Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000263902
Shareholder Report [Line Items]
Fund Name	Lazard Government Money Market Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$10	0.20%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,676,246,866
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 899,616
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,676,246,866
# of Portfolio Holdings	48
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$899,616

Holdings [Text Block]

Maturity (% of Net Assets)

Table Summary
1 - 7 Days	61.2%
8 - 30 Days	1.5%
31 - 60 Days	9.1%
61 - 90 Days	5.9%
91 - 180 Days	13.3%
Over 180 Days	10.1%
Liabilities in excess of other assets	(1.1)%

Largest Holdings [Text Block]

Security Type (% of Net Assets)

Table Summary
Short-Term Investments	59.1%
U.S. Treasury Securities	23.9%
U.S. Government Securities	18.1%
Liabilities in excess of other assets	(1.1%)

C000058929
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Institutional Shares
Trading Symbol	LCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$53	1.03%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
6/16	$10,000	$10,000	$10,000
7/16	$10,361	$10,422	$10,279
8/16	$10,445	$10,431	$10,279
9/16	$10,488	$10,487	$10,310
10/16	$10,318	$10,284	$10,159
11/16	$10,361	$10,431	$10,149
12/16	$10,457	$10,681	$10,302
1/17	$10,716	$10,939	$10,460
2/17	$10,910	$11,242	$10,663
3/17	$10,932	$11,362	$10,730
4/17	$11,050	$11,530	$10,859
5/17	$11,158	$11,774	$11,030
6/17	$11,352	$11,820	$11,051
7/17	$11,589	$12,102	$11,229
8/17	$11,546	$12,119	$11,278
9/17	$11,902	$12,391	$11,410
10/17	$12,075	$12,626	$11,542
11/17	$12,150	$12,899	$11,687
12/17	$12,312	$13,074	$11,804
1/18	$12,835	$13,764	$12,124
2/18	$12,301	$13,194	$11,771
3/18	$12,034	$12,906	$11,645
4/18	$12,115	$13,054	$11,690
5/18	$12,103	$13,136	$11,768
6/18	$11,999	$13,130	$11,758
7/18	$12,266	$13,540	$11,980
8/18	$12,391	$13,708	$12,100
9/18	$12,320	$13,784	$12,111
10/18	$11,433	$12,772	$11,539
11/18	$11,551	$12,917	$11,644
12/18	$10,746	$11,935	$11,215
1/19	$11,410	$12,863	$11,786
2/19	$11,656	$13,250	$12,002
3/19	$11,730	$13,424	$12,187
4/19	$11,976	$13,900	$12,447
5/19	$11,619	$13,098	$12,097
6/19	$11,939	$13,961	$12,630
7/19	$12,062	$14,030	$12,678
8/19	$11,914	$13,743	$12,654
9/19	$11,976	$14,036	$12,785
10/19	$12,074	$14,393	$12,995
11/19	$12,222	$14,794	$13,212
12/19	$12,375	$15,237	$13,450
1/20	$12,387	$15,144	$13,505
2/20	$11,898	$13,864	$12,925
3/20	$10,895	$12,029	$11,921
4/20	$11,735	$13,344	$12,787
5/20	$12,199	$13,988	$13,193
6/20	$12,375	$14,358	$13,444
7/20	$12,701	$15,045	$13,910
8/20	$12,964	$16,050	$14,430
9/20	$12,788	$15,497	$14,116
10/20	$12,525	$15,021	$13,831
11/20	$13,303	$16,942	$14,936
12/20	$13,547	$17,660	$15,337
1/21	$13,457	$17,485	$15,201
2/21	$13,688	$17,933	$15,347
3/21	$14,059	$18,529	$15,583
4/21	$14,431	$19,392	$16,067
5/21	$14,610	$19,671	$16,229
6/21	$14,635	$19,964	$16,421
7/21	$14,763	$20,322	$16,671
8/21	$15,096	$20,828	$16,908
9/21	$14,507	$19,963	$16,423
10/21	$15,122	$21,093	$16,980
11/21	$14,751	$20,631	$16,771
12/21	$15,302	$21,513	$17,190
1/22	$14,540	$20,375	$16,496
2/22	$14,300	$19,859	$16,174
3/22	$14,433	$20,404	$16,250
4/22	$13,725	$18,709	$15,193
5/22	$13,645	$18,724	$15,241
6/22	$12,937	$17,102	$14,367
7/22	$13,444	$18,460	$15,192
8/22	$13,169	$17,688	$14,636
9/22	$12,471	$16,044	$13,560
10/22	$12,977	$17,196	$14,074
11/22	$13,360	$18,391	$14,878
12/22	$13,017	$17,610	$14,456
1/23	$13,418	$18,856	$15,248
2/23	$13,045	$18,403	$14,871
3/23	$13,322	$18,972	$15,298
4/23	$13,460	$19,304	$15,496
5/23	$13,128	$19,111	$15,336
6/23	$13,557	$20,267	$15,873
7/23	$13,958	$20,948	$16,189
8/23	$13,571	$20,448	$15,913
9/23	$13,059	$19,566	$15,339
10/23	$12,741	$18,998	$14,975
11/23	$13,654	$20,779	$16,086
12/23	$14,356	$21,799	$16,807
1/24	$14,428	$22,061	$16,910
2/24	$14,898	$22,996	$17,248
3/24	$15,269	$23,735	$17,651
4/24	$14,542	$22,853	$17,079
5/24	$15,083	$23,874	$17,651
6/24	$15,426	$24,360	$17,934
7/24	$15,568	$24,789	$18,144
8/24	$15,862	$25,444	$18,536
9/24	$16,127	$25,910	$18,839
10/24	$15,877	$25,396	$18,428
11/24	$16,627	$26,562	$19,014
12/24	$16,121	$25,869	$18,590
1/25	$16,596	$26,782	$19,023
2/25	$16,580	$26,589	$19,105
3/25	$16,011	$25,406	$18,597
4/25	$15,916	$25,631	$18,726
5/25	$16,564	$27,149	$19,338
6/25	$17,149	$28,320	$19,967
7/25	$17,165	$28,685	$20,100
8/25	$17,427	$29,433	$20,512
9/25	$18,081	$30,379	$21,000
10/25	$18,368	$30,988	$21,305
11/25	$18,320	$31,075	$21,394
12/25	$18,379	$31,326	$21,485
1/26	$18,796	$32,027	$21,783
2/26	$18,977	$32,262	$22,020
3/26	$18,107	$30,207	$21,021
4/26	$19,141	$33,104	$22,240
5/26	$19,847	$34,611	$22,895
6/26	$19,702	$34,363	$22,812

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	14.89%	6.13%	7.02%
MSCI World Index	21.34%	11.47%	13.14%
Global Asset Allocation Blended Index	14.25%	6.80%	8.60%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 24,010,779
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 16,645
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$24,010,779
# of Portfolio Holdings	19
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$16,645

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Equity Funds	67.2%
Fixed Income	23.6%
Commodity	5.3%
Other (includes short-term investments)	3.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Vanguard S&P 500 ETF	13.5%
Vanguard S&P 500 Growth ETF	12.3%
Vanguard S&P 500 Value ETF	12.1%
iShares 20+ Year Treasury Bond ETF	11.6%
State Street SPDR EURO STOXX 50 ETF	7.1%
Invesco QQQ Trust, Series 1	7.0%
iShares 1-3 Year Treasury Bond ETF	5.0%
iShares MSCI Japan ETF	4.3%
Lazard Next Gen Technologies ETF	4.2%
iShares International Treasury Bond ETF	3.9%

C000058930
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Open Shares
Trading Symbol	LCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$66	1.28%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
6/16	$10,000	$10,000	$10,000
7/16	$10,352	$10,422	$10,279
8/16	$10,426	$10,431	$10,279
9/16	$10,480	$10,487	$10,310
10/16	$10,299	$10,284	$10,159
11/16	$10,341	$10,431	$10,149
12/16	$10,430	$10,681	$10,302
1/17	$10,689	$10,939	$10,460
2/17	$10,884	$11,242	$10,663
3/17	$10,895	$11,362	$10,730
4/17	$11,013	$11,530	$10,859
5/17	$11,121	$11,774	$11,030
6/17	$11,305	$11,820	$11,051
7/17	$11,543	$12,102	$11,229
8/17	$11,500	$12,119	$11,278
9/17	$11,846	$12,391	$11,410
10/17	$12,019	$12,626	$11,542
11/17	$12,094	$12,899	$11,687
12/17	$12,253	$13,074	$11,804
1/18	$12,764	$13,764	$12,124
2/18	$12,229	$13,194	$11,771
3/18	$11,962	$12,906	$11,645
4/18	$12,043	$13,054	$11,690
5/18	$12,020	$13,136	$11,768
6/18	$11,916	$13,130	$11,758
7/18	$12,183	$13,540	$11,980
8/18	$12,296	$13,708	$12,100
9/18	$12,237	$13,784	$12,111
10/18	$11,338	$12,772	$11,539
11/18	$11,456	$12,917	$11,644
12/18	$10,654	$11,935	$11,215
1/19	$11,316	$12,863	$11,786
2/19	$11,561	$13,250	$12,002
3/19	$11,623	$13,424	$12,187
4/19	$11,868	$13,900	$12,447
5/19	$11,500	$13,098	$12,097
6/19	$11,831	$13,961	$12,630
7/19	$11,941	$14,030	$12,678
8/19	$11,782	$13,743	$12,654
9/19	$11,856	$14,036	$12,785
10/19	$11,941	$14,393	$12,995
11/19	$12,089	$14,794	$13,212
12/19	$12,242	$15,237	$13,450
1/20	$12,255	$15,144	$13,505
2/20	$11,756	$13,864	$12,925
3/20	$10,759	$12,029	$11,921
4/20	$11,594	$13,344	$12,787
5/20	$12,043	$13,988	$13,193
6/20	$12,217	$14,358	$13,444
7/20	$12,542	$15,045	$13,910
8/20	$12,791	$16,050	$14,430
9/20	$12,616	$15,497	$14,116
10/20	$12,354	$15,021	$13,831
11/20	$13,128	$16,942	$14,936
12/20	$13,375	$17,660	$15,337
1/21	$13,273	$17,485	$15,201
2/21	$13,489	$17,933	$15,347
3/21	$13,857	$18,529	$15,583
4/21	$14,226	$19,392	$16,067
5/21	$14,403	$19,671	$16,229
6/21	$14,429	$19,964	$16,421
7/21	$14,543	$20,322	$16,671
8/21	$14,861	$20,828	$16,908
9/21	$14,289	$19,963	$16,423
10/21	$14,886	$21,093	$16,980
11/21	$14,518	$20,631	$16,771
12/21	$15,052	$21,513	$17,190
1/22	$14,312	$20,375	$16,496
2/22	$14,074	$19,859	$16,174
3/22	$14,193	$20,404	$16,250
4/22	$13,492	$18,709	$15,193
5/22	$13,412	$18,724	$15,241
6/22	$12,711	$17,102	$14,367
7/22	$13,214	$18,460	$15,192
8/22	$12,941	$17,688	$14,636
9/22	$12,250	$16,044	$13,560
10/22	$12,738	$17,196	$14,074
11/22	$13,117	$18,391	$14,878
12/22	$12,786	$17,610	$14,456
1/23	$13,168	$18,856	$15,248
2/23	$12,800	$18,403	$14,871
3/23	$13,059	$18,972	$15,298
4/23	$13,196	$19,304	$15,496
5/23	$12,868	$19,111	$15,336
6/23	$13,291	$20,267	$15,873
7/23	$13,688	$20,948	$16,189
8/23	$13,291	$20,448	$15,913
9/23	$12,786	$19,566	$15,339
10/23	$12,472	$18,998	$14,975
11/23	$13,373	$20,779	$16,086
12/23	$14,046	$21,799	$16,807
1/24	$14,116	$22,061	$16,910
2/24	$14,593	$22,996	$17,248
3/24	$14,945	$23,735	$17,651
4/24	$14,214	$22,853	$17,079
5/24	$14,748	$23,874	$17,651
6/24	$15,085	$24,360	$17,934
7/24	$15,225	$24,789	$18,144
8/24	$15,515	$25,444	$18,536
9/24	$15,762	$25,910	$18,839
10/24	$15,515	$25,396	$18,428
11/24	$16,240	$26,562	$19,014
12/24	$15,746	$25,869	$18,590
1/25	$16,197	$26,782	$19,023
2/25	$16,181	$26,589	$19,105
3/25	$15,622	$25,406	$18,597
4/25	$15,528	$25,631	$18,726
5/25	$16,150	$27,149	$19,338
6/25	$16,725	$28,320	$19,967
7/25	$16,725	$28,685	$20,100
8/25	$16,999	$29,433	$20,512
9/25	$17,626	$30,379	$21,000
10/25	$17,909	$30,988	$21,305
11/25	$17,846	$31,075	$21,394
12/25	$17,906	$31,326	$21,485
1/26	$18,316	$32,027	$21,783
2/26	$18,476	$32,262	$22,020
3/26	$17,622	$30,207	$21,021
4/26	$18,636	$33,104	$22,240
5/26	$19,313	$34,611	$22,895
6/26	$19,170	$34,363	$22,812

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	14.62%	5.85%	6.72%
MSCI World Index	21.34%	11.47%	13.14%
Global Asset Allocation Blended Index	14.25%	6.80%	8.60%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 24,010,779
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 16,645
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$24,010,779
# of Portfolio Holdings	19
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$16,645

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Equity Funds	67.2%
Fixed Income	23.6%
Commodity	5.3%
Other (includes short-term investments)	3.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Vanguard S&P 500 ETF	13.5%
Vanguard S&P 500 Growth ETF	12.3%
Vanguard S&P 500 Value ETF	12.1%
iShares 20+ Year Treasury Bond ETF	11.6%
State Street SPDR EURO STOXX 50 ETF	7.1%
Invesco QQQ Trust, Series 1	7.0%
iShares 1-3 Year Treasury Bond ETF	5.0%
iShares MSCI Japan ETF	4.3%
Lazard Next Gen Technologies ETF	4.2%
iShares International Treasury Bond ETF	3.9%

C000240316
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Institutional Shares
Trading Symbol	CONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$41	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,310	$10,580
2/23	$10,370	$10,057	$10,443
3/23	$10,433	$10,293	$10,375
4/23	$10,282	$10,356	$10,230
5/23	$10,373	$10,248	$10,320
6/23	$10,909	$10,232	$10,855
7/23	$11,151	$10,243	$11,152
8/23	$10,778	$10,181	$10,863
9/23	$10,466	$9,938	$10,581
10/23	$9,970	$9,789	$10,115
11/23	$10,516	$10,229	$10,642
12/23	$11,062	$10,617	$11,287
1/24	$10,927	$10,592	$11,156
2/24	$10,938	$10,465	$11,290
3/24	$11,116	$10,568	$11,552
4/24	$10,740	$10,321	$11,149
5/24	$10,886	$10,492	$11,421
6/24	$11,077	$10,588	$11,527
7/24	$11,182	$10,828	$11,749
8/24	$11,350	$10,987	$11,903
9/24	$11,506	$11,138	$12,134
10/24	$11,485	$10,885	$12,236
11/24	$12,161	$11,000	$13,065
12/24	$11,644	$10,834	$12,544
1/25	$11,983	$10,899	$12,878
2/25	$11,622	$11,124	$12,621
3/25	$11,345	$11,122	$12,275
4/25	$11,550	$11,161	$12,441
5/25	$11,904	$11,104	$12,846
6/25	$12,393	$11,277	$13,365
7/25	$12,727	$11,261	$13,737
8/25	$12,858	$11,397	$13,976
9/25	$13,356	$11,517	$14,513
10/25	$13,860	$11,593	$14,967
11/25	$13,696	$11,663	$14,862
12/25	$13,616	$11,655	$14,799
1/26	$14,254	$11,673	$15,481
2/26	$14,482	$11,850	$15,747
3/26	$14,026	$11,638	$15,350
4/26	$15,523	$11,674	$16,955
5/26	$16,335	$11,715	$17,989
6/26	$16,289	$11,745	$17,926

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 12/30/22
Institutional Shares	31.43%	14.96%
Bloomberg US Universal Index	4.15%	4.70%
ICE BofA US Convertible Index	34.12%	18.15%

Performance Inception Date	Dec. 30, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 19,010,384
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,010,384
# of Portfolio Holdings	100
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	35.7%
Financials	13.2%
Communication Services	11.2%
Utilities	10.5%
Industrials	8.4%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Energy	2.9%
Other (includes short-term investments)	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Western Digital Corp., 3.000%, due 11/15/28	4.1%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	3.3%
Alphabet, Inc., Series A	2.4%
Alphabet, Inc., Series B	2.4%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.4%
Boeing Co.	2.3%
Strategy, Inc., Zero Coupon, due 12/01/29	2.3%
Akamai Technologies, Inc., 0.375%, due 09/01/27	2.3%
ON Semiconductor Corp., 0.500%, due 03/01/29	2.2%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%

C000240317
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Open Shares
Trading Symbol	CONOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.00%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	Bloomberg US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,310	$10,580
2/23	$10,360	$10,057	$10,443
3/23	$10,427	$10,293	$10,375
4/23	$10,276	$10,356	$10,230
5/23	$10,367	$10,248	$10,320
6/23	$10,906	$10,232	$10,855
7/23	$11,138	$10,243	$11,152
8/23	$10,765	$10,181	$10,863
9/23	$10,447	$9,938	$10,581
10/23	$9,952	$9,789	$10,115
11/23	$10,487	$10,229	$10,642
12/23	$11,035	$10,617	$11,287
1/24	$10,900	$10,592	$11,156
2/24	$10,910	$10,465	$11,290
3/24	$11,081	$10,568	$11,552
4/24	$10,706	$10,321	$11,149
5/24	$10,852	$10,492	$11,421
6/24	$11,035	$10,588	$11,527
7/24	$11,140	$10,828	$11,749
8/24	$11,297	$10,987	$11,903
9/24	$11,455	$11,138	$12,134
10/24	$11,434	$10,885	$12,236
11/24	$12,108	$11,000	$13,065
12/24	$11,595	$10,834	$12,544
1/25	$11,923	$10,899	$12,878
2/25	$11,563	$11,124	$12,621
3/25	$11,281	$11,122	$12,275
4/25	$11,484	$11,161	$12,441
5/25	$11,836	$11,104	$12,846
6/25	$12,326	$11,277	$13,365
7/25	$12,647	$11,261	$13,737
8/25	$12,777	$11,397	$13,976
9/25	$13,272	$11,517	$14,513
10/25	$13,772	$11,593	$14,967
11/25	$13,598	$11,663	$14,862
12/25	$13,509	$11,655	$14,799
1/26	$14,143	$11,673	$15,481
2/26	$14,381	$11,850	$15,747
3/26	$13,907	$11,638	$15,350
4/26	$15,394	$11,674	$16,955
5/26	$16,199	$11,715	$17,989
6/26	$16,143	$11,745	$17,926

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 12/30/22
Open Shares	30.97%	14.67%
Bloomberg US Universal Index	4.15%	4.70%
ICE BofA US Convertible Index	34.12%	18.15%

Performance Inception Date	Dec. 30, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 19,010,384
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,010,384
# of Portfolio Holdings	100
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	35.7%
Financials	13.2%
Communication Services	11.2%
Utilities	10.5%
Industrials	8.4%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Energy	2.9%
Other (includes short-term investments)	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Western Digital Corp., 3.000%, due 11/15/28	4.1%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	3.3%
Alphabet, Inc., Series A	2.4%
Alphabet, Inc., Series B	2.4%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.4%
Boeing Co.	2.3%
Strategy, Inc., Zero Coupon, due 12/01/29	2.3%
Akamai Technologies, Inc., 0.375%, due 09/01/27	2.3%
ON Semiconductor Corp., 0.500%, due 03/01/29	2.2%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%

C000028365
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Institutional Shares
Trading Symbol	LZUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	S&P 500 Index
6/16	$10,000	$10,000
7/16	$10,490	$10,369
8/16	$10,600	$10,383
9/16	$10,656	$10,385
10/16	$10,349	$10,196
11/16	$10,712	$10,573
12/16	$10,910	$10,782
1/17	$11,136	$10,987
2/17	$11,492	$11,423
3/17	$11,548	$11,436
4/17	$11,689	$11,554
5/17	$11,755	$11,716
6/17	$11,773	$11,790
7/17	$11,970	$12,032
8/17	$11,970	$12,069
9/17	$12,259	$12,318
10/17	$12,442	$12,605
11/17	$12,740	$12,992
12/17	$12,893	$13,136
1/18	$13,640	$13,888
2/18	$13,214	$13,377
3/18	$12,934	$13,037
4/18	$12,945	$13,087
5/18	$13,246	$13,402
6/18	$13,266	$13,484
7/18	$13,816	$13,986
8/18	$14,255	$14,442
9/18	$14,361	$14,524
10/18	$13,427	$13,531
11/18	$13,703	$13,807
12/18	$12,491	$12,560
1/19	$13,358	$13,567
2/19	$13,919	$14,003
3/19	$14,139	$14,275
4/19	$14,676	$14,853
5/19	$13,883	$13,909
6/19	$14,810	$14,889
7/19	$15,116	$15,103
8/19	$14,945	$14,864
9/19	$15,189	$15,142
10/19	$15,421	$15,470
11/19	$15,946	$16,031
12/19	$16,446	$16,515
1/20	$16,706	$16,509
2/20	$15,284	$15,150
3/20	$13,152	$13,279
4/20	$14,874	$14,981
5/20	$15,599	$15,694
6/20	$15,694	$16,006
7/20	$16,460	$16,909
8/20	$17,628	$18,124
9/20	$17,129	$17,436
10/20	$16,727	$16,972
11/20	$18,530	$18,830
12/20	$19,290	$19,554
1/21	$18,929	$19,357
2/21	$19,723	$19,890
3/21	$20,747	$20,761
4/21	$22,074	$21,869
5/21	$22,219	$22,022
6/21	$22,522	$22,536
7/21	$23,229	$23,072
8/21	$23,736	$23,773
9/21	$22,836	$22,667
10/21	$24,371	$24,256
11/21	$23,574	$24,087
12/21	$24,567	$25,167
1/22	$23,191	$23,865
2/22	$22,809	$23,150
3/22	$23,451	$24,010
4/22	$21,754	$21,916
5/22	$21,463	$21,956
6/22	$20,118	$20,144
7/22	$21,861	$22,001
8/22	$20,858	$21,104
9/22	$18,987	$19,160
10/22	$20,413	$20,712
11/22	$21,609	$21,869
12/22	$20,404	$20,609
1/23	$21,535	$21,904
2/23	$20,718	$21,370
3/23	$21,347	$22,154
4/23	$21,661	$22,500
5/23	$21,645	$22,598
6/23	$22,744	$24,091
7/23	$23,326	$24,865
8/23	$22,854	$24,469
9/23	$21,865	$23,302
10/23	$21,456	$22,812
11/23	$23,404	$24,896
12/23	$24,439	$26,027
1/24	$24,677	$26,464
2/24	$25,741	$27,877
3/24	$26,249	$28,774
4/24	$25,312	$27,599
5/24	$26,074	$28,967
6/24	$26,741	$30,007
7/24	$27,503	$30,372
8/24	$27,824	$31,109
9/24	$28,047	$31,773
10/24	$27,474	$31,485
11/24	$28,763	$33,333
12/24	$27,891	$32,538
1/25	$29,025	$33,445
2/25	$28,297	$33,008
3/25	$26,808	$31,148
4/25	$26,419	$30,937
5/25	$27,823	$32,884
6/25	$29,025	$34,557
7/25	$29,567	$35,332
8/25	$30,186	$36,048
9/25	$30,717	$37,364
10/25	$31,300	$38,239
11/25	$32,088	$38,333
12/25	$32,124	$38,356
1/26	$32,413	$38,912
2/26	$32,105	$38,617
3/26	$30,446	$36,694
4/26	$33,242	$40,544
5/26	$34,129	$42,678
6/26	$34,033	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	17.25%	8.61%	13.03%
S&P 500 Index	22.32%	13.41%	15.51%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 76,889,327
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 157,348
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

C000028364
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Open Shares
Trading Symbol	LZUOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$48	0.95%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	S&P 500 Index
6/16	$10,000	$10,000
7/16	$10,479	$10,369
8/16	$10,589	$10,383
9/16	$10,645	$10,385
10/16	$10,330	$10,196
11/16	$10,692	$10,573
12/16	$10,896	$10,782
1/17	$11,111	$10,987
2/17	$11,465	$11,423
3/17	$11,512	$11,436
4/17	$11,652	$11,554
5/17	$11,717	$11,716
6/17	$11,736	$11,790
7/17	$11,923	$12,032
8/17	$11,922	$12,069
9/17	$12,209	$12,318
10/17	$12,391	$12,605
11/17	$12,679	$12,992
12/17	$12,830	$13,136
1/18	$13,570	$13,888
2/18	$13,139	$13,377
3/18	$12,861	$13,037
4/18	$12,871	$13,087
5/18	$13,159	$13,402
6/18	$13,190	$13,484
7/18	$13,725	$13,986
8/18	$14,149	$14,442
9/18	$14,265	$14,524
10/18	$13,329	$13,531
11/18	$13,602	$13,807
12/18	$12,394	$12,560
1/19	$13,250	$13,567
2/19	$13,804	$14,003
3/19	$14,021	$14,275
4/19	$14,540	$14,853
5/19	$13,756	$13,909
6/19	$14,673	$14,889
7/19	$14,974	$15,103
8/19	$14,793	$14,864
9/19	$15,034	$15,142
10/19	$15,251	$15,470
11/19	$15,782	$16,031
12/19	$16,267	$16,515
1/20	$16,522	$16,509
2/20	$15,110	$15,150
3/20	$12,997	$13,279
4/20	$14,693	$14,981
5/20	$15,406	$15,694
6/20	$15,513	$16,006
7/20	$16,253	$16,909
8/20	$17,403	$18,124
9/20	$16,912	$17,436
10/20	$16,516	$16,972
11/20	$18,290	$18,830
12/20	$19,046	$19,554
1/21	$18,677	$19,357
2/21	$19,456	$19,890
3/21	$20,447	$20,761
4/21	$21,764	$21,869
5/21	$21,906	$22,022
6/21	$22,203	$22,536
7/21	$22,883	$23,072
8/21	$23,381	$23,773
9/21	$22,484	$22,667
10/21	$24,004	$24,256
11/21	$23,208	$24,087
12/21	$24,180	$25,167
1/22	$22,818	$23,865
2/22	$22,429	$23,150
3/22	$23,073	$24,010
4/22	$21,397	$21,916
5/22	$21,112	$21,956
6/22	$19,766	$20,144
7/22	$21,487	$22,001
8/22	$20,490	$21,104
9/22	$18,659	$19,160
10/22	$20,040	$20,712
11/22	$21,210	$21,869
12/22	$20,025	$20,609
1/23	$21,144	$21,904
2/23	$20,332	$21,370
3/23	$20,945	$22,154
4/23	$21,252	$22,500
5/23	$21,221	$22,598
6/23	$22,294	$24,091
7/23	$22,862	$24,865
8/23	$22,402	$24,469
9/23	$21,420	$23,302
10/23	$21,022	$22,812
11/23	$22,923	$24,896
12/23	$23,935	$26,027
1/24	$24,167	$26,464
2/24	$25,188	$27,877
3/24	$25,682	$28,774
4/24	$24,755	$27,599
5/24	$25,512	$28,967
6/24	$26,162	$30,007
7/24	$26,904	$30,372
8/24	$27,201	$31,109
9/24	$27,418	$31,773
10/24	$26,860	$31,485
11/24	$28,100	$33,333
12/24	$27,244	$32,538
1/25	$28,345	$33,445
2/25	$27,639	$33,008
3/25	$26,176	$31,148
4/25	$25,766	$30,937
5/25	$27,146	$32,884
6/25	$28,313	$34,557
7/25	$28,838	$35,332
8/25	$29,440	$36,048
9/25	$29,939	$37,364
10/25	$30,504	$38,239
11/25	$31,269	$38,333
12/25	$31,293	$38,356
1/26	$31,573	$38,912
2/26	$31,256	$38,617
3/26	$29,651	$36,694
4/26	$32,357	$40,544
5/26	$33,197	$42,678
6/26	$33,122	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	16.99%	8.33%	12.72%
S&P 500 Index	22.32%	13.41%	15.51%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 76,889,327
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 157,348
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

C000134187
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	R6 Shares
Trading Symbol	RLUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	S&P 500 Index
6/16	$1,000,000	$1,000,000
7/16	$1,048,957	$1,036,869
8/16	$1,060,013	$1,038,325
9/16	$1,065,597	$1,038,521
10/16	$1,034,885	$1,019,577
11/16	$1,071,181	$1,057,337
12/16	$1,091,142	$1,078,237
1/17	$1,113,659	$1,098,687
2/17	$1,150,249	$1,142,311
3/17	$1,154,940	$1,143,643
4/17	$1,169,014	$1,155,388
5/17	$1,176,519	$1,171,648
6/17	$1,177,458	$1,178,961
7/17	$1,197,160	$1,203,204
8/17	$1,197,121	$1,206,887
9/17	$1,226,014	$1,231,783
10/17	$1,244,312	$1,260,527
11/17	$1,274,168	$1,299,187
12/17	$1,289,337	$1,313,633
1/18	$1,364,021	$1,388,843
2/18	$1,321,492	$1,337,655
3/18	$1,293,486	$1,303,661
4/18	$1,295,560	$1,308,663
5/18	$1,324,604	$1,340,178
6/18	$1,327,716	$1,348,427
7/18	$1,382,692	$1,398,608
8/18	$1,425,566	$1,444,181
9/18	$1,437,242	$1,452,399
10/18	$1,342,771	$1,353,127
11/18	$1,370,369	$1,380,701
12/18	$1,248,941	$1,256,036
1/19	$1,335,623	$1,356,690
2/19	$1,393,003	$1,400,251
3/19	$1,414,979	$1,427,460
4/19	$1,467,476	$1,485,258
5/19	$1,389,340	$1,390,873
6/19	$1,482,126	$1,488,896
7/19	$1,512,647	$1,510,295
8/19	$1,494,335	$1,486,372
9/19	$1,519,973	$1,514,182
10/19	$1,541,948	$1,546,979
11/19	$1,594,445	$1,603,133
12/19	$1,645,666	$1,651,519
1/20	$1,671,636	$1,650,874
2/20	$1,528,119	$1,514,974
3/20	$1,314,893	$1,327,860
4/20	$1,487,114	$1,498,078
5/20	$1,559,556	$1,569,432
6/20	$1,570,490	$1,600,643
7/20	$1,645,666	$1,690,904
8/20	$1,762,440	$1,812,448
9/20	$1,712,520	$1,743,580
10/20	$1,673,694	$1,697,218
11/20	$1,853,959	$1,883,003
12/20	$1,930,009	$1,955,401
1/21	$1,893,948	$1,935,659
2/21	$1,973,283	$1,989,025
3/21	$2,074,255	$2,076,136
4/21	$2,206,961	$2,186,938
5/21	$2,222,828	$2,202,212
6/21	$2,253,120	$2,253,622
7/21	$2,323,800	$2,307,157
8/21	$2,374,563	$2,377,307
9/21	$2,284,595	$2,266,739
10/21	$2,437,983	$2,425,551
11/21	$2,356,865	$2,408,745
12/21	$2,457,587	$2,516,695
1/22	$2,320,036	$2,386,464
2/22	$2,280,299	$2,315,009
3/22	$2,346,018	$2,400,965
4/22	$2,176,371	$2,191,596
5/22	$2,147,332	$2,195,617
6/22	$2,011,309	$2,014,382
7/22	$2,187,069	$2,200,117
8/22	$2,086,800	$2,110,393
9/22	$1,899,739	$1,916,028
10/22	$2,040,801	$2,071,152
11/22	$2,161,931	$2,186,897
12/22	$2,039,849	$2,060,900
1/23	$2,154,483	$2,190,394
2/23	$2,072,826	$2,136,951
3/23	$2,135,639	$2,215,407
4/23	$2,167,045	$2,249,987
5/23	$2,163,904	$2,259,766
6/23	$2,273,827	$2,409,081
7/23	$2,331,929	$2,486,473
8/23	$2,284,819	$2,446,884
9/23	$2,187,459	$2,330,222
10/23	$2,146,631	$2,281,226
11/23	$2,341,351	$2,489,559
12/23	$2,443,167	$2,602,662
1/24	$2,468,567	$2,646,397
2/24	$2,574,930	$2,787,703
3/24	$2,624,142	$2,877,397
4/24	$2,530,480	$2,759,871
5/24	$2,608,267	$2,896,718
6/24	$2,674,942	$3,000,658
7/24	$2,751,143	$3,037,183
8/24	$2,783,247	$3,110,855
9/24	$2,805,513	$3,177,294
10/24	$2,748,257	$3,148,481
11/24	$2,877,082	$3,333,300
12/24	$2,789,926	$3,253,840
1/25	$2,903,283	$3,344,451
2/25	$2,830,531	$3,300,812
3/25	$2,681,645	$3,114,831
4/25	$2,641,040	$3,093,709
5/25	$2,783,159	$3,288,442
6/25	$2,903,283	$3,455,668
7/25	$2,957,423	$3,533,223
8/25	$3,019,354	$3,604,847
9/25	$3,072,445	$3,736,424
10/25	$3,130,674	$3,823,907
11/25	$3,209,455	$3,833,280
12/25	$3,213,051	$3,835,627
1/26	$3,241,963	$3,891,244
2/26	$3,211,124	$3,861,671
3/26	$3,045,363	$3,669,379
4/26	$3,324,843	$4,054,394
5/26	$3,413,505	$4,267,787
6/26	$3,403,868	$4,227,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	17.24%	8.60%	13.03%
S&P 500 Index	22.32%	13.41%	15.51%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 76,889,327
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 157,348
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

C000028363
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	LZHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
6/16	$10,000	$10,000	$10,000
7/16	$10,166	$10,082	$10,253
8/16	$10,310	$10,093	$10,481
9/16	$10,329	$10,096	$10,549
10/16	$10,327	$10,029	$10,582
11/16	$10,282	$9,803	$10,540
12/16	$10,408	$9,832	$10,747
1/17	$10,470	$9,867	$10,892
2/17	$10,576	$9,943	$11,062
3/17	$10,552	$9,940	$11,038
4/17	$10,680	$10,022	$11,163
5/17	$10,742	$10,100	$11,263
6/17	$10,739	$10,091	$11,275
7/17	$10,823	$10,141	$11,405
8/17	$10,841	$10,229	$11,402
9/17	$10,904	$10,193	$11,505
10/17	$10,923	$10,205	$11,549
11/17	$10,919	$10,190	$11,518
12/17	$10,937	$10,235	$11,552
1/18	$10,933	$10,136	$11,626
2/18	$10,818	$10,040	$11,517
3/18	$10,769	$10,091	$11,446
4/18	$10,788	$10,023	$11,522
5/18	$10,761	$10,078	$11,521
6/18	$10,780	$10,063	$11,560
7/18	$10,868	$10,084	$11,690
8/18	$10,956	$10,134	$11,774
9/18	$10,999	$10,091	$11,843
10/18	$10,833	$10,006	$11,649
11/18	$10,805	$10,051	$11,543
12/18	$10,638	$10,209	$11,290
1/19	$11,104	$10,349	$11,808
2/19	$11,266	$10,361	$12,008
3/19	$11,380	$10,548	$12,126
4/19	$11,495	$10,562	$12,295
5/19	$11,372	$10,724	$12,139
6/19	$11,655	$10,876	$12,437
7/19	$11,699	$10,908	$12,500
8/19	$11,790	$11,155	$12,549
9/19	$11,833	$11,107	$12,589
10/19	$11,876	$11,143	$12,618
11/19	$11,942	$11,140	$12,652
12/19	$12,058	$11,157	$12,917
1/20	$12,076	$11,357	$12,917
2/20	$11,896	$11,527	$12,717
3/20	$10,877	$11,302	$11,222
4/20	$11,292	$11,529	$11,648
5/20	$11,732	$11,636	$12,181
6/20	$11,725	$11,733	$12,300
7/20	$12,193	$11,939	$12,887
8/20	$12,285	$11,871	$13,014
9/20	$12,150	$11,849	$12,879
10/20	$12,192	$11,807	$12,939
11/20	$12,532	$11,961	$13,457
12/20	$12,656	$12,002	$13,713
1/21	$12,658	$11,927	$13,766
2/21	$12,648	$11,773	$13,814
3/21	$12,662	$11,636	$13,837
4/21	$12,748	$11,734	$13,989
5/21	$12,775	$11,778	$14,029
6/21	$12,892	$11,864	$14,221
7/21	$12,949	$11,983	$14,272
8/21	$13,008	$11,975	$14,350
9/21	$12,980	$11,873	$14,354
10/21	$12,912	$11,864	$14,329
11/21	$12,793	$11,878	$14,182
12/21	$13,017	$11,870	$14,449
1/22	$12,639	$11,610	$14,052
2/22	$12,552	$11,451	$13,926
3/22	$12,404	$11,144	$13,797
4/22	$11,962	$10,728	$13,295
5/22	$12,129	$10,787	$13,328
6/22	$11,415	$10,572	$12,421
7/22	$12,117	$10,838	$13,169
8/22	$11,699	$10,556	$12,854
9/22	$11,245	$10,101	$12,337
10/22	$11,569	$9,990	$12,688
11/22	$11,776	$10,363	$12,925
12/22	$11,701	$10,328	$12,828
1/23	$12,048	$10,648	$13,330
2/23	$11,834	$10,386	$13,157
3/23	$12,094	$10,630	$13,305
4/23	$12,165	$10,695	$13,434
5/23	$12,034	$10,584	$13,306
6/23	$12,134	$10,568	$13,523
7/23	$12,249	$10,578	$13,715
8/23	$12,224	$10,514	$13,754
9/23	$12,029	$10,264	$13,594
10/23	$11,982	$10,109	$13,426
11/23	$12,539	$10,564	$14,037
12/23	$12,947	$10,965	$14,554
1/24	$12,938	$10,939	$14,557
2/24	$12,879	$10,808	$14,600
3/24	$13,027	$10,914	$14,774
4/24	$12,890	$10,659	$14,626
5/24	$13,008	$10,836	$14,792
6/24	$13,167	$10,935	$14,935
7/24	$13,372	$11,183	$15,228
8/24	$13,579	$11,347	$15,470
9/24	$13,726	$11,503	$15,723
10/24	$13,599	$11,242	$15,637
11/24	$13,745	$11,360	$15,816
12/24	$13,635	$11,189	$15,748
1/25	$13,850	$11,256	$15,965
2/25	$13,945	$11,489	$16,069
3/25	$13,819	$11,486	$15,897
4/25	$13,869	$11,527	$15,897
5/25	$14,153	$11,468	$16,164
6/25	$14,414	$11,647	$16,464
7/25	$14,449	$11,630	$16,530
8/25	$14,666	$11,770	$16,732
9/25	$14,774	$11,895	$16,860
10/25	$14,818	$11,973	$16,893
11/25	$14,944	$12,045	$16,977
12/25	$15,062	$12,037	$17,087
1/26	$15,139	$12,055	$17,169
2/26	$15,233	$12,239	$17,198
3/26	$15,105	$12,020	$16,993
4/26	$15,317	$12,056	$17,282
5/26	$15,375	$12,099	$17,368
6/26	$15,385	$12,130	$17,410

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	6.74%	3.60%	4.40%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
ICE BofA US High Yield Index	5.74%	4.13%	5.70%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 139,860,081
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 246,837
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

C000028362
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Open Shares
Trading Symbol	LZHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$40	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
6/16	$10,000	$10,000	$10,000
7/16	$10,163	$10,082	$10,253
8/16	$10,304	$10,093	$10,481
9/16	$10,342	$10,096	$10,549
10/16	$10,316	$10,029	$10,582
11/16	$10,269	$9,803	$10,540
12/16	$10,392	$9,832	$10,747
1/17	$10,452	$9,867	$10,892
2/17	$10,555	$9,943	$11,062
3/17	$10,550	$9,940	$11,038
4/17	$10,653	$10,022	$11,163
5/17	$10,712	$10,100	$11,263
6/17	$10,728	$10,091	$11,275
7/17	$10,787	$10,141	$11,405
8/17	$10,803	$10,229	$11,402
9/17	$10,863	$10,193	$11,505
10/17	$10,901	$10,205	$11,549
11/17	$10,872	$10,190	$11,518
12/17	$10,888	$10,235	$11,552
1/18	$10,882	$10,136	$11,626
2/18	$10,765	$10,040	$11,517
3/18	$10,714	$10,091	$11,446
4/18	$10,730	$10,023	$11,522
5/18	$10,701	$10,078	$11,521
6/18	$10,718	$10,063	$11,560
7/18	$10,802	$10,084	$11,690
8/18	$10,887	$10,134	$11,774
9/18	$10,926	$10,091	$11,843
10/18	$10,760	$10,006	$11,649
11/18	$10,730	$10,051	$11,543
12/18	$10,585	$10,209	$11,290
1/19	$11,020	$10,349	$11,808
2/19	$11,177	$10,361	$12,008
3/19	$11,288	$10,548	$12,126
4/19	$11,399	$10,562	$12,295
5/19	$11,298	$10,724	$12,139
6/19	$11,551	$10,876	$12,437
7/19	$11,591	$10,908	$12,500
8/19	$11,679	$11,155	$12,549
9/19	$11,743	$11,107	$12,589
10/19	$11,783	$11,143	$12,618
11/19	$11,822	$11,140	$12,652
12/19	$11,934	$11,157	$12,917
1/20	$11,954	$11,357	$12,917
2/20	$11,795	$11,527	$12,717
3/20	$10,763	$11,302	$11,222
4/20	$11,170	$11,529	$11,648
5/20	$11,602	$11,636	$12,181
6/20	$11,592	$11,733	$12,300
7/20	$12,050	$11,939	$12,887
8/20	$12,139	$11,871	$13,014
9/20	$12,029	$11,849	$12,879
10/20	$12,068	$11,807	$12,939
11/20	$12,381	$11,961	$13,457
12/20	$12,506	$12,002	$13,713
1/21	$12,500	$11,927	$13,766
2/21	$12,488	$11,773	$13,814
3/21	$12,500	$11,636	$13,837
4/21	$12,587	$11,734	$13,989
5/21	$12,611	$11,778	$14,029
6/21	$12,724	$11,864	$14,221
7/21	$12,772	$11,983	$14,272
8/21	$12,826	$11,975	$14,350
9/21	$12,796	$11,873	$14,354
10/21	$12,728	$11,864	$14,329
11/21	$12,608	$11,878	$14,182
12/21	$12,825	$11,870	$14,449
1/22	$12,452	$11,610	$14,052
2/22	$12,364	$11,451	$13,926
3/22	$12,217	$11,144	$13,797
4/22	$11,781	$10,728	$13,295
5/22	$11,936	$10,787	$13,328
6/22	$11,235	$10,572	$12,421
7/22	$11,920	$10,838	$13,169
8/22	$11,509	$10,556	$12,854
9/22	$11,055	$10,101	$12,337
10/22	$11,376	$9,990	$12,688
11/22	$11,577	$10,363	$12,925
12/22	$11,501	$10,328	$12,828
1/23	$11,838	$10,648	$13,330
2/23	$11,621	$10,386	$13,157
3/23	$11,879	$10,630	$13,305
4/23	$11,947	$10,695	$13,434
5/23	$11,816	$10,584	$13,306
6/23	$11,912	$10,568	$13,523
7/23	$12,022	$10,578	$13,715
8/23	$11,988	$10,514	$13,754
9/23	$11,802	$10,264	$13,594
10/23	$11,754	$10,109	$13,426
11/23	$12,296	$10,564	$14,037
12/23	$12,691	$10,965	$14,554
1/24	$12,679	$10,939	$14,557
2/24	$12,620	$10,808	$14,600
3/24	$12,769	$10,914	$14,774
4/24	$12,626	$10,659	$14,626
5/24	$12,738	$10,836	$14,792
6/24	$12,891	$10,935	$14,935
7/24	$13,089	$11,183	$15,228
8/24	$13,288	$11,347	$15,470
9/24	$13,429	$11,503	$15,723
10/24	$13,310	$11,242	$15,637
11/24	$13,442	$11,360	$15,816
12/24	$13,332	$11,189	$15,748
1/25	$13,539	$11,256	$15,965
2/25	$13,637	$11,489	$16,069
3/25	$13,504	$11,486	$15,897
4/25	$13,551	$11,527	$15,897
5/25	$13,823	$11,468	$16,164
6/25	$14,075	$11,647	$16,464
7/25	$14,114	$11,630	$16,530
8/25	$14,314	$11,770	$16,732
9/25	$14,424	$11,895	$16,860
10/25	$14,465	$11,973	$16,893
11/25	$14,584	$12,045	$16,977
12/25	$14,688	$12,037	$17,087
1/26	$14,768	$12,055	$17,169
2/26	$14,849	$12,239	$17,198
3/26	$14,722	$12,020	$16,993
4/26	$14,925	$12,056	$17,282
5/26	$14,987	$12,099	$17,368
6/26	$14,985	$12,130	$17,410

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	6.47%	3.33%	4.13%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
ICE BofA US High Yield Index	5.74%	4.13%	5.70%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 139,860,081
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 246,837
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

C000134186
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	R6 Shares
Trading Symbol	RLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$977,150	$1,003,380
12/16	$1,013,701	$980,053	$1,023,116
1/17	$1,021,846	$983,511	$1,036,855
2/17	$1,030,080	$991,099	$1,053,035
3/17	$1,029,885	$990,767	$1,050,826
4/17	$1,042,310	$998,988	$1,062,733
5/17	$1,046,276	$1,006,695	$1,072,225
6/17	$1,048,065	$1,005,842	$1,073,357
7/17	$1,056,266	$1,010,852	$1,085,737
8/17	$1,058,071	$1,019,573	$1,085,456
9/17	$1,064,202	$1,015,985	$1,095,208
10/17	$1,065,986	$1,017,205	$1,099,434
11/17	$1,065,603	$1,015,666	$1,096,485
12/17	$1,065,253	$1,020,143	$1,099,681
1/18	$1,064,884	$1,010,326	$1,106,732
2/18	$1,055,832	$1,000,746	$1,096,414
3/18	$1,051,002	$1,005,794	$1,089,646
4/18	$1,047,542	$999,083	$1,096,894
5/18	$1,025,661	$1,004,531	$1,096,728
6/18	$1,028,082	$1,003,074	$1,100,515
7/18	$1,034,920	$1,005,173	$1,112,813
8/18	$1,043,995	$1,010,126	$1,120,872
9/18	$1,046,397	$1,005,797	$1,127,384
10/18	$1,031,141	$997,383	$1,108,922
11/18	$1,028,805	$1,001,869	$1,098,859
12/18	$1,039,367	$1,017,544	$1,074,774
1/19	$1,056,950	$1,031,574	$1,124,138
2/19	$1,072,332	$1,032,698	$1,143,119
3/19	$1,083,201	$1,051,346	$1,154,319
4/19	$1,094,175	$1,052,818	$1,170,468
5/19	$1,084,720	$1,068,945	$1,155,590
6/19	$1,109,344	$1,084,065	$1,183,927
7/19	$1,115,710	$1,087,292	$1,189,988
8/19	$1,124,502	$1,111,894	$1,194,632
9/19	$1,128,632	$1,107,077	$1,198,419
10/19	$1,132,731	$1,110,654	$1,201,199
11/19	$1,136,790	$1,110,432	$1,204,479
12/19	$1,150,219	$1,112,087	$1,229,658
1/20	$1,149,561	$1,132,046	$1,229,707
2/20	$1,134,859	$1,148,997	$1,210,647
3/20	$1,035,720	$1,126,553	$1,068,287
4/20	$1,075,137	$1,149,119	$1,108,881
5/20	$1,117,023	$1,159,852	$1,159,602
6/20	$1,118,601	$1,169,529	$1,170,904
7/20	$1,162,650	$1,190,073	$1,226,850
8/20	$1,169,077	$1,183,211	$1,238,922
9/20	$1,158,592	$1,181,078	$1,226,007
10/20	$1,162,661	$1,176,857	$1,231,744
11/20	$1,194,230	$1,192,214	$1,281,047
12/20	$1,206,409	$1,196,331	$1,305,481
1/21	$1,205,981	$1,188,812	$1,310,477
2/21	$1,205,518	$1,173,472	$1,315,037
3/21	$1,206,894	$1,159,816	$1,317,277
4/21	$1,214,902	$1,169,569	$1,331,726
5/21	$1,217,442	$1,174,030	$1,335,570
6/21	$1,228,748	$1,182,589	$1,353,818
7/21	$1,233,564	$1,194,464	$1,358,637
8/21	$1,239,144	$1,193,666	$1,366,046
9/21	$1,236,542	$1,183,473	$1,366,505
10/21	$1,230,219	$1,182,506	$1,364,074
11/21	$1,218,850	$1,183,934	$1,350,095
12/21	$1,240,185	$1,183,136	$1,375,495
1/22	$1,204,424	$1,157,197	$1,337,683
2/22	$1,196,276	$1,141,419	$1,325,673
3/22	$1,182,474	$1,110,797	$1,313,406
4/22	$1,140,465	$1,069,367	$1,265,630
5/22	$1,156,530	$1,075,250	$1,268,798
6/22	$1,088,116	$1,053,764	$1,182,436
7/22	$1,155,474	$1,080,258	$1,253,653
8/22	$1,115,262	$1,052,175	$1,223,631
9/22	$1,072,229	$1,006,844	$1,174,419
10/22	$1,103,702	$995,796	$1,207,850
11/22	$1,122,754	$1,032,926	$1,230,461
12/22	$1,116,388	$1,029,418	$1,221,193
1/23	$1,149,420	$1,061,351	$1,268,937
2/23	$1,128,530	$1,035,271	$1,252,516
3/23	$1,153,847	$1,059,558	$1,266,615
4/23	$1,160,675	$1,066,031	$1,278,840
5/23	$1,147,507	$1,054,978	$1,266,698
6/23	$1,157,847	$1,053,339	$1,287,317
7/23	$1,168,825	$1,054,386	$1,305,648
8/23	$1,165,777	$1,048,037	$1,309,374
9/23	$1,147,195	$1,023,046	$1,294,145
10/23	$1,142,767	$1,007,661	$1,278,128
11/23	$1,195,759	$1,053,011	$1,336,260
12/23	$1,235,288	$1,092,967	$1,385,539
1/24	$1,234,356	$1,090,351	$1,385,796
2/24	$1,228,159	$1,077,278	$1,389,899
3/24	$1,242,930	$1,087,855	$1,406,456
4/24	$1,229,849	$1,062,434	$1,392,391
5/24	$1,241,070	$1,080,045	$1,408,190
6/24	$1,256,073	$1,089,919	$1,421,784
7/24	$1,274,947	$1,114,657	$1,449,684
8/24	$1,295,322	$1,131,066	$1,472,743
9/24	$1,309,337	$1,146,579	$1,496,810
10/24	$1,297,311	$1,120,537	$1,488,572
11/24	$1,310,509	$1,132,351	$1,505,619
12/24	$1,300,808	$1,115,249	$1,499,165
1/25	$1,321,336	$1,121,969	$1,519,867
2/25	$1,330,385	$1,145,167	$1,529,747
3/25	$1,318,389	$1,144,893	$1,513,327
4/25	$1,322,492	$1,148,937	$1,513,362
5/25	$1,350,181	$1,143,110	$1,538,813
6/25	$1,374,376	$1,160,919	$1,567,370
7/25	$1,378,533	$1,159,262	$1,573,656
8/25	$1,398,427	$1,173,187	$1,592,821
9/25	$1,409,443	$1,185,617	$1,604,982
10/25	$1,413,719	$1,193,446	$1,608,138
11/25	$1,425,703	$1,200,644	$1,616,134
12/25	$1,436,876	$1,199,812	$1,626,645
1/26	$1,444,314	$1,201,627	$1,634,473
2/26	$1,453,215	$1,219,907	$1,637,166
3/26	$1,440,344	$1,198,068	$1,617,703
4/26	$1,460,494	$1,201,729	$1,645,237
5/26	$1,466,816	$1,205,943	$1,653,363
6/26	$1,467,786	$1,209,098	$1,657,414

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	6.80%	3.62%	4.05%
Bloomberg US Universal Index	4.15%	0.44%	1.98%
ICE BofA US High Yield Index	5.74%	4.13%	5.37%

Performance Inception Date	Nov. 03, 2016
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 139,860,081
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 246,837
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

C000028371
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$53	0.95%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
6/16	$10,000	$10,000	$10,000
7/16	$10,505	$10,397	$10,597
8/16	$10,628	$10,423	$10,784
9/16	$10,580	$10,440	$10,905
10/16	$10,374	$10,214	$10,386
11/16	$11,270	$10,671	$11,544
12/16	$11,620	$10,879	$11,868
1/17	$11,588	$11,084	$11,915
2/17	$11,837	$11,496	$12,145
3/17	$11,773	$11,504	$12,160
4/17	$11,749	$11,626	$12,294
5/17	$11,901	$11,745	$12,044
6/17	$12,134	$11,851	$12,460
7/17	$12,158	$12,074	$12,553
8/17	$12,055	$12,098	$12,393
9/17	$12,653	$12,393	$13,166
10/17	$12,842	$12,663	$13,279
11/17	$13,203	$13,048	$13,661
12/17	$13,271	$13,178	$13,606
1/18	$13,569	$13,873	$13,962
2/18	$12,999	$13,361	$13,421
3/18	$13,108	$13,093	$13,595
4/18	$13,334	$13,143	$13,712
5/18	$13,714	$13,514	$14,545
6/18	$13,823	$13,602	$14,649
7/18	$14,167	$14,054	$14,904
8/18	$14,524	$14,547	$15,547
9/18	$14,276	$14,571	$15,173
10/18	$12,618	$13,498	$13,525
11/18	$12,995	$13,769	$13,740
12/18	$11,510	$12,487	$12,108
1/19	$12,690	$13,559	$13,470
2/19	$13,242	$14,036	$14,170
3/19	$13,168	$14,241	$13,873
4/19	$13,827	$14,810	$14,345
5/19	$12,998	$13,851	$13,229
6/19	$13,986	$14,824	$14,164
7/19	$14,114	$15,044	$14,246
8/19	$13,721	$14,738	$13,542
9/19	$14,231	$14,996	$13,824
10/19	$14,528	$15,319	$14,188
11/19	$14,677	$15,902	$14,772
12/19	$14,963	$16,361	$15,198
1/20	$14,667	$16,343	$14,711
2/20	$13,493	$15,005	$13,472
3/20	$10,301	$12,941	$10,545
4/20	$11,727	$14,655	$11,994
5/20	$12,473	$15,439	$12,774
6/20	$12,440	$15,792	$13,226
7/20	$13,010	$16,689	$13,592
8/20	$13,375	$17,898	$14,357
9/20	$12,878	$17,246	$13,878
10/20	$13,154	$16,874	$14,168
11/20	$15,009	$18,927	$16,780
12/20	$15,926	$19,778	$18,232
1/21	$16,125	$19,690	$19,149
2/21	$17,307	$20,306	$20,342
3/21	$17,870	$21,034	$20,547
4/21	$18,742	$22,118	$20,978
5/21	$18,776	$22,219	$21,021
6/21	$18,632	$22,767	$21,429
7/21	$18,312	$23,152	$20,655
8/21	$18,592	$23,812	$21,117
9/21	$18,072	$22,744	$20,494
10/21	$18,891	$24,282	$21,366
11/21	$18,061	$23,912	$20,476
12/21	$19,097	$24,854	$20,933
1/22	$18,089	$23,391	$18,918
2/22	$18,229	$22,802	$19,120
3/22	$18,166	$23,542	$19,358
4/22	$17,107	$21,429	$17,439
5/22	$17,069	$21,400	$17,466
6/22	$15,410	$19,610	$16,029
7/22	$16,966	$21,450	$17,703
8/22	$16,268	$20,649	$17,340
9/22	$14,863	$18,734	$15,679
10/22	$16,374	$20,271	$17,405
11/22	$17,157	$21,329	$17,811
12/22	$16,189	$20,080	$16,655
1/23	$17,475	$21,463	$18,278
2/23	$17,064	$20,961	$17,970
3/23	$16,481	$21,522	$17,111
4/23	$16,123	$21,751	$16,803
5/23	$15,606	$21,836	$16,648
6/23	$16,759	$23,327	$18,002
7/23	$17,581	$24,163	$19,103
8/23	$16,899	$23,696	$18,147
9/23	$16,157	$22,568	$17,079
10/23	$15,307	$21,969	$15,914
11/23	$16,400	$24,018	$17,354
12/23	$17,819	$25,292	$19,475
1/24	$17,446	$25,572	$18,717
2/24	$18,335	$26,957	$19,776
3/24	$19,053	$27,826	$20,483
4/24	$17,919	$26,602	$19,042
5/24	$18,737	$27,859	$19,997
6/24	$18,378	$28,721	$19,812
7/24	$19,397	$29,255	$21,825
8/24	$19,731	$29,892	$21,499
9/24	$20,000	$30,510	$21,649
10/24	$19,552	$30,286	$21,337
11/24	$21,239	$32,301	$23,677
12/24	$19,817	$31,314	$21,722
1/25	$20,894	$32,302	$22,291
2/25	$19,485	$31,683	$21,099
3/25	$17,895	$29,835	$19,663
4/25	$17,331	$29,635	$19,208
5/25	$17,663	$31,513	$20,234
6/25	$18,458	$33,114	$21,334
7/25	$18,690	$33,843	$21,704
8/25	$19,601	$34,627	$23,255
9/25	$19,550	$35,822	$23,978
10/25	$19,773	$36,589	$24,412
11/25	$20,220	$36,690	$24,647
12/25	$20,303	$36,682	$24,504
1/26	$21,419	$37,251	$25,815
2/26	$21,942	$37,074	$26,022
3/26	$20,373	$35,231	$24,721
4/26	$22,987	$38,825	$27,739
5/26	$23,458	$40,792	$28,952
6/26	$25,166	$40,667	$30,034

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	36.34%	6.20%	9.67%
Russell 3000 Index	22.81%	12.30%	15.06%
Russell 2000 Index	40.78%	6.98%	11.62%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 38,031,296
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 59,137
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

C000028370
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$67	1.20%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	Russell 3000 Index	Russell 2000 Index
6/16	$10,000	$10,000	$10,000
7/16	$10,502	$10,397	$10,597
8/16	$10,624	$10,423	$10,784
9/16	$10,582	$10,440	$10,905
10/16	$10,372	$10,214	$10,386
11/16	$11,254	$10,671	$11,544
12/16	$11,612	$10,879	$11,868
1/17	$11,578	$11,084	$11,915
2/17	$11,815	$11,496	$12,145
3/17	$11,756	$11,504	$12,160
4/17	$11,722	$11,626	$12,294
5/17	$11,875	$11,745	$12,044
6/17	$12,104	$11,851	$12,460
7/17	$12,121	$12,074	$12,553
8/17	$12,021	$12,098	$12,393
9/17	$12,612	$12,393	$13,166
10/17	$12,794	$12,663	$13,279
11/17	$13,159	$13,048	$13,661
12/17	$13,217	$13,178	$13,606
1/18	$13,506	$13,873	$13,962
2/18	$12,937	$13,361	$13,421
3/18	$13,043	$13,093	$13,595
4/18	$13,274	$13,143	$13,712
5/18	$13,640	$13,514	$14,545
6/18	$13,746	$13,602	$14,649
7/18	$14,084	$14,054	$14,904
8/18	$14,434	$14,547	$15,547
9/18	$14,179	$14,571	$15,173
10/18	$12,532	$13,498	$13,525
11/18	$12,905	$13,769	$13,740
12/18	$11,433	$12,487	$12,108
1/19	$12,596	$13,559	$13,470
2/19	$13,143	$14,036	$14,170
3/19	$13,063	$14,241	$13,873
4/19	$13,713	$14,810	$14,345
5/19	$12,892	$13,851	$13,229
6/19	$13,873	$14,824	$14,164
7/19	$13,987	$15,044	$14,246
8/19	$13,599	$14,738	$13,542
9/19	$14,101	$14,996	$13,824
10/19	$14,397	$15,319	$14,188
11/19	$14,534	$15,902	$14,772
12/19	$14,807	$16,361	$15,198
1/20	$14,513	$16,343	$14,711
2/20	$13,348	$15,005	$13,472
3/20	$10,193	$12,941	$10,545
4/20	$11,594	$14,655	$11,994
5/20	$12,324	$15,439	$12,774
6/20	$12,288	$15,792	$13,226
7/20	$12,853	$16,689	$13,592
8/20	$13,209	$17,898	$14,357
9/20	$12,711	$17,246	$13,878
10/20	$12,984	$16,874	$14,168
11/20	$14,810	$18,927	$16,780
12/20	$15,711	$19,778	$18,232
1/21	$15,901	$19,690	$19,149
2/21	$17,063	$20,306	$20,342
3/21	$17,620	$21,034	$20,547
4/21	$18,474	$22,118	$20,978
5/21	$18,497	$22,219	$21,021
6/21	$18,355	$22,767	$21,429
7/21	$18,023	$23,152	$20,655
8/21	$18,308	$23,812	$21,117
9/21	$17,786	$22,744	$20,494
10/21	$18,592	$24,282	$21,366
11/21	$17,762	$23,912	$20,476
12/21	$18,788	$24,854	$20,933
1/22	$17,791	$23,391	$18,918
2/22	$17,915	$22,802	$19,120
3/22	$17,860	$23,542	$19,358
4/22	$16,807	$21,429	$17,439
5/22	$16,765	$21,400	$17,466
6/22	$15,130	$19,610	$16,029
7/22	$16,668	$21,450	$17,703
8/22	$15,979	$20,649	$17,340
9/22	$14,591	$18,734	$15,679
10/22	$16,066	$20,271	$17,405
11/22	$16,832	$21,329	$17,811
12/22	$15,878	$20,080	$16,655
1/23	$17,136	$21,463	$18,278
2/23	$16,732	$20,961	$17,970
3/23	$16,153	$21,522	$17,111
4/23	$15,806	$21,751	$16,803
5/23	$15,300	$21,836	$16,648
6/23	$16,413	$23,327	$18,002
7/23	$17,223	$24,163	$19,103
8/23	$16,552	$23,696	$18,147
9/23	$15,814	$22,568	$17,079
10/23	$14,988	$21,969	$15,914
11/23	$16,050	$24,018	$17,354
12/23	$17,439	$25,292	$19,475
1/24	$17,059	$25,572	$18,717
2/24	$17,944	$26,957	$19,776
3/24	$18,639	$27,826	$20,483
4/24	$17,533	$26,602	$19,042
5/24	$18,307	$27,859	$19,997
6/24	$17,960	$28,721	$19,812
7/24	$18,955	$29,255	$21,825
8/24	$19,291	$29,892	$21,499
9/24	$19,539	$30,510	$21,649
10/24	$19,093	$30,286	$21,337
11/24	$20,746	$32,301	$23,677
12/24	$19,334	$31,314	$21,722
1/25	$20,394	$32,302	$22,291
2/25	$18,999	$31,683	$21,099
3/25	$17,454	$29,835	$19,663
4/25	$16,915	$29,635	$19,208
5/25	$17,212	$31,513	$20,234
6/25	$17,994	$33,114	$21,334
7/25	$18,217	$33,843	$21,704
8/25	$19,111	$34,627	$23,255
9/25	$19,052	$35,822	$23,978
10/25	$19,247	$36,589	$24,412
11/25	$19,693	$36,690	$24,647
12/25	$19,771	$36,682	$24,504
1/26	$20,853	$37,251	$25,815
2/26	$21,344	$37,074	$26,022
3/26	$19,830	$35,231	$24,721
4/26	$22,367	$38,825	$27,739
5/26	$22,820	$40,792	$28,952
6/26	$24,472	$40,667	$30,034

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	36.00%	5.92%	9.36%
Russell 3000 Index	22.81%	12.30%	15.06%
Russell 2000 Index	40.78%	6.98%	11.62%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 38,031,296
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 59,137
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

C000134190
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	R6 Shares
Trading Symbol	RLSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$49	0.88%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	Russell 3000 Index	Russell 2000 Index
1/20	$1,000,000	$1,000,000	$1,000,000
1/20	$981,645	$991,883	$970,606
2/20	$903,084	$910,678	$888,900
3/20	$689,427	$785,441	$695,769
4/20	$784,875	$889,465	$791,332
5/20	$834,068	$937,034	$842,824
6/20	$831,865	$958,456	$872,616
7/20	$870,044	$1,012,877	$896,770
8/20	$894,438	$1,086,254	$947,296
9/20	$861,913	$1,046,702	$915,654
10/20	$880,393	$1,024,115	$934,828
11/20	$1,004,579	$1,148,701	$1,107,140
12/20	$1,065,934	$1,200,379	$1,202,907
1/21	$1,079,240	$1,195,040	$1,263,440
2/21	$1,158,335	$1,232,397	$1,342,178
3/21	$1,196,034	$1,276,569	$1,355,659
4/21	$1,254,431	$1,342,375	$1,384,126
5/21	$1,256,649	$1,348,503	$1,386,980
6/21	$1,247,039	$1,381,756	$1,413,852
7/21	$1,224,863	$1,405,122	$1,362,799
8/21	$1,244,871	$1,445,193	$1,393,283
9/21	$1,209,324	$1,380,350	$1,352,202
10/21	$1,264,125	$1,473,696	$1,409,724
11/21	$1,208,584	$1,451,264	$1,350,981
12/21	$1,278,638	$1,508,413	$1,381,160
1/22	$1,210,353	$1,419,664	$1,248,190
2/22	$1,220,596	$1,383,904	$1,261,515
3/22	$1,216,328	$1,428,792	$1,277,216
4/22	$1,146,336	$1,300,569	$1,150,632
5/22	$1,143,775	$1,298,826	$1,152,371
6/22	$1,034,519	$1,190,167	$1,057,596
7/22	$1,137,800	$1,301,827	$1,168,012
8/22	$1,092,011	$1,253,243	$1,144,111
9/22	$999,753	$1,137,031	$1,034,465
10/22	$1,098,220	$1,230,275	$1,148,348
11/22	$1,150,559	$1,294,490	$1,175,171
12/22	$1,086,718	$1,218,693	$1,098,900
1/23	$1,170,994	$1,302,628	$1,206,005
2/23	$1,143,493	$1,272,182	$1,185,635
3/23	$1,104,460	$1,306,199	$1,128,985
4/23	$1,080,508	$1,320,116	$1,108,688
5/23	$1,045,910	$1,325,252	$1,098,446
6/23	$1,123,977	$1,415,748	$1,187,752
7/23	$1,178,978	$1,466,498	$1,260,387
8/23	$1,133,346	$1,438,189	$1,197,332
9/23	$1,083,677	$1,369,682	$1,126,843
10/23	$1,026,784	$1,333,373	$1,049,993
11/23	$1,099,933	$1,457,708	$1,145,028
12/23	$1,194,855	$1,535,028	$1,284,931
1/24	$1,169,902	$1,552,040	$1,234,956
2/24	$1,230,365	$1,636,053	$1,304,782
3/24	$1,278,351	$1,688,827	$1,351,492
4/24	$1,202,533	$1,614,516	$1,256,371
5/24	$1,257,237	$1,690,797	$1,319,399
6/24	$1,233,244	$1,743,140	$1,307,194
7/24	$1,301,384	$1,775,543	$1,440,004
8/24	$1,324,670	$1,814,194	$1,418,494
9/24	$1,342,652	$1,851,722	$1,428,408
10/24	$1,312,682	$1,838,124	$1,407,776
11/24	$1,425,569	$1,960,404	$1,562,201
12/24	$1,330,411	$1,900,484	$1,433,185
1/25	$1,403,523	$1,960,478	$1,470,762
2/25	$1,307,148	$1,922,908	$1,392,092
3/25	$1,200,804	$1,810,744	$1,297,334
4/25	$1,164,248	$1,798,596	$1,267,363
5/25	$1,185,295	$1,912,601	$1,335,040
6/25	$1,238,467	$2,009,767	$1,407,602
7/25	$1,255,084	$2,054,027	$1,432,020
8/25	$1,316,023	$2,101,561	$1,534,334
9/25	$1,312,575	$2,174,089	$1,582,072
10/25	$1,327,517	$2,220,684	$1,610,694
11/25	$1,357,400	$2,226,783	$1,626,167
12/25	$1,363,605	$2,226,330	$1,616,732
1/26	$1,438,195	$2,260,869	$1,703,248
2/26	$1,473,160	$2,250,118	$1,716,950
3/26	$1,368,267	$2,138,226	$1,631,070
4/26	$1,543,088	$2,356,381	$1,830,234
5/26	$1,575,721	$2,475,772	$1,910,221
6/26	$1,691,103	$2,468,184	$1,981,607

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	36.55%	6.28%	8.45%
Russell 3000 Index	22.81%	12.30%	14.96%
Russell 2000 Index	40.78%	6.98%	11.13%

Performance Inception Date	Jan. 08, 2020
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 38,031,296
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 59,137
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

C000069022
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$63	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,352	$10,503
8/16	$10,625	$10,764
9/16	$10,977	$10,903
10/16	$10,897	$10,929
11/16	$10,525	$10,426
12/16	$10,441	$10,449
1/17	$11,112	$11,020
2/17	$11,294	$11,358
3/17	$11,843	$11,644
4/17	$12,219	$11,899
5/17	$12,422	$12,251
6/17	$12,463	$12,375
7/17	$13,204	$13,112
8/17	$13,692	$13,405
9/17	$13,834	$13,351
10/17	$14,189	$13,819
11/17	$14,270	$13,847
12/17	$14,738	$14,344
1/18	$15,593	$15,540
2/18	$15,013	$14,823
3/18	$14,829	$14,547
4/18	$14,504	$14,483
5/18	$14,117	$13,970
6/18	$13,404	$13,389
7/18	$13,740	$13,684
8/18	$12,976	$13,314
9/18	$12,832	$13,243
10/18	$11,787	$12,090
11/18	$12,248	$12,588
12/18	$11,705	$12,254
1/19	$12,935	$13,327
2/19	$13,171	$13,357
3/19	$13,458	$13,469
4/19	$13,745	$13,753
5/19	$12,699	$12,755
6/19	$13,673	$13,551
7/19	$13,396	$13,385
8/19	$12,855	$12,733
9/19	$13,246	$12,976
10/19	$13,915	$13,523
11/19	$13,987	$13,504
12/19	$15,002	$14,512
1/20	$14,219	$13,835
2/20	$13,476	$13,106
3/20	$10,703	$11,087
4/20	$11,950	$12,103
5/20	$12,249	$12,196
6/20	$13,322	$13,092
7/20	$14,415	$14,262
8/20	$14,872	$14,577
9/20	$14,696	$14,343
10/20	$15,048	$14,639
11/20	$16,589	$15,993
12/20	$17,903	$17,168
1/21	$18,275	$17,695
2/21	$18,823	$17,830
3/21	$18,337	$17,561
4/21	$18,440	$17,998
5/21	$18,585	$18,415
6/21	$18,378	$18,447
7/21	$17,065	$17,206
8/21	$17,220	$17,656
9/21	$16,245	$16,954
10/21	$16,556	$17,122
11/21	$15,768	$16,424
12/21	$16,087	$16,732
1/22	$15,899	$16,415
2/22	$15,042	$15,925
3/22	$14,656	$15,565
4/22	$13,695	$14,699
5/22	$14,081	$14,764
6/22	$13,068	$13,783
7/22	$13,005	$13,749
8/22	$12,807	$13,806
9/22	$11,261	$12,188
10/22	$10,822	$11,809
11/22	$12,661	$13,561
12/22	$12,450	$13,370
1/23	$13,703	$14,426
2/23	$12,797	$13,491
3/23	$13,303	$13,899
4/23	$12,976	$13,742
5/23	$12,639	$13,511
6/23	$13,282	$14,024
7/23	$14,124	$14,897
8/23	$13,124	$13,979
9/23	$12,713	$13,614
10/23	$12,081	$13,085
11/23	$13,039	$14,132
12/23	$13,650	$14,684
1/24	$12,928	$14,003
2/24	$13,617	$14,669
3/24	$14,231	$15,032
4/24	$13,854	$15,099
5/24	$13,994	$15,185
6/24	$14,404	$15,784
7/24	$14,328	$15,831
8/24	$14,716	$16,086
9/24	$15,524	$17,160
10/24	$15,029	$16,397
11/24	$14,705	$15,808
12/24	$14,567	$15,786
1/25	$14,806	$16,068
2/25	$14,958	$16,146
3/25	$14,665	$16,249
4/25	$14,828	$16,462
5/25	$15,512	$17,164
6/25	$16,370	$18,196
7/25	$16,620	$18,551
8/25	$17,456	$18,789
9/25	$18,684	$20,133
10/25	$19,466	$20,974
11/25	$18,912	$20,473
12/25	$19,470	$21,085
1/26	$21,196	$22,952
2/26	$22,174	$24,213
3/26	$19,712	$21,050
4/26	$22,790	$24,147
5/26	$25,736	$26,486
6/26	$25,703	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	57.01%	6.94%	9.90%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 129,451,376
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 512,482
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$129,451,376
# of Portfolio Holdings	64
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$512,482

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	54.0%
Financials	13.3%
Industrials	11.1%
Consumer Discretionary	9.7%
Communication Services	3.9%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	10.6%
SK Hynix, Inc.	9.5%
Tencent Holdings Ltd.	3.2%
ASE Technology Holding Co. Ltd.	2.6%
MediaTek, Inc.	2.5%
Lenovo Group Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Capitec Bank Holdings Ltd.	1.8%

C000069023
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LDMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$78	1.35%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,352	$10,503
8/16	$10,626	$10,764
9/16	$10,968	$10,903
10/16	$10,888	$10,929
11/16	$10,515	$10,426
12/16	$10,418	$10,449
1/17	$11,086	$11,020
2/17	$11,259	$11,358
3/17	$11,806	$11,644
4/17	$12,171	$11,899
5/17	$12,373	$12,251
6/17	$12,404	$12,375
7/17	$13,144	$13,112
8/17	$13,630	$13,405
9/17	$13,762	$13,351
10/17	$14,106	$13,819
11/17	$14,187	$13,847
12/17	$14,643	$14,344
1/18	$15,495	$15,540
2/18	$14,917	$14,823
3/18	$14,724	$14,547
4/18	$14,390	$14,483
5/18	$14,005	$13,970
6/18	$13,296	$13,389
7/18	$13,630	$13,684
8/18	$12,859	$13,314
9/18	$12,716	$13,243
10/18	$11,675	$12,090
11/18	$12,134	$12,588
12/18	$11,593	$12,254
1/19	$12,798	$13,327
2/19	$13,043	$13,357
3/19	$13,318	$13,469
4/19	$13,604	$13,753
5/19	$12,563	$12,755
6/19	$13,512	$13,551
7/19	$13,236	$13,385
8/19	$12,702	$12,733
9/19	$13,090	$12,976
10/19	$13,743	$13,523
11/19	$13,815	$13,504
12/19	$14,816	$14,512
1/20	$14,040	$13,835
2/20	$13,294	$13,106
3/20	$10,558	$11,087
4/20	$11,783	$12,103
5/20	$12,079	$12,196
6/20	$13,131	$13,092
7/20	$14,203	$14,262
8/20	$14,656	$14,577
9/20	$14,482	$14,343
10/20	$14,820	$14,639
11/20	$16,336	$15,993
12/20	$17,626	$17,168
1/21	$17,985	$17,695
2/21	$18,528	$17,830
3/21	$18,046	$17,561
4/21	$18,149	$17,998
5/21	$18,282	$18,415
6/21	$18,077	$18,447
7/21	$16,776	$17,206
8/21	$16,919	$17,656
9/21	$15,965	$16,954
10/21	$16,273	$17,122
11/21	$15,492	$16,424
12/21	$15,799	$16,732
1/22	$15,613	$16,415
2/22	$14,767	$15,925
3/22	$14,385	$15,565
4/22	$13,436	$14,699
5/22	$13,807	$14,764
6/22	$12,817	$13,783
7/22	$12,755	$13,749
8/22	$12,559	$13,806
9/22	$11,031	$12,188
10/22	$10,608	$11,809
11/22	$12,404	$13,561
12/22	$12,196	$13,370
1/23	$13,420	$14,426
2/23	$12,528	$13,491
3/23	$13,016	$13,899
4/23	$12,704	$13,742
5/23	$12,372	$13,511
6/23	$12,995	$14,024
7/23	$13,825	$14,897
8/23	$12,839	$13,979
9/23	$12,434	$13,614
10/23	$11,812	$13,085
11/23	$12,746	$14,132
12/23	$13,335	$14,684
1/24	$12,625	$14,003
2/24	$13,303	$14,669
3/24	$13,896	$15,032
4/24	$13,525	$15,099
5/24	$13,663	$15,185
6/24	$14,055	$15,784
7/24	$13,981	$15,831
8/24	$14,351	$16,086
9/24	$15,146	$17,160
10/24	$14,659	$16,397
11/24	$14,341	$15,808
12/24	$14,201	$15,786
1/25	$14,425	$16,068
2/25	$14,574	$16,146
3/25	$14,286	$16,249
4/25	$14,446	$16,462
5/25	$15,107	$17,164
6/25	$15,937	$18,196
7/25	$16,183	$18,551
8/25	$16,981	$18,789
9/25	$18,174	$20,133
10/25	$18,942	$20,974
11/25	$18,398	$20,473
12/25	$18,930	$21,085
1/26	$20,597	$22,952
2/26	$21,554	$24,213
3/26	$19,156	$21,050
4/26	$22,146	$24,147
5/26	$24,996	$26,486
6/26	$24,953	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	56.57%	6.66%	9.58%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 129,451,376
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 512,482
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$129,451,376
# of Portfolio Holdings	64
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$512,482

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	54.0%
Financials	13.3%
Industrials	11.1%
Consumer Discretionary	9.7%
Communication Services	3.9%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	10.6%
SK Hynix, Inc.	9.5%
Tencent Holdings Ltd.	3.2%
ASE Technology Holding Co. Ltd.	2.6%
MediaTek, Inc.	2.5%
Lenovo Group Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Capitec Bank Holdings Ltd.	1.8%

C000156252
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	LEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$47	0.83%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,405	$10,503
8/16	$10,682	$10,764
9/16	$10,855	$10,903
10/16	$10,844	$10,929
11/16	$10,299	$10,426
12/16	$10,246	$10,449
1/17	$10,917	$11,020
2/17	$11,199	$11,358
3/17	$11,552	$11,644
4/17	$11,858	$11,899
5/17	$12,258	$12,251
6/17	$12,528	$12,375
7/17	$13,305	$13,112
8/17	$13,681	$13,405
9/17	$13,716	$13,351
10/17	$14,069	$13,819
11/17	$14,163	$13,847
12/17	$14,602	$14,344
1/18	$15,804	$15,540
2/18	$15,031	$14,823
3/18	$14,948	$14,547
4/18	$14,638	$14,483
5/18	$14,329	$13,970
6/18	$13,674	$13,389
7/18	$13,888	$13,684
8/18	$13,591	$13,314
9/18	$13,543	$13,243
10/18	$12,294	$12,090
11/18	$12,746	$12,588
12/18	$12,233	$12,254
1/19	$13,477	$13,327
2/19	$13,404	$13,357
3/19	$13,599	$13,469
4/19	$13,831	$13,753
5/19	$12,855	$12,755
6/19	$13,684	$13,551
7/19	$13,440	$13,385
8/19	$12,965	$12,733
9/19	$13,233	$12,976
10/19	$13,733	$13,523
11/19	$13,709	$13,504
12/19	$14,733	$14,512
1/20	$13,950	$13,835
2/20	$13,415	$13,106
3/20	$11,252	$11,087
4/20	$12,172	$12,103
5/20	$12,507	$12,196
6/20	$13,241	$13,092
7/20	$14,609	$14,262
8/20	$14,928	$14,577
9/20	$14,667	$14,343
10/20	$14,978	$14,639
11/20	$16,097	$15,993
12/20	$17,296	$17,168
1/21	$17,936	$17,695
2/21	$18,187	$17,830
3/21	$18,199	$17,561
4/21	$18,651	$17,998
5/21	$18,827	$18,415
6/21	$19,190	$18,447
7/21	$17,999	$17,206
8/21	$18,131	$17,656
9/21	$17,345	$16,954
10/21	$17,637	$17,122
11/21	$16,851	$16,424
12/21	$17,462	$16,732
1/22	$17,272	$16,415
2/22	$16,540	$15,925
3/22	$16,133	$15,565
4/22	$15,170	$14,699
5/22	$15,482	$14,764
6/22	$14,398	$13,783
7/22	$14,343	$13,749
8/22	$14,169	$13,806
9/22	$12,604	$12,188
10/22	$12,263	$11,809
11/22	$14,237	$13,561
12/22	$13,793	$13,370
1/23	$15,069	$14,426
2/23	$14,172	$13,491
3/23	$14,705	$13,899
4/23	$14,550	$13,742
5/23	$14,312	$13,511
6/23	$14,887	$14,024
7/23	$15,714	$14,897
8/23	$14,855	$13,979
9/23	$14,561	$13,614
10/23	$14,056	$13,085
11/23	$15,010	$14,132
12/23	$15,537	$14,684
1/24	$15,165	$14,003
2/24	$16,109	$14,669
3/24	$16,409	$15,032
4/24	$16,423	$15,099
5/24	$16,781	$15,185
6/24	$17,281	$15,784
7/24	$17,267	$15,831
8/24	$17,434	$16,086
9/24	$18,408	$17,160
10/24	$17,735	$16,397
11/24	$17,306	$15,808
12/24	$17,310	$15,786
1/25	$17,644	$16,068
2/25	$17,600	$16,146
3/25	$17,832	$16,249
4/25	$17,992	$16,462
5/25	$18,805	$17,164
6/25	$20,110	$18,196
7/25	$20,328	$18,551
8/25	$20,764	$18,789
9/25	$22,143	$20,133
10/25	$22,941	$20,974
11/25	$22,578	$20,473
12/25	$23,147	$21,085
1/26	$25,380	$22,952
2/26	$27,052	$24,213
3/26	$24,034	$21,050
4/26	$27,362	$24,147
5/26	$29,758	$26,486
6/26	$29,418	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	46.28%	8.92%	11.39%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 913,551,498
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,012,981
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

C000156253
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	LEAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.16%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,394	$10,503
8/16	$10,671	$10,764
9/16	$10,845	$10,903
10/16	$10,833	$10,929
11/16	$10,288	$10,426
12/16	$10,228	$10,449
1/17	$10,897	$11,020
2/17	$11,179	$11,358
3/17	$11,519	$11,644
4/17	$11,824	$11,899
5/17	$12,224	$12,251
6/17	$12,482	$12,375
7/17	$13,257	$13,112
8/17	$13,633	$13,405
9/17	$13,668	$13,351
10/17	$14,009	$13,819
11/17	$14,102	$13,847
12/17	$14,532	$14,344
1/18	$15,729	$15,540
2/18	$14,947	$14,823
3/18	$14,864	$14,547
4/18	$14,556	$14,483
5/18	$14,248	$13,970
6/18	$13,597	$13,389
7/18	$13,810	$13,684
8/18	$13,502	$13,314
9/18	$13,455	$13,243
10/18	$12,211	$12,090
11/18	$12,661	$12,588
12/18	$12,149	$12,254
1/19	$13,372	$13,327
2/19	$13,299	$13,357
3/19	$13,493	$13,469
4/19	$13,711	$13,753
5/19	$12,742	$12,755
6/19	$13,565	$13,551
7/19	$13,323	$13,385
8/19	$12,839	$12,733
9/19	$13,105	$12,976
10/19	$13,589	$13,523
11/19	$13,577	$13,504
12/19	$14,576	$14,512
1/20	$13,801	$13,835
2/20	$13,272	$13,106
3/20	$11,119	$11,087
4/20	$12,042	$12,103
5/20	$12,362	$12,196
6/20	$13,087	$13,092
7/20	$14,440	$14,262
8/20	$14,744	$14,577
9/20	$14,485	$14,343
10/20	$14,793	$14,639
11/20	$15,888	$15,993
12/20	$17,068	$17,168
1/21	$17,700	$17,695
2/21	$17,935	$17,830
3/21	$17,947	$17,561
4/21	$18,393	$17,998
5/21	$18,554	$18,415
6/21	$18,913	$18,447
7/21	$17,737	$17,206
8/21	$17,867	$17,656
9/21	$17,080	$16,954
10/21	$17,367	$17,122
11/21	$16,592	$16,424
12/21	$17,176	$16,732
1/22	$16,989	$16,415
2/22	$16,256	$15,925
3/22	$15,869	$15,565
4/22	$14,909	$14,699
5/22	$15,216	$14,764
6/22	$14,136	$13,783
7/22	$14,082	$13,749
8/22	$13,910	$13,806
9/22	$12,384	$12,188
10/22	$12,036	$11,809
11/22	$13,977	$13,561
12/22	$13,533	$13,370
1/23	$14,785	$14,426
2/23	$13,905	$13,491
3/23	$14,414	$13,899
4/23	$14,276	$13,742
5/23	$14,029	$13,511
6/23	$14,593	$14,024
7/23	$15,404	$14,897
8/23	$14,548	$13,979
9/23	$14,259	$13,614
10/23	$13,763	$13,085
11/23	$14,699	$14,132
12/23	$15,207	$14,684
1/24	$14,829	$14,003
2/24	$15,752	$14,669
3/24	$16,046	$15,032
4/24	$16,046	$15,099
5/24	$16,396	$15,185
6/24	$16,885	$15,784
7/24	$16,857	$15,831
8/24	$17,022	$16,086
9/24	$17,974	$17,160
10/24	$17,316	$16,397
11/24	$16,896	$15,808
12/24	$16,900	$15,786
1/25	$17,212	$16,068
2/25	$17,155	$16,146
3/25	$17,382	$16,249
4/25	$17,523	$16,462
5/25	$18,316	$17,164
6/25	$19,591	$18,196
7/25	$19,790	$18,551
8/25	$20,230	$18,789
9/25	$21,562	$20,133
10/25	$22,327	$20,974
11/25	$21,972	$20,473
12/25	$22,519	$21,085
1/26	$24,693	$22,952
2/26	$26,306	$24,213
3/26	$23,354	$21,050
4/26	$26,594	$24,147
5/26	$28,912	$26,486
6/26	$28,567	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	45.81%	8.60%	11.07%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 913,551,498
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,012,981
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

C000156254
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	R6 Shares
Trading Symbol	READX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.82%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI Emerging Markets Index
2/23	$1,000,000	$1,000,000
2/23	$984,421	$981,795
3/23	$1,021,422	$1,011,531
4/23	$1,011,685	$1,000,068
5/23	$995,131	$983,270
6/23	$1,034,080	$1,020,605
7/23	$1,092,502	$1,084,139
8/23	$1,032,863	$1,017,356
9/23	$1,012,401	$990,750
10/23	$977,323	$952,254
11/23	$1,043,582	$1,028,463
12/23	$1,079,789	$1,068,670
1/24	$1,053,962	$1,019,048
2/24	$1,120,517	$1,067,526
3/24	$1,141,378	$1,093,979
4/24	$1,141,378	$1,098,874
5/24	$1,166,212	$1,105,081
6/24	$1,201,973	$1,148,669
7/24	$1,199,987	$1,152,088
8/24	$1,212,639	$1,170,689
9/24	$1,280,284	$1,248,861
10/24	$1,233,530	$1,193,320
11/24	$1,203,686	$1,150,444
12/24	$1,204,501	$1,148,864
1/25	$1,226,695	$1,169,395
2/25	$1,223,669	$1,175,060
3/25	$1,239,809	$1,182,499
4/25	$1,250,906	$1,198,038
5/25	$1,307,399	$1,249,149
6/25	$1,399,199	$1,324,257
7/25	$1,413,322	$1,350,065
8/25	$1,444,665	$1,367,382
9/25	$1,540,505	$1,465,197
10/25	$1,594,982	$1,526,429
11/25	$1,570,770	$1,489,925
12/25	$1,609,608	$1,534,493
1/26	$1,765,941	$1,670,338
2/26	$1,881,133	$1,762,129
3/26	$1,671,319	$1,531,960
4/26	$1,902,732	$1,757,324
5/26	$2,069,350	$1,927,546
6/26	$2,044,665	$1,900,403

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 2/22/23
R6 Shares	46.13%	23.77%
MSCI Emerging Markets Index	43.51%	21.10%

Performance Inception Date	Feb. 22, 2023
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 913,551,498
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,012,981
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

C000028361
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$57	1.04%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,470	$10,503
8/16	$10,622	$10,764
9/16	$10,885	$10,903
10/16	$10,950	$10,929
11/16	$10,339	$10,426
12/16	$10,580	$10,449
1/17	$11,103	$11,020
2/17	$11,408	$11,358
3/17	$11,680	$11,644
4/17	$11,892	$11,899
5/17	$11,991	$12,251
6/17	$11,932	$12,375
7/17	$12,581	$13,112
8/17	$12,845	$13,405
9/17	$12,745	$13,351
10/17	$13,044	$13,819
11/17	$13,011	$13,847
12/17	$13,544	$14,344
1/18	$14,653	$15,540
2/18	$14,004	$14,823
3/18	$13,821	$14,547
4/18	$13,408	$14,483
5/18	$12,509	$13,970
6/18	$11,940	$13,389
7/18	$12,299	$13,684
8/18	$11,644	$13,314
9/18	$11,746	$13,243
10/18	$11,135	$12,090
11/18	$11,501	$12,588
12/18	$11,094	$12,254
1/19	$12,378	$13,327
2/19	$11,999	$13,357
3/19	$11,929	$13,469
4/19	$12,199	$13,753
5/19	$11,653	$12,755
6/19	$12,247	$13,551
7/19	$11,992	$13,385
8/19	$11,363	$12,733
9/19	$11,782	$12,976
10/19	$12,221	$13,523
11/19	$12,214	$13,504
12/19	$13,095	$14,512
1/20	$12,287	$13,835
2/20	$11,451	$13,106
3/20	$9,155	$11,087
4/20	$9,807	$12,103
5/20	$9,999	$12,196
6/20	$10,296	$13,092
7/20	$10,842	$14,262
8/20	$10,731	$14,577
9/20	$10,559	$14,343
10/20	$10,552	$14,639
11/20	$12,054	$15,993
12/20	$13,090	$17,168
1/21	$13,133	$17,695
2/21	$13,387	$17,830
3/21	$13,743	$17,561
4/21	$13,895	$17,998
5/21	$14,592	$18,415
6/21	$14,505	$18,447
7/21	$13,895	$17,206
8/21	$14,261	$17,656
9/21	$13,840	$16,954
10/21	$13,869	$17,122
11/21	$13,263	$16,424
12/21	$13,794	$16,732
1/22	$14,076	$16,415
2/22	$13,459	$15,925
3/22	$13,239	$15,565
4/22	$12,561	$14,699
5/22	$12,972	$14,764
6/22	$11,716	$13,783
7/22	$11,838	$13,749
8/22	$11,678	$13,806
9/22	$10,452	$12,188
10/22	$10,574	$11,809
11/22	$12,066	$13,561
12/22	$11,744	$13,370
1/23	$12,792	$14,426
2/23	$12,340	$13,491
3/23	$12,671	$13,899
4/23	$12,784	$13,742
5/23	$12,510	$13,511
6/23	$13,299	$14,024
7/23	$13,856	$14,897
8/23	$13,251	$13,979
9/23	$13,130	$13,614
10/23	$12,872	$13,085
11/23	$13,783	$14,132
12/23	$14,373	$14,684
1/24	$13,879	$14,003
2/24	$14,490	$14,669
3/24	$14,724	$15,032
4/24	$14,817	$15,099
5/24	$15,177	$15,185
6/24	$15,562	$15,784
7/24	$15,696	$15,831
8/24	$16,106	$16,086
9/24	$17,035	$17,160
10/24	$16,030	$16,397
11/24	$15,654	$15,808
12/24	$15,465	$15,786
1/25	$16,146	$16,068
2/25	$16,155	$16,146
3/25	$16,422	$16,249
4/25	$16,845	$16,462
5/25	$17,536	$17,164
6/25	$18,614	$18,196
7/25	$18,718	$18,551
8/25	$19,175	$18,789
9/25	$19,857	$20,133
10/25	$20,979	$20,974
11/25	$21,229	$20,473
12/25	$21,856	$21,085
1/26	$23,927	$22,952
2/26	$25,345	$24,213
3/26	$23,301	$21,050
4/26	$25,512	$24,147
5/26	$27,195	$26,486
6/26	$26,763	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	43.78%	13.03%	10.35%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 9,246,865,552
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 41,104,350
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

C000028360
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$71	1.29%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,471	$10,503
8/16	$10,612	$10,764
9/16	$10,874	$10,903
10/16	$10,938	$10,929
11/16	$10,324	$10,426
12/16	$10,564	$10,449
1/17	$11,079	$11,020
2/17	$11,388	$11,358
3/17	$11,659	$11,644
4/17	$11,865	$11,899
5/17	$11,961	$12,251
6/17	$11,897	$12,375
7/17	$12,547	$13,112
8/17	$12,803	$13,405
9/17	$12,706	$13,351
10/17	$13,003	$13,819
11/17	$12,965	$13,847
12/17	$13,494	$14,344
1/18	$14,595	$15,540
2/18	$13,946	$14,823
3/18	$13,756	$14,547
4/18	$13,343	$14,483
5/18	$12,446	$13,970
6/18	$11,876	$13,389
7/18	$12,230	$13,684
8/18	$11,576	$13,314
9/18	$11,674	$13,243
10/18	$11,063	$12,090
11/18	$11,425	$12,588
12/18	$11,023	$12,254
1/19	$12,296	$13,327
2/19	$11,916	$13,357
3/19	$11,843	$13,469
4/19	$12,109	$13,753
5/19	$11,569	$12,755
6/19	$12,156	$13,551
7/19	$11,896	$13,385
8/19	$11,270	$12,733
9/19	$11,680	$12,976
10/19	$12,117	$13,523
11/19	$12,111	$13,504
12/19	$12,977	$14,512
1/20	$12,179	$13,835
2/20	$11,347	$13,106
3/20	$9,063	$11,087
4/20	$9,710	$12,103
5/20	$9,894	$12,196
6/20	$10,188	$13,092
7/20	$10,726	$14,262
8/20	$10,613	$14,577
9/20	$10,440	$14,343
10/20	$10,440	$14,639
11/20	$11,920	$15,993
12/20	$12,939	$17,168
1/21	$12,974	$17,695
2/21	$13,225	$17,830
3/21	$13,580	$17,561
4/21	$13,719	$17,998
5/21	$14,408	$18,415
6/21	$14,318	$18,447
7/21	$13,712	$17,206
8/21	$14,070	$17,656
9/21	$13,659	$16,954
10/21	$13,680	$17,122
11/21	$13,078	$16,424
12/21	$13,604	$16,732
1/22	$13,873	$16,415
2/22	$13,262	$15,925
3/22	$13,044	$15,565
4/22	$12,374	$14,699
5/22	$12,782	$14,764
6/22	$11,538	$13,783
7/22	$11,661	$13,749
8/22	$11,501	$13,806
9/22	$10,286	$12,188
10/22	$10,410	$11,809
11/22	$11,872	$13,561
12/22	$11,550	$13,370
1/23	$12,578	$14,426
2/23	$12,126	$13,491
3/23	$12,455	$13,899
4/23	$12,563	$13,742
5/23	$12,287	$13,511
6/23	$13,069	$14,024
7/23	$13,606	$14,897
8/23	$13,015	$13,979
9/23	$12,893	$13,614
10/23	$12,632	$13,085
11/23	$13,529	$14,132
12/23	$14,094	$14,684
1/24	$13,610	$14,003
2/24	$14,213	$14,669
3/24	$14,436	$15,032
4/24	$14,523	$15,099
5/24	$14,872	$15,185
6/24	$15,245	$15,784
7/24	$15,372	$15,831
8/24	$15,777	$16,086
9/24	$16,682	$17,160
10/24	$15,690	$16,397
11/24	$15,325	$15,808
12/24	$15,131	$15,786
1/25	$15,799	$16,068
2/25	$15,799	$16,146
3/25	$16,060	$16,249
4/25	$16,468	$16,462
5/25	$17,136	$17,164
6/25	$18,188	$18,196
7/25	$18,294	$18,551
8/25	$18,726	$18,789
9/25	$19,394	$20,133
10/25	$20,487	$20,974
11/25	$20,731	$20,473
12/25	$21,338	$21,085
1/26	$23,346	$22,952
2/26	$24,723	$24,213
3/26	$22,732	$21,050
4/26	$24,880	$24,147
5/26	$26,523	$26,486
6/26	$26,083	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	43.41%	12.75%	10.06%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 9,246,865,552
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 41,104,350
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

C000134185
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$57	1.04%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI Emerging Markets Index
6/16	$1,000,000	$1,000,000
7/16	$1,047,028	$1,050,322
8/16	$1,061,524	$1,076,425
9/16	$1,088,456	$1,090,266
10/16	$1,095,025	$1,092,866
11/16	$1,033,278	$1,042,560
12/16	$1,057,955	$1,044,862
1/17	$1,109,660	$1,102,040
2/17	$1,140,152	$1,135,775
3/17	$1,167,993	$1,164,446
4/17	$1,189,205	$1,189,939
5/17	$1,199,148	$1,225,118
6/17	$1,193,182	$1,237,452
7/17	$1,258,145	$1,311,216
8/17	$1,283,790	$1,340,463
9/17	$1,274,463	$1,335,133
10/17	$1,304,442	$1,381,938
11/17	$1,301,111	$1,384,711
12/17	$1,354,365	$1,434,418
1/18	$1,465,312	$1,553,971
2/18	$1,400,367	$1,482,304
3/18	$1,382,101	$1,454,743
4/18	$1,340,835	$1,448,307
5/18	$1,250,859	$1,396,988
6/18	$1,194,033	$1,338,947
7/18	$1,229,888	$1,368,360
8/18	$1,164,378	$1,331,361
9/18	$1,174,562	$1,324,291
10/18	$1,113,457	$1,208,968
11/18	$1,149,441	$1,258,790
12/18	$1,109,374	$1,225,443
1/19	$1,237,857	$1,332,740
2/19	$1,199,174	$1,335,736
3/19	$1,192,957	$1,346,947
4/19	$1,219,897	$1,375,300
5/19	$1,165,326	$1,275,507
6/19	$1,224,732	$1,355,113
7/19	$1,199,174	$1,338,542
8/19	$1,136,355	$1,273,279
9/19	$1,178,184	$1,297,586
10/19	$1,222,104	$1,352,305
11/19	$1,221,407	$1,350,444
12/19	$1,308,832	$1,451,194
1/20	$1,228,757	$1,383,539
2/20	$1,145,140	$1,310,585
3/20	$915,545	$1,108,729
4/20	$980,738	$1,210,255
5/20	$999,163	$1,219,550
6/20	$1,029,633	$1,309,198
7/20	$1,084,198	$1,426,188
8/20	$1,073,156	$1,457,714
9/20	$1,055,905	$1,434,334
10/20	$1,055,187	$1,463,881
11/20	$1,205,414	$1,599,271
12/20	$1,308,954	$1,716,838
1/21	$1,313,307	$1,769,473
2/21	$1,338,703	$1,783,009
3/21	$1,374,982	$1,756,081
4/21	$1,389,494	$1,799,804
5/21	$1,459,150	$1,841,542
6/21	$1,450,443	$1,844,715
7/21	$1,389,494	$1,720,569
8/21	$1,426,067	$1,765,605
9/21	$1,384,689	$1,695,439
10/21	$1,386,905	$1,712,161
11/21	$1,326,316	$1,642,388
12/21	$1,380,140	$1,673,205
1/22	$1,408,306	$1,641,533
2/22	$1,346,645	$1,592,467
3/22	$1,324,569	$1,556,500
4/22	$1,256,818	$1,469,918
5/22	$1,297,926	$1,476,389
6/22	$1,172,320	$1,378,284
7/22	$1,184,500	$1,374,898
8/22	$1,168,514	$1,380,638
9/22	$1,045,953	$1,218,783
10/22	$1,058,133	$1,180,941
11/22	$1,207,337	$1,356,096
12/22	$1,175,108	$1,337,035
1/23	$1,279,884	$1,442,609
2/23	$1,234,750	$1,349,067
3/23	$1,267,795	$1,389,927
4/23	$1,279,078	$1,374,175
5/23	$1,251,675	$1,351,094
6/23	$1,330,660	$1,402,395
7/23	$1,386,273	$1,489,696
8/23	$1,325,825	$1,397,930
9/23	$1,313,735	$1,361,371
10/23	$1,287,944	$1,308,476
11/23	$1,379,019	$1,413,193
12/23	$1,437,997	$1,468,441
1/24	$1,388,613	$1,400,256
2/24	$1,450,552	$1,466,869
3/24	$1,473,152	$1,503,218
4/24	$1,482,359	$1,509,943
5/24	$1,518,351	$1,518,472
6/24	$1,556,853	$1,578,366
7/24	$1,570,246	$1,583,063
8/24	$1,612,097	$1,608,622
9/24	$1,704,169	$1,716,038
10/24	$1,603,726	$1,639,720
11/24	$1,566,898	$1,580,805
12/24	$1,547,146	$1,578,634
1/25	$1,615,314	$1,606,845
2/25	$1,616,177	$1,614,629
3/25	$1,642,926	$1,624,851
4/25	$1,685,207	$1,646,203
5/25	$1,754,238	$1,716,434
6/25	$1,862,098	$1,819,638
7/25	$1,873,316	$1,855,101
8/25	$1,918,185	$1,878,896
9/25	$1,986,353	$2,013,302
10/25	$2,099,391	$2,097,439
11/25	$2,124,414	$2,047,279
12/25	$2,187,136	$2,108,520
1/26	$2,394,134	$2,295,182
2/26	$2,535,069	$2,421,310
3/26	$2,331,594	$2,105,039
4/26	$2,552,686	$2,414,707
5/26	$2,720,927	$2,648,606
6/26	$2,677,766	$2,611,310

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	43.80%	13.05%	10.35%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 9,246,865,552
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 41,104,350
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

C000150427
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	LEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$70	1.37%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Universal Index	HFRX Global Hedge Fund Index
6/16	$10,000	$10,000	$10,000
7/16	$10,122	$10,082	$10,145
8/16	$10,210	$10,093	$10,161
9/16	$10,233	$10,096	$10,218
10/16	$10,166	$10,029	$10,159
11/16	$10,199	$9,803	$10,248
12/16	$10,266	$9,832	$10,336
1/17	$10,356	$9,867	$10,388
2/17	$10,401	$9,943	$10,504
3/17	$10,457	$9,940	$10,507
4/17	$10,524	$10,022	$10,552
5/17	$10,535	$10,100	$10,578
6/17	$10,636	$10,091	$10,600
7/17	$10,749	$10,141	$10,698
8/17	$10,730	$10,229	$10,730
9/17	$10,742	$10,193	$10,794
10/17	$10,765	$10,205	$10,868
11/17	$10,799	$10,190	$10,875
12/17	$10,835	$10,235	$10,955
1/18	$10,848	$10,136	$11,223
2/18	$10,910	$10,040	$10,951
3/18	$10,923	$10,091	$10,843
4/18	$10,923	$10,023	$10,853
5/18	$10,923	$10,078	$10,882
6/18	$10,923	$10,063	$10,862
7/18	$10,923	$10,084	$10,846
8/18	$10,952	$10,134	$10,895
9/18	$10,977	$10,091	$10,820
10/18	$10,864	$10,006	$10,484
11/18	$10,877	$10,051	$10,419
12/18	$10,680	$10,209	$10,218
1/19	$10,822	$10,349	$10,436
2/19	$10,886	$10,361	$10,502
3/19	$11,079	$10,548	$10,484
4/19	$11,169	$10,562	$10,553
5/19	$11,220	$10,724	$10,481
6/19	$11,310	$10,876	$10,650
7/19	$11,400	$10,908	$10,732
8/19	$11,397	$11,155	$10,773
9/19	$11,410	$11,107	$10,821
10/19	$11,371	$11,143	$10,854
11/19	$11,397	$11,140	$10,966
12/19	$11,475	$11,157	$11,099
1/20	$11,540	$11,357	$11,145
2/20	$11,527	$11,527	$10,985
3/20	$10,657	$11,302	$10,339
4/20	$10,852	$11,529	$10,636
5/20	$10,956	$11,636	$10,790
6/20	$11,163	$11,733	$10,979
7/20	$11,475	$11,939	$11,127
8/20	$11,804	$11,871	$11,299
9/20	$11,830	$11,849	$11,279
10/20	$11,935	$11,807	$11,255
11/20	$12,314	$11,961	$11,572
12/20	$12,608	$12,002	$11,855
1/21	$12,843	$11,927	$11,836
2/21	$13,175	$11,773	$12,015
3/21	$13,037	$11,636	$12,008
4/21	$13,078	$11,734	$12,204
5/21	$13,092	$11,778	$12,251
6/21	$13,134	$11,864	$12,297
7/21	$13,286	$11,983	$12,243
8/21	$13,362	$11,975	$12,326
9/21	$13,474	$11,873	$12,280
10/21	$13,502	$11,864	$12,390
11/21	$13,446	$11,878	$12,230
12/21	$13,496	$11,870	$12,288
1/22	$13,467	$11,610	$12,108
2/22	$13,424	$11,451	$12,064
3/22	$13,366	$11,144	$12,122
4/22	$13,236	$10,728	$12,013
5/22	$12,804	$10,787	$11,882
6/22	$12,458	$10,572	$11,668
7/22	$12,487	$10,838	$11,731
8/22	$12,777	$10,556	$11,842
9/22	$12,347	$10,101	$11,728
10/22	$12,332	$9,990	$11,737
11/22	$12,317	$10,363	$11,754
12/22	$12,498	$10,328	$11,747
1/23	$12,935	$10,648	$11,943
2/23	$13,033	$10,386	$11,887
3/23	$12,790	$10,630	$11,746
4/23	$12,871	$10,695	$11,786
5/23	$13,000	$10,584	$11,732
6/23	$13,130	$10,568	$11,821
7/23	$13,292	$10,578	$11,883
8/23	$13,340	$10,514	$11,922
9/23	$13,389	$10,264	$11,909
10/23	$13,033	$10,109	$11,812
11/23	$13,146	$10,564	$11,946
12/23	$13,376	$10,965	$12,111
1/24	$13,459	$10,939	$12,150
2/24	$13,672	$10,808	$12,262
3/24	$13,820	$10,914	$12,416
4/24	$13,837	$10,659	$12,349
5/24	$14,001	$10,836	$12,423
6/24	$14,100	$10,935	$12,462
7/24	$14,265	$11,183	$12,554
8/24	$14,413	$11,347	$12,607
9/24	$14,599	$11,503	$12,726
10/24	$14,650	$11,242	$12,642
11/24	$14,769	$11,360	$12,748
12/24	$14,822	$11,189	$12,749
1/25	$14,978	$11,256	$12,877
2/25	$15,220	$11,489	$12,913
3/25	$15,498	$11,486	$12,816
4/25	$15,567	$11,527	$12,762
5/25	$15,602	$11,468	$12,911
6/25	$15,602	$11,647	$13,053
7/25	$15,706	$11,630	$13,128
8/25	$15,850	$11,770	$13,275
9/25	$16,007	$11,895	$13,469
10/25	$16,234	$11,973	$13,561
11/25	$16,252	$12,045	$13,580
12/25	$16,426	$12,037	$13,659
1/26	$16,653	$12,055	$13,932
2/26	$16,688	$12,239	$13,993
3/26	$16,723	$12,020	$13,581
4/26	$16,880	$12,056	$13,985
5/26	$17,037	$12,099	$14,225
6/26	$17,194	$12,130	$14,314

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	10.21%	5.54%	5.57%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
HFRX Global Hedge Fund Index	9.66%	3.08%	3.65%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 79,991,994
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 280,830
InvestmentCompanyPortfolioTurnover	599.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,991,994
# of Portfolio Holdings	252
Portfolio Turnover Rate	599%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$280,830

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
U.S. Treasury Securities	48.5%
Information Technology	17.8%
Financials	8.8%
Consumer Staples	7.9%
Communication Services	5.8%
Consumer Discretionary	3.4%
Industrials	3.2%
Energy	2.7%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Cloudflare, Inc., Zero Coupon, due 06/15/30	2.4%
Ping An Insurance Group Co. of China Ltd., 0.875%, due 07/22/29	2.3%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%
Guardant Health, Inc., Zero Coupon, due 11/15/27	1.8%
Akamai Technologies, Inc., 0.250%, due 05/15/33	1.6%
Alibaba Group Holding Ltd., 0.500%, due 06/01/31	1.4%
Akamai Technologies, Inc., 1.125%, due 02/15/29	1.4%
Galaxy Digital Holdings LP, 2.500%, due 12/01/29	1.3%
Datadog, Inc., Zero Coupon, due 12/01/29	1.3%
Microchip Technology, Inc., 0.750%, due 06/01/30	1.3%

C000150428
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Open Shares
Trading Symbol	LEOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$84	1.66%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	Bloomberg US Universal Index	HFRX Global Hedge Fund Index
6/16	$10,000	$10,000	$10,000
7/16	$10,111	$10,082	$10,145
8/16	$10,200	$10,093	$10,161
9/16	$10,222	$10,096	$10,218
10/16	$10,155	$10,029	$10,159
11/16	$10,188	$9,803	$10,248
12/16	$10,252	$9,832	$10,336
1/17	$10,342	$9,867	$10,388
2/17	$10,387	$9,943	$10,504
3/17	$10,431	$9,940	$10,507
4/17	$10,488	$10,022	$10,552
5/17	$10,499	$10,100	$10,578
6/17	$10,600	$10,091	$10,600
7/17	$10,712	$10,141	$10,698
8/17	$10,693	$10,229	$10,730
9/17	$10,705	$10,193	$10,794
10/17	$10,728	$10,205	$10,868
11/17	$10,762	$10,190	$10,875
12/17	$10,793	$10,235	$10,955
1/18	$10,793	$10,136	$11,223
2/18	$10,855	$10,040	$10,951
3/18	$10,868	$10,091	$10,843
4/18	$10,855	$10,023	$10,853
5/18	$10,855	$10,078	$10,882
6/18	$10,868	$10,063	$10,862
7/18	$10,868	$10,084	$10,846
8/18	$10,884	$10,134	$10,895
9/18	$10,909	$10,091	$10,820
10/18	$10,797	$10,006	$10,484
11/18	$10,809	$10,051	$10,419
12/18	$10,611	$10,209	$10,218
1/19	$10,739	$10,349	$10,436
2/19	$10,816	$10,361	$10,502
3/19	$10,982	$10,548	$10,484
4/19	$11,084	$10,562	$10,553
5/19	$11,135	$10,724	$10,481
6/19	$11,224	$10,876	$10,650
7/19	$11,301	$10,908	$10,732
8/19	$11,298	$11,155	$10,773
9/19	$11,298	$11,107	$10,821
10/19	$11,272	$11,143	$10,854
11/19	$11,285	$11,140	$10,966
12/19	$11,375	$11,157	$11,099
1/20	$11,440	$11,357	$11,145
2/20	$11,427	$11,527	$10,985
3/20	$10,563	$11,302	$10,339
4/20	$10,756	$11,529	$10,636
5/20	$10,847	$11,636	$10,790
6/20	$11,040	$11,733	$10,979
7/20	$11,324	$11,939	$11,127
8/20	$11,634	$11,871	$11,299
9/20	$11,660	$11,849	$11,279
10/20	$11,764	$11,807	$11,255
11/20	$12,139	$11,961	$11,572
12/20	$12,467	$12,002	$11,855
1/21	$12,699	$11,927	$11,836
2/21	$13,014	$11,773	$12,015
3/21	$12,891	$11,636	$12,008
4/21	$12,932	$11,734	$12,204
5/21	$12,932	$11,778	$12,251
6/21	$12,973	$11,864	$12,297
7/21	$13,110	$11,983	$12,243
8/21	$13,185	$11,975	$12,326
9/21	$13,296	$11,873	$12,280
10/21	$13,324	$11,864	$12,390
11/21	$13,282	$11,878	$12,230
12/21	$13,312	$11,870	$12,288
1/22	$13,284	$11,610	$12,108
2/22	$13,241	$11,451	$12,064
3/22	$13,170	$11,144	$12,122
4/22	$13,057	$10,728	$12,013
5/22	$12,630	$10,787	$11,882
6/22	$12,275	$10,572	$11,668
7/22	$12,318	$10,838	$11,731
8/22	$12,590	$10,556	$11,842
9/22	$12,166	$10,101	$11,728
10/22	$12,151	$9,990	$11,737
11/22	$12,136	$10,363	$11,754
12/22	$12,321	$10,328	$11,747
1/23	$12,734	$10,648	$11,943
2/23	$12,830	$10,386	$11,887
3/23	$12,591	$10,630	$11,746
4/23	$12,671	$10,695	$11,786
5/23	$12,798	$10,584	$11,732
6/23	$12,925	$10,568	$11,821
7/23	$13,068	$10,578	$11,883
8/23	$13,116	$10,514	$11,922
9/23	$13,164	$10,264	$11,909
10/23	$12,814	$10,109	$11,812
11/23	$12,925	$10,564	$11,946
12/23	$13,138	$10,965	$12,111
1/24	$13,235	$10,939	$12,150
2/24	$13,428	$10,808	$12,262
3/24	$13,573	$10,914	$12,416
4/24	$13,590	$10,659	$12,349
5/24	$13,735	$10,836	$12,423
6/24	$13,848	$10,935	$12,462
7/24	$13,993	$11,183	$12,554
8/24	$14,137	$11,347	$12,607
9/24	$14,320	$11,503	$12,726
10/24	$14,370	$11,242	$12,642
11/24	$14,470	$11,360	$12,748
12/24	$14,535	$11,189	$12,749
1/25	$14,671	$11,256	$12,877
2/25	$14,925	$11,489	$12,913
3/25	$15,179	$11,486	$12,816
4/25	$15,314	$11,527	$12,762
5/25	$15,348	$11,468	$12,911
6/25	$15,348	$11,647	$13,053
7/25	$15,450	$11,630	$13,128
8/25	$15,574	$11,770	$13,275
9/25	$15,727	$11,895	$13,469
10/25	$15,949	$11,973	$13,561
11/25	$15,966	$12,045	$13,580
12/25	$16,120	$12,037	$13,659
1/26	$16,359	$12,055	$13,932
2/26	$16,393	$12,239	$13,993
3/26	$16,410	$12,020	$13,581
4/26	$16,563	$12,056	$13,985
5/26	$16,700	$12,099	$14,225
6/26	$16,870	$12,130	$14,314

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	9.92%	5.39%	5.37%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
HFRX Global Hedge Fund Index	9.66%	3.08%	3.65%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 79,991,994
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 280,830
InvestmentCompanyPortfolioTurnover	599.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,991,994
# of Portfolio Holdings	252
Portfolio Turnover Rate	599%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$280,830

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
U.S. Treasury Securities	48.5%
Information Technology	17.8%
Financials	8.8%
Consumer Staples	7.9%
Communication Services	5.8%
Consumer Discretionary	3.4%
Industrials	3.2%
Energy	2.7%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Cloudflare, Inc., Zero Coupon, due 06/15/30	2.4%
Ping An Insurance Group Co. of China Ltd., 0.875%, due 07/22/29	2.3%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%
Guardant Health, Inc., Zero Coupon, due 11/15/27	1.8%
Akamai Technologies, Inc., 0.250%, due 05/15/33	1.6%
Alibaba Group Holding Ltd., 0.500%, due 06/01/31	1.4%
Akamai Technologies, Inc., 1.125%, due 02/15/29	1.4%
Galaxy Digital Holdings LP, 2.500%, due 12/01/29	1.3%
Datadog, Inc., Zero Coupon, due 12/01/29	1.3%
Microchip Technology, Inc., 0.750%, due 06/01/30	1.3%

C000193735
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Institutional Shares
Trading Symbol	LZFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.97%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,950	$10,189
11/17	$10,390	$10,410
12/17	$10,425	$10,551
1/18	$11,038	$11,108
2/18	$10,475	$10,647
3/18	$10,284	$10,415
4/18	$10,706	$10,535
5/18	$10,626	$10,601
6/18	$10,576	$10,596
7/18	$10,786	$10,927
8/18	$10,880	$11,062
9/18	$11,001	$11,124
10/18	$10,668	$10,307
11/18	$10,940	$10,424
12/18	$9,893	$9,631
1/19	$10,699	$10,381
2/19	$10,945	$10,693
3/19	$10,609	$10,833
4/19	$11,437	$11,218
5/19	$10,497	$10,570
6/19	$11,169	$11,267
7/19	$11,169	$11,323
8/19	$10,650	$11,091
9/19	$11,323	$11,327
10/19	$11,547	$11,615
11/19	$11,794	$11,939
12/19	$12,040	$12,296
1/20	$11,590	$12,222
2/20	$10,323	$11,189
3/20	$8,027	$9,708
4/20	$9,104	$10,768
5/20	$9,495	$11,289
6/20	$9,518	$11,587
7/20	$9,944	$12,141
8/20	$10,148	$12,953
9/20	$9,982	$12,506
10/20	$9,888	$12,122
11/20	$11,676	$13,672
12/20	$12,178	$14,252
1/21	$12,142	$14,110
2/21	$12,381	$14,472
3/21	$13,172	$14,953
4/21	$13,771	$15,649
5/21	$14,561	$15,875
6/21	$14,238	$16,111
7/21	$14,202	$16,400
8/21	$14,334	$16,808
9/21	$14,046	$16,110
10/21	$14,286	$17,023
11/21	$13,902	$16,650
12/21	$14,949	$17,361
1/22	$14,728	$16,443
2/22	$15,019	$16,027
3/22	$15,684	$16,467
4/22	$14,963	$15,099
5/22	$15,310	$15,110
6/22	$13,868	$13,801
7/22	$14,395	$14,897
8/22	$13,925	$14,274
9/22	$12,511	$12,947
10/22	$13,657	$13,877
11/22	$14,689	$14,842
12/22	$14,171	$14,212
1/23	$15,547	$15,217
2/23	$15,219	$14,851
3/23	$15,313	$15,310
4/23	$15,797	$15,579
5/23	$15,140	$15,423
6/23	$16,095	$16,356
7/23	$16,454	$16,905
8/23	$16,063	$16,502
9/23	$15,313	$15,790
10/23	$14,515	$15,332
11/23	$15,844	$16,769
12/23	$16,821	$17,592
1/24	$16,515	$17,803
2/24	$16,838	$18,558
3/24	$17,008	$19,154
4/24	$16,089	$18,443
5/24	$16,379	$19,266
6/24	$16,072	$19,658
7/24	$17,331	$20,005
8/24	$17,824	$20,534
9/24	$18,164	$20,910
10/24	$17,297	$20,495
11/24	$17,433	$21,435
12/24	$16,289	$20,877
1/25	$16,934	$21,613
2/25	$17,345	$21,458
3/25	$17,423	$20,503
4/25	$17,873	$20,685
5/25	$18,518	$21,909
6/25	$18,948	$22,855
7/25	$17,873	$23,149
8/25	$18,616	$23,753
9/25	$18,141	$24,516
10/25	$17,438	$25,007
11/25	$16,633	$25,078
12/25	$16,952	$25,280
1/26	$16,646	$25,846
2/26	$16,858	$26,036
3/26	$15,586	$24,377
4/26	$16,340	$26,715
5/26	$16,175	$27,932
6/26	$15,822	$27,731

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(16.50%)	2.13%	5.38%
MSCI World Index	21.34%	11.47%	12.36%

Performance Inception Date	Sep. 29, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 36,611,149
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 96,913
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$36,611,149
# of Portfolio Holdings	31
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$96,913

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	18.3%
Consumer Discretionary	18.2%
Health Care	16.2%
Industrials	14.8%
Communication Services	13.1%
Information Technology	8.8%
Consumer Staples	8.2%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
H&R Block, Inc.	6.6%
Nexi SpA	6.3%
Fiserv, Inc.	6.2%
Omnicom Group, Inc.	6.0%
Brightstar Lottery PLC	6.0%
FDJ UNITED	5.7%
Dentsply Sirona, Inc.	4.9%
Autotrader Group PLC	4.5%
Bunzl PLC	3.6%
Henkel AG & Co. KGaA	3.3%

C000193736
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Open Shares
Trading Symbol	LZFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.22%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,940	$10,189
11/17	$10,380	$10,410
12/17	$10,418	$10,551
1/18	$11,031	$11,108
2/18	$10,459	$10,647
3/18	$10,268	$10,415
4/18	$10,689	$10,535
5/18	$10,599	$10,601
6/18	$10,549	$10,596
7/18	$10,760	$10,927
8/18	$10,853	$11,062
9/18	$10,964	$11,124
10/18	$10,641	$10,307
11/18	$10,914	$10,424
12/18	$9,862	$9,631
1/19	$10,665	$10,381
2/19	$10,910	$10,693
3/19	$10,564	$10,833
4/19	$11,379	$11,218
5/19	$10,453	$10,570
6/19	$11,111	$11,267
7/19	$11,122	$11,323
8/19	$10,594	$11,091
9/19	$11,253	$11,327
10/19	$11,488	$11,615
11/19	$11,723	$11,939
12/19	$11,972	$12,296
1/20	$11,513	$12,222
2/20	$10,253	$11,189
3/20	$7,981	$9,708
4/20	$9,041	$10,768
5/20	$9,441	$11,289
6/20	$9,453	$11,587
7/20	$9,876	$12,141
8/20	$10,079	$12,953
9/20	$9,914	$12,506
10/20	$9,808	$12,122
11/20	$11,574	$13,672
12/20	$12,079	$14,252
1/21	$12,032	$14,110
2/21	$12,269	$14,472
3/21	$13,053	$14,953
4/21	$13,647	$15,649
5/21	$14,419	$15,875
6/21	$14,110	$16,111
7/21	$14,063	$16,400
8/21	$14,182	$16,808
9/21	$13,896	$16,110
10/21	$14,135	$17,023
11/21	$13,741	$16,650
12/21	$14,780	$17,361
1/22	$14,560	$16,443
2/22	$14,848	$16,027
3/22	$15,507	$16,467
4/22	$14,793	$15,099
5/22	$15,123	$15,110
6/22	$13,709	$13,801
7/22	$14,231	$14,897
8/22	$13,752	$14,274
9/22	$12,353	$12,947
10/22	$13,486	$13,877
11/22	$14,494	$14,842
12/22	$13,974	$14,212
1/23	$15,348	$15,217
2/23	$15,008	$14,851
3/23	$15,101	$15,310
4/23	$15,564	$15,579
5/23	$14,931	$15,423
6/23	$15,858	$16,356
7/23	$16,213	$16,905
8/23	$15,827	$16,502
9/23	$15,086	$15,790
10/23	$14,298	$15,332
11/23	$15,611	$16,769
12/23	$16,548	$17,592
1/24	$16,263	$17,803
2/24	$16,565	$18,558
3/24	$16,732	$19,154
4/24	$15,828	$18,443
5/24	$16,096	$19,266
6/24	$15,811	$19,658
7/24	$17,034	$20,005
8/24	$17,519	$20,534
9/24	$17,854	$20,910
10/24	$16,983	$20,495
11/24	$17,134	$21,435
12/24	$15,997	$20,877
1/25	$16,631	$21,613
2/25	$17,015	$21,458
3/25	$17,111	$20,503
4/25	$17,534	$20,685
5/25	$18,148	$21,909
6/25	$18,571	$22,855
7/25	$17,515	$23,149
8/25	$18,225	$23,753
9/25	$17,778	$24,516
10/25	$17,088	$25,007
11/25	$16,297	$25,078
12/25	$16,589	$25,280
1/26	$16,289	$25,846
2/26	$16,496	$26,036
3/26	$15,228	$24,377
4/26	$15,989	$26,715
5/26	$15,804	$27,932
6/26	$15,481	$27,731

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(16.64%)	1.87%	5.12%
MSCI World Index	21.34%	11.47%	12.36%

Performance Inception Date	Sep. 29, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 36,611,149
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 96,913
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$36,611,149
# of Portfolio Holdings	31
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$96,913

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	18.3%
Consumer Discretionary	18.2%
Health Care	16.2%
Industrials	14.8%
Communication Services	13.1%
Information Technology	8.8%
Consumer Staples	8.2%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
H&R Block, Inc.	6.6%
Nexi SpA	6.3%
Fiserv, Inc.	6.2%
Omnicom Group, Inc.	6.0%
Brightstar Lottery PLC	6.0%
FDJ UNITED	5.7%
Dentsply Sirona, Inc.	4.9%
Autotrader Group PLC	4.5%
Bunzl PLC	3.6%
Henkel AG & Co. KGaA	3.3%

C000082231
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Institutional Shares
Trading Symbol	GLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$49	0.94%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
6/16	$10,000	$10,000	$10,000
7/16	$10,291	$10,422	$10,217
8/16	$10,247	$10,431	$9,971
9/16	$10,298	$10,487	$10,170
10/16	$10,115	$10,284	$10,012
11/16	$10,145	$10,431	$9,826
12/16	$10,573	$10,681	$10,134
1/17	$10,566	$10,939	$10,166
2/17	$11,095	$11,242	$10,507
3/17	$11,685	$11,362	$10,748
4/17	$11,999	$11,530	$10,918
5/17	$12,612	$11,774	$11,322
6/17	$12,268	$11,820	$11,158
7/17	$12,365	$12,102	$11,183
8/17	$12,751	$12,119	$11,452
9/17	$12,751	$12,391	$11,295
10/17	$12,813	$12,626	$11,567
11/17	$12,973	$12,899	$11,814
12/17	$12,772	$13,074	$11,656
1/18	$12,501	$13,764	$11,515
2/18	$11,862	$13,194	$11,006
3/18	$12,046	$12,906	$11,183
4/18	$12,694	$13,054	$11,460
5/18	$12,502	$13,136	$11,630
6/18	$12,823	$13,130	$11,945
7/18	$13,127	$13,540	$12,175
8/18	$12,837	$13,708	$12,065
9/18	$12,820	$13,784	$12,050
10/18	$12,778	$12,772	$11,794
11/18	$12,728	$12,917	$12,234
12/18	$12,296	$11,935	$11,716
1/19	$13,006	$12,863	$12,658
2/19	$13,333	$13,250	$13,074
3/19	$13,460	$13,424	$13,578
4/19	$13,817	$13,900	$13,712
5/19	$13,598	$13,098	$13,694
6/19	$14,063	$13,961	$14,022
7/19	$14,155	$14,030	$14,091
8/19	$14,150	$13,743	$14,303
9/19	$14,489	$14,036	$14,520
10/19	$14,744	$14,393	$14,504
11/19	$14,602	$14,794	$14,458
12/19	$15,032	$15,237	$14,894
1/20	$15,528	$15,144	$15,375
2/20	$14,604	$13,864	$14,265
3/20	$12,617	$12,029	$12,439
4/20	$13,476	$13,344	$13,319
5/20	$13,959	$13,988	$13,975
6/20	$13,899	$14,358	$13,678
7/20	$13,713	$15,045	$13,846
8/20	$13,732	$16,050	$13,939
9/20	$13,673	$15,497	$13,870
10/20	$13,389	$15,021	$13,567
11/20	$14,477	$16,942	$14,564
12/20	$14,360	$17,660	$14,490
1/21	$13,869	$17,485	$14,351
2/21	$13,948	$17,933	$14,217
3/21	$14,869	$18,529	$15,316
4/21	$15,291	$19,392	$15,797
5/21	$15,556	$19,671	$15,844
6/21	$15,590	$19,964	$15,881
7/21	$16,042	$20,322	$16,180
8/21	$16,101	$20,828	$16,460
9/21	$15,669	$19,963	$15,853
10/21	$16,279	$21,093	$16,628
11/21	$16,129	$20,631	$16,203
12/21	$17,213	$21,513	$17,345
1/22	$16,796	$20,375	$16,835
2/22	$16,744	$19,859	$16,734
3/22	$17,491	$20,404	$17,888
4/22	$17,671	$18,709	$17,493
5/22	$17,745	$18,724	$17,789
6/22	$17,142	$17,102	$16,882
7/22	$17,771	$18,460	$17,873
8/22	$17,339	$17,688	$17,476
9/22	$15,492	$16,044	$15,624
10/22	$16,427	$17,196	$16,176
11/22	$17,785	$18,391	$17,232
12/22	$16,990	$17,610	$16,629
1/23	$17,780	$18,856	$17,112
2/23	$17,445	$18,403	$16,435
3/23	$17,757	$18,972	$16,728
4/23	$18,179	$19,304	$17,065
5/23	$17,902	$19,111	$16,235
6/23	$18,108	$20,267	$16,697
7/23	$18,400	$20,948	$16,869
8/23	$17,635	$20,448	$16,246
9/23	$17,064	$19,566	$15,497
10/23	$17,174	$18,998	$15,564
11/23	$18,316	$20,779	$16,903
12/23	$18,841	$21,799	$17,347
1/24	$18,853	$22,061	$16,952
2/24	$19,001	$22,996	$17,069
3/24	$19,470	$23,735	$17,589
4/24	$18,886	$22,853	$17,041
5/24	$19,234	$23,874	$17,774
6/24	$18,680	$24,360	$17,501
7/24	$20,051	$24,789	$18,666
8/24	$20,363	$25,444	$19,242
9/24	$20,515	$25,910	$19,687
10/24	$20,073	$25,396	$19,438
11/24	$20,628	$26,562	$20,210
12/24	$20,105	$25,869	$19,076
1/25	$20,555	$26,782	$19,400
2/25	$21,069	$26,589	$19,958
3/25	$21,407	$25,406	$20,372
4/25	$22,349	$25,631	$20,622
5/25	$23,032	$27,149	$20,869
6/25	$23,302	$28,320	$21,004
7/25	$23,458	$28,685	$21,135
8/25	$23,486	$29,433	$21,208
9/25	$23,721	$30,379	$21,507
10/25	$24,359	$30,988	$21,335
11/25	$25,078	$31,075	$21,992
12/25	$24,901	$31,326	$21,634
1/26	$25,819	$32,027	$22,269
2/26	$28,369	$32,262	$24,280
3/26	$26,634	$30,207	$23,495
4/26	$27,614	$33,104	$24,310
5/26	$27,172	$34,611	$23,782
6/26	$26,931	$34,363	$23,874

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	15.57%	11.55%	10.41%
MSCI World Index	21.34%	11.47%	13.14%
MSCI World Core Infrastructure (USD) Index	13.67%	8.49%	9.09%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 12,447,904,018
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 54,086,781
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$12,447,904,018
# of Portfolio Holdings	28
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$54,086,781

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Utilities	50.2%
Industrials	22.9%
Real Estate	8.9%
Communication Services	8.0%
Other (includes short-term investments)	10.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
National Grid PLC	8.1%
Vinci SA	8.0%
Snam SpA	6.9%
Terna - Rete Elettrica Nazionale	4.8%
Consolidated Edison, Inc.	4.7%
Exelon Corp.	4.7%
Ferrovial NV	4.5%
American Tower Corp. REIT	4.5%
Crown Castle, Inc. REIT	4.4%
Severn Trent PLC	4.4%

C000082232
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Open Shares
Trading Symbol	GLFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.20%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
6/16	$10,000	$10,000	$10,000
7/16	$10,298	$10,422	$10,217
8/16	$10,254	$10,431	$9,971
9/16	$10,299	$10,487	$10,170
10/16	$10,109	$10,284	$10,012
11/16	$10,138	$10,431	$9,826
12/16	$10,566	$10,681	$10,134
1/17	$10,559	$10,939	$10,166
2/17	$11,080	$11,242	$10,507
3/17	$11,669	$11,362	$10,748
4/17	$11,982	$11,530	$10,918
5/17	$12,593	$11,774	$11,322
6/17	$12,243	$11,820	$11,158
7/17	$12,340	$12,102	$11,183
8/17	$12,717	$12,119	$11,452
9/17	$12,724	$12,391	$11,295
10/17	$12,778	$12,626	$11,567
11/17	$12,938	$12,899	$11,814
12/17	$12,730	$13,074	$11,656
1/18	$12,459	$13,764	$11,515
2/18	$11,823	$13,194	$11,006
3/18	$11,998	$12,906	$11,183
4/18	$12,643	$13,054	$11,460
5/18	$12,452	$13,136	$11,630
6/18	$12,771	$13,130	$11,945
7/18	$13,067	$13,540	$12,175
8/18	$12,770	$13,708	$12,065
9/18	$12,753	$13,784	$12,050
10/18	$12,712	$12,772	$11,794
11/18	$12,653	$12,917	$12,234
12/18	$12,223	$11,935	$11,716
1/19	$12,928	$12,863	$12,658
2/19	$13,254	$13,250	$13,074
3/19	$13,372	$13,424	$13,578
4/19	$13,726	$13,900	$13,712
5/19	$13,499	$13,098	$13,694
6/19	$13,971	$13,961	$14,022
7/19	$14,054	$14,030	$14,091
8/19	$14,048	$13,743	$14,303
9/19	$14,375	$14,036	$14,520
10/19	$14,628	$14,393	$14,504
11/19	$14,488	$14,794	$14,458
12/19	$14,905	$15,237	$14,894
1/20	$15,396	$15,144	$15,375
2/20	$14,471	$13,864	$14,265
3/20	$12,501	$12,029	$12,439
4/20	$13,352	$13,344	$13,319
5/20	$13,830	$13,988	$13,975
6/20	$13,761	$14,358	$13,678
7/20	$13,587	$15,045	$13,846
8/20	$13,596	$16,050	$13,939
9/20	$13,529	$15,497	$13,870
10/20	$13,248	$15,021	$13,567
11/20	$14,324	$16,942	$14,564
12/20	$14,208	$17,660	$14,490
1/21	$13,713	$17,485	$14,351
2/21	$13,791	$17,933	$14,217
3/21	$14,703	$18,529	$15,316
4/21	$15,110	$19,392	$15,797
5/21	$15,372	$19,671	$15,844
6/21	$15,406	$19,964	$15,881
7/21	$15,843	$20,322	$16,180
8/21	$15,901	$20,828	$16,460
9/21	$15,465	$19,963	$15,853
10/21	$16,067	$21,093	$16,628
11/21	$15,919	$20,631	$16,203
12/21	$16,987	$21,513	$17,345
1/22	$16,575	$20,375	$16,835
2/22	$16,524	$19,859	$16,734
3/22	$17,251	$20,404	$17,888
4/22	$17,417	$18,709	$17,493
5/22	$17,490	$18,724	$17,789
6/22	$16,896	$17,102	$16,882
7/22	$17,515	$18,460	$17,873
8/22	$17,079	$17,688	$17,476
9/22	$15,250	$16,044	$15,624
10/22	$16,180	$17,196	$16,176
11/22	$17,506	$18,391	$17,232
12/22	$16,723	$17,610	$16,629
1/23	$17,500	$18,856	$17,112
2/23	$17,170	$18,403	$16,435
3/23	$17,466	$18,972	$16,728
4/23	$17,881	$19,304	$17,065
5/23	$17,597	$19,111	$16,235
6/23	$17,800	$20,267	$16,697
7/23	$18,087	$20,948	$16,869
8/23	$17,323	$20,448	$16,246
9/23	$16,764	$19,566	$15,497
10/23	$16,871	$18,998	$15,564
11/23	$17,993	$20,779	$16,903
12/23	$18,495	$21,799	$17,347
1/24	$18,507	$22,061	$16,952
2/24	$18,640	$22,996	$17,069
3/24	$19,101	$23,735	$17,589
4/24	$18,516	$22,853	$17,041
5/24	$18,869	$23,874	$17,774
6/24	$18,314	$24,360	$17,501
7/24	$19,658	$24,789	$18,666
8/24	$19,963	$25,444	$19,242
9/24	$20,111	$25,910	$19,687
10/24	$19,655	$25,396	$19,438
11/24	$20,198	$26,562	$20,210
12/24	$19,684	$25,869	$19,076
1/25	$20,124	$26,782	$19,400
2/25	$20,615	$26,589	$19,958
3/25	$20,958	$25,406	$20,372
4/25	$21,878	$25,631	$20,622
5/25	$22,534	$27,149	$20,869
6/25	$22,796	$28,320	$21,004
7/25	$22,936	$28,685	$21,135
8/25	$22,963	$29,433	$21,208
9/25	$23,193	$30,379	$21,507
10/25	$23,803	$30,988	$21,335
11/25	$24,493	$31,075	$21,992
12/25	$24,316	$31,326	$21,634
1/26	$25,226	$32,027	$22,269
2/26	$27,701	$32,262	$24,280
3/26	$26,004	$30,207	$23,495
4/26	$26,946	$33,104	$24,310
5/26	$26,515	$34,611	$23,782
6/26	$26,263	$34,363	$23,874

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	15.21%	11.26%	10.14%
MSCI World Index	21.34%	11.47%	13.14%
MSCI World Core Infrastructure (USD) Index	13.67%	8.49%	9.09%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 12,447,904,018
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 54,086,781
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$12,447,904,018
# of Portfolio Holdings	28
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$54,086,781

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Utilities	50.2%
Industrials	22.9%
Real Estate	8.9%
Communication Services	8.0%
Other (includes short-term investments)	10.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
National Grid PLC	8.1%
Vinci SA	8.0%
Snam SpA	6.9%
Terna - Rete Elettrica Nazionale	4.8%
Consolidated Edison, Inc.	4.7%
Exelon Corp.	4.7%
Ferrovial NV	4.5%
American Tower Corp. REIT	4.5%
Crown Castle, Inc. REIT	4.4%
Severn Trent PLC	4.4%

C000028375
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$43	0.83%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,234	$10,507
8/16	$10,142	$10,514
9/16	$10,293	$10,643
10/16	$9,829	$10,426
11/16	$9,642	$10,218
12/16	$9,812	$10,567
1/17	$9,957	$10,874
2/17	$10,066	$11,030
3/17	$10,351	$11,333
4/17	$10,660	$11,622
5/17	$11,072	$12,048
6/17	$11,005	$12,027
7/17	$11,363	$12,374
8/17	$11,319	$12,369
9/17	$11,531	$12,677
10/17	$11,714	$12,869
11/17	$11,902	$13,004
12/17	$12,050	$13,213
1/18	$12,664	$13,876
2/18	$11,995	$13,249
3/18	$12,025	$13,011
4/18	$12,050	$13,308
5/18	$11,884	$13,009
6/18	$11,724	$12,850
7/18	$11,909	$13,166
8/18	$11,687	$12,912
9/18	$11,810	$13,024
10/18	$10,947	$11,987
11/18	$10,934	$11,972
12/18	$10,410	$11,391
1/19	$10,981	$12,139
2/19	$11,353	$12,449
3/19	$11,446	$12,527
4/19	$11,771	$12,880
5/19	$11,386	$12,261
6/19	$12,030	$12,988
7/19	$11,791	$12,824
8/19	$11,545	$12,491
9/19	$11,845	$12,849
10/19	$12,092	$13,311
11/19	$12,179	$13,461
12/19	$12,617	$13,898
1/20	$12,386	$13,608
2/20	$11,484	$12,378
3/20	$9,708	$10,726
4/20	$10,271	$11,419
5/20	$10,813	$11,916
6/20	$11,091	$12,322
7/20	$11,552	$12,609
8/20	$12,162	$13,257
9/20	$11,896	$12,913
10/20	$11,372	$12,397
11/20	$13,060	$14,319
12/20	$13,721	$14,985
1/21	$13,413	$14,825
2/21	$13,605	$15,158
3/21	$13,954	$15,506
4/21	$14,400	$15,973
5/21	$14,742	$16,494
6/21	$14,468	$16,308
7/21	$14,557	$16,431
8/21	$14,924	$16,721
9/21	$14,489	$16,235
10/21	$14,855	$16,635
11/21	$14,027	$15,860
12/21	$14,544	$16,672
1/22	$13,994	$15,867
2/22	$13,743	$15,586
3/22	$13,541	$15,686
4/22	$12,716	$14,672
5/22	$13,080	$14,782
6/22	$12,020	$13,410
7/22	$12,489	$14,078
8/22	$11,763	$13,410
9/22	$10,706	$12,155
10/22	$11,222	$12,809
11/22	$12,558	$14,252
12/22	$12,388	$14,263
1/23	$13,497	$15,418
2/23	$13,084	$15,096
3/23	$13,471	$15,470
4/23	$13,660	$15,907
5/23	$13,161	$15,234
6/23	$14,021	$15,927
7/23	$14,279	$16,443
8/23	$13,783	$15,813
9/23	$13,241	$15,273
10/23	$12,828	$14,653
11/23	$13,964	$16,014
12/23	$14,423	$16,864
1/24	$14,307	$16,961
2/24	$14,816	$17,272
3/24	$15,325	$17,840
4/24	$14,789	$17,383
5/24	$15,539	$18,056
6/24	$15,200	$17,765
7/24	$15,869	$18,286
8/24	$16,537	$18,881
9/24	$16,709	$19,055
10/24	$15,679	$18,019
11/24	$15,670	$17,916
12/24	$15,274	$17,509
1/25	$16,178	$18,429
2/25	$16,674	$18,787
3/25	$16,615	$18,711
4/25	$17,334	$19,568
5/25	$18,238	$20,463
6/25	$18,792	$20,914
7/25	$18,461	$20,620
8/25	$19,137	$21,500
9/25	$19,872	$21,911
10/25	$19,892	$22,169
11/25	$20,029	$22,306
12/25	$20,486	$22,976
1/26	$21,720	$24,175
2/26	$22,714	$25,293
3/26	$20,551	$22,690
4/26	$21,720	$24,381
5/26	$22,441	$25,129
6/26	$22,419	$25,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	19.30%	9.15%	8.41%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,270,524,883
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 4,585,525
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

C000028374
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$57	1.09%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,232	$10,507
8/16	$10,139	$10,514
9/16	$10,288	$10,643
10/16	$9,822	$10,426
11/16	$9,637	$10,218
12/16	$9,799	$10,567
1/17	$9,942	$10,874
2/17	$10,050	$11,030
3/17	$10,331	$11,333
4/17	$10,642	$11,622
5/17	$11,043	$12,048
6/17	$10,977	$12,027
7/17	$11,330	$12,374
8/17	$11,287	$12,369
9/17	$11,491	$12,677
10/17	$11,671	$12,869
11/17	$11,857	$13,004
12/17	$12,003	$13,213
1/18	$12,615	$13,876
2/18	$11,943	$13,249
3/18	$11,973	$13,011
4/18	$11,991	$13,308
5/18	$11,822	$13,009
6/18	$11,664	$12,850
7/18	$11,846	$13,166
8/18	$11,622	$12,912
9/18	$11,743	$13,024
10/18	$10,880	$11,987
11/18	$10,868	$11,972
12/18	$10,343	$11,391
1/19	$10,910	$12,139
2/19	$11,275	$12,449
3/19	$11,367	$12,527
4/19	$11,693	$12,880
5/19	$11,301	$12,261
6/19	$11,934	$12,988
7/19	$11,699	$12,824
8/19	$11,451	$12,491
9/19	$11,745	$12,849
10/19	$11,988	$13,311
11/19	$12,073	$13,461
12/19	$12,504	$13,898
1/20	$12,272	$13,608
2/20	$11,376	$12,378
3/20	$9,611	$10,726
4/20	$10,168	$11,419
5/20	$10,706	$11,916
6/20	$10,978	$12,322
7/20	$11,436	$12,609
8/20	$12,033	$13,257
9/20	$11,766	$12,913
10/20	$11,246	$12,397
11/20	$12,912	$14,319
12/20	$13,559	$14,985
1/21	$13,251	$14,825
2/21	$13,438	$15,158
3/21	$13,780	$15,506
4/21	$14,221	$15,973
5/21	$14,556	$16,494
6/21	$14,281	$16,308
7/21	$14,368	$16,431
8/21	$14,719	$16,721
9/21	$14,288	$16,235
10/21	$14,652	$16,635
11/21	$13,830	$15,860
12/21	$14,340	$16,672
1/22	$13,790	$15,867
2/22	$13,546	$15,586
3/22	$13,342	$15,686
4/22	$12,524	$14,672
5/22	$12,886	$14,782
6/22	$11,840	$13,410
7/22	$12,296	$14,078
8/22	$11,574	$13,410
9/22	$10,531	$12,155
10/22	$11,040	$12,809
11/22	$12,346	$14,252
12/22	$12,182	$14,263
1/23	$13,264	$15,418
2/23	$12,865	$15,096
3/23	$13,239	$15,470
4/23	$13,423	$15,907
5/23	$12,931	$15,234
6/23	$13,772	$15,927
7/23	$14,022	$16,443
8/23	$13,533	$15,813
9/23	$13,000	$15,273
10/23	$12,592	$14,653
11/23	$13,700	$16,014
12/23	$14,144	$16,864
1/24	$14,023	$16,961
2/24	$14,532	$17,272
3/24	$15,023	$17,840
4/24	$14,489	$17,383
5/24	$15,221	$18,056
6/24	$14,894	$17,765
7/24	$15,540	$18,286
8/24	$16,194	$18,881
9/24	$16,351	$19,055
10/24	$15,348	$18,019
11/24	$15,331	$17,916
12/24	$14,945	$17,509
1/25	$15,824	$18,429
2/25	$16,310	$18,787
3/25	$16,245	$18,711
4/25	$16,946	$19,568
5/25	$17,824	$20,463
6/25	$18,357	$20,914
7/25	$18,039	$20,620
8/25	$18,689	$21,500
9/25	$19,405	$21,911
10/25	$19,415	$22,169
11/25	$19,547	$22,306
12/25	$19,993	$22,976
1/26	$21,196	$24,175
2/26	$22,159	$25,293
3/26	$20,035	$22,690
4/26	$21,176	$24,381
5/26	$21,866	$25,129
6/26	$21,856	$25,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	19.06%	8.88%	8.13%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,270,524,883
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 4,585,525
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

C000134191
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$43	0.82%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI EAFE Index
6/16	$1,000,000	$1,000,000
7/16	$1,023,395	$1,050,681
8/16	$1,014,634	$1,051,427
9/16	$1,029,724	$1,064,343
10/16	$983,248	$1,042,572
11/16	$964,536	$1,021,808
12/16	$981,266	$1,056,747
1/17	$995,821	$1,087,402
2/17	$1,006,737	$1,102,950
3/17	$1,035,241	$1,133,313
4/17	$1,066,778	$1,162,151
5/17	$1,107,411	$1,204,806
6/17	$1,100,740	$1,202,675
7/17	$1,136,522	$1,237,367
8/17	$1,132,131	$1,236,901
9/17	$1,153,435	$1,267,676
10/17	$1,171,695	$1,286,926
11/17	$1,190,564	$1,300,424
12/17	$1,205,476	$1,321,297
1/18	$1,267,011	$1,387,572
2/18	$1,199,938	$1,324,943
3/18	$1,203,015	$1,301,062
4/18	$1,204,861	$1,330,769
5/18	$1,188,862	$1,300,856
6/18	$1,172,862	$1,284,964
7/18	$1,190,708	$1,316,593
8/18	$1,168,510	$1,291,167
9/18	$1,180,869	$1,302,374
10/18	$1,094,976	$1,198,716
11/18	$1,093,741	$1,197,205
12/18	$1,041,315	$1,139,088
1/19	$1,098,501	$1,213,949
2/19	$1,135,739	$1,244,894
3/19	$1,145,048	$1,252,744
4/19	$1,177,631	$1,287,959
5/19	$1,139,063	$1,226,103
6/19	$1,202,899	$1,298,842
7/19	$1,179,626	$1,282,351
8/19	$1,154,989	$1,249,130
9/19	$1,184,364	$1,284,925
10/19	$1,209,067	$1,331,092
11/19	$1,218,413	$1,346,098
12/19	$1,261,743	$1,389,846
1/20	$1,238,654	$1,360,812
2/20	$1,149,015	$1,237,795
3/20	$971,094	$1,072,586
4/20	$1,027,458	$1,141,875
5/20	$1,081,106	$1,191,604
6/20	$1,109,628	$1,232,178
7/20	$1,155,806	$1,260,900
8/20	$1,216,168	$1,325,724
9/20	$1,190,263	$1,291,278
10/20	$1,137,771	$1,239,717
11/20	$1,306,153	$1,431,890
12/20	$1,372,591	$1,498,467
1/21	$1,341,692	$1,482,502
2/21	$1,360,918	$1,515,755
3/21	$1,395,937	$1,550,606
4/21	$1,440,568	$1,597,264
5/21	$1,474,900	$1,649,352
6/21	$1,447,435	$1,630,791
7/21	$1,456,361	$1,643,070
8/21	$1,493,039	$1,672,053
9/21	$1,449,492	$1,623,528
10/21	$1,486,127	$1,663,459
11/21	$1,403,180	$1,586,036
12/21	$1,455,316	$1,667,247
1/22	$1,400,184	$1,586,679
2/22	$1,375,050	$1,558,624
3/22	$1,355,592	$1,568,642
4/22	$1,272,084	$1,467,159
5/22	$1,309,379	$1,478,158
6/22	$1,203,169	$1,341,003
7/22	$1,250,193	$1,407,825
8/22	$1,177,390	$1,340,961
9/22	$1,071,434	$1,215,518
10/22	$1,123,141	$1,280,882
11/22	$1,256,222	$1,425,156
12/22	$1,239,636	$1,426,301
1/23	$1,350,842	$1,541,799
2/23	$1,309,463	$1,509,627
3/23	$1,348,255	$1,547,041
4/23	$1,367,221	$1,590,719
5/23	$1,317,221	$1,523,403
6/23	$1,403,427	$1,592,732
7/23	$1,429,289	$1,644,267
8/23	$1,379,560	$1,581,271
9/23	$1,325,206	$1,527,259
10/23	$1,284,656	$1,465,341
11/23	$1,397,678	$1,601,351
12/23	$1,444,216	$1,686,429
1/24	$1,431,681	$1,696,134
2/24	$1,483,612	$1,727,181
3/24	$1,533,753	$1,783,987
4/24	$1,480,031	$1,738,301
5/24	$1,556,137	$1,805,635
6/24	$1,522,113	$1,776,485
7/24	$1,588,369	$1,828,601
8/24	$1,656,338	$1,888,060
9/24	$1,672,657	$1,905,495
10/24	$1,570,212	$1,801,872
11/24	$1,569,306	$1,791,649
12/24	$1,530,308	$1,750,904
1/25	$1,620,040	$1,842,917
2/25	$1,669,782	$1,878,657
3/25	$1,663,930	$1,871,078
4/25	$1,736,105	$1,956,783
5/25	$1,826,812	$2,046,311
6/25	$1,882,406	$2,091,399
7/25	$1,849,244	$2,062,043
8/25	$1,916,122	$2,149,952
9/25	$1,990,840	$2,191,099
10/25	$1,991,823	$2,216,875
11/25	$2,005,587	$2,230,639
12/25	$2,052,070	$2,297,557
1/26	$2,176,072	$2,417,453
2/26	$2,274,835	$2,529,301
3/26	$2,058,654	$2,269,037
4/26	$2,174,975	$2,438,088
5/26	$2,247,401	$2,512,863
6/26	$2,246,303	$2,514,547

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	19.33%	9.19%	8.43%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,270,524,883
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 4,585,525
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

C000028377
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI ACWI ex USA Index
6/16	$10,000	$10,000
7/16	$10,279	$10,495
8/16	$10,143	$10,561
9/16	$10,290	$10,691
10/16	$9,895	$10,537
11/16	$9,601	$10,294
12/16	$9,759	$10,557
1/17	$10,075	$10,931
2/17	$10,211	$11,105
3/17	$10,493	$11,387
4/17	$10,854	$11,631
5/17	$11,271	$12,008
6/17	$11,226	$12,045
7/17	$11,677	$12,489
8/17	$11,704	$12,555
9/17	$11,920	$12,788
10/17	$12,102	$13,028
11/17	$12,295	$13,134
12/17	$12,522	$13,428
1/18	$13,170	$14,175
2/18	$12,545	$13,507
3/18	$12,511	$13,269
4/18	$12,442	$13,481
5/18	$12,227	$13,169
6/18	$12,045	$12,922
7/18	$12,261	$13,231
8/18	$12,040	$12,954
9/18	$12,143	$13,013
10/18	$11,124	$11,955
11/18	$11,204	$12,068
12/18	$10,657	$11,522
1/19	$11,357	$12,392
2/19	$11,579	$12,634
3/19	$11,707	$12,709
4/19	$12,104	$13,045
5/19	$11,591	$12,345
6/19	$12,267	$13,088
7/19	$12,011	$12,930
8/19	$11,719	$12,531
9/19	$11,987	$12,853
10/19	$12,256	$13,302
11/19	$12,326	$13,419
12/19	$12,822	$14,000
1/20	$12,536	$13,624
2/20	$11,582	$12,547
3/20	$9,757	$10,730
4/20	$10,401	$11,543
5/20	$10,890	$11,921
6/20	$11,271	$12,460
7/20	$11,772	$13,015
8/20	$12,309	$13,573
9/20	$12,082	$13,239
10/20	$11,713	$12,954
11/20	$13,216	$14,697
12/20	$13,891	$15,491
1/21	$13,589	$15,525
2/21	$13,698	$15,832
3/21	$14,011	$16,032
4/21	$14,324	$16,504
5/21	$14,782	$17,021
6/21	$14,553	$16,910
7/21	$14,409	$16,632
8/21	$14,625	$16,948
9/21	$14,083	$16,405
10/21	$14,517	$16,797
11/21	$13,818	$16,040
12/21	$14,341	$16,703
1/22	$13,980	$16,088
2/22	$13,569	$15,769
3/22	$13,519	$15,795
4/22	$12,721	$14,803
5/22	$13,020	$14,909
6/22	$11,899	$13,626
7/22	$12,360	$14,093
8/22	$11,795	$13,640
9/22	$10,732	$12,277
10/22	$11,245	$12,643
11/22	$12,383	$14,136
12/22	$12,111	$14,030
1/23	$13,118	$15,168
2/23	$12,646	$14,636
3/23	$13,016	$14,994
4/23	$13,130	$15,254
5/23	$12,659	$14,699
6/23	$13,347	$15,359
7/23	$13,589	$15,983
8/23	$13,016	$15,262
9/23	$12,443	$14,780
10/23	$12,111	$14,170
11/23	$13,067	$15,445
12/23	$13,572	$16,221
1/24	$13,507	$16,060
2/24	$14,037	$16,467
3/24	$14,477	$16,981
4/24	$13,947	$16,677
5/24	$14,464	$17,161
6/24	$14,231	$17,144
7/24	$14,606	$17,541
8/24	$15,151	$18,041
9/24	$15,267	$18,527
10/24	$14,310	$17,618
11/24	$14,232	$17,458
12/24	$13,859	$17,119
1/25	$14,556	$17,809
2/25	$14,701	$18,056
3/25	$14,477	$18,015
4/25	$14,872	$18,665
5/25	$15,661	$19,520
6/25	$16,108	$20,183
7/25	$15,713	$20,125
8/25	$16,198	$20,823
9/25	$16,987	$21,573
10/25	$16,961	$22,009
11/25	$16,869	$22,004
12/25	$17,281	$22,663
1/26	$18,373	$24,019
2/26	$19,061	$25,225
3/26	$17,416	$22,503
4/26	$18,859	$24,675
5/26	$19,411	$25,917
6/26	$19,627	$25,765

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	21.85%	6.16%	6.98%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 57,594,636
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 146,505
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$57,594,636
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$146,505

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Information Technology	22.4%
Industrials	19.4%
Consumer Discretionary	9.7%
Health Care	5.8%
Materials	5.0%
Communication Services	3.6%
Consumer Staples	3.3%
Utilities	2.8%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	3.9%
Banco Santander SA	2.3%
Keyence Corp.	2.0%
Anglo American PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
Piraeus Bank SA	2.0%
Compass Group PLC	1.8%
ABB Ltd.	1.8%

C000028376
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$61	1.15%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI ACWI ex USA Index
6/16	$10,000	$10,000
7/16	$10,279	$10,495
8/16	$10,136	$10,561
9/16	$10,283	$10,691
10/16	$9,889	$10,537
11/16	$9,585	$10,294
12/16	$9,743	$10,557
1/17	$10,058	$10,931
2/17	$10,193	$11,105
3/17	$10,474	$11,387
4/17	$10,834	$11,631
5/17	$11,239	$12,008
6/17	$11,183	$12,045
7/17	$11,633	$12,489
8/17	$11,658	$12,555
9/17	$11,872	$12,788
10/17	$12,053	$13,028
11/17	$12,245	$13,134
12/17	$12,460	$13,428
1/18	$13,115	$14,175
2/18	$12,482	$13,507
3/18	$12,437	$13,269
4/18	$12,369	$13,481
5/18	$12,155	$13,169
6/18	$11,974	$12,922
7/18	$12,177	$13,231
8/18	$11,963	$12,954
9/18	$12,065	$13,013
10/18	$11,045	$11,955
11/18	$11,113	$12,068
12/18	$10,571	$11,522
1/19	$11,274	$12,392
2/19	$11,493	$12,634
3/19	$11,608	$12,709
4/19	$12,000	$13,045
5/19	$11,481	$12,345
6/19	$12,150	$13,088
7/19	$11,896	$12,930
8/19	$11,608	$12,531
9/19	$11,862	$12,853
10/19	$12,127	$13,302
11/19	$12,196	$13,419
12/19	$12,681	$14,000
1/20	$12,400	$13,624
2/20	$11,448	$12,547
3/20	$9,640	$10,730
4/20	$10,286	$11,543
5/20	$10,756	$11,921
6/20	$11,131	$12,460
7/20	$11,625	$13,015
8/20	$12,153	$13,573
9/20	$11,942	$13,239
10/20	$11,554	$12,954
11/20	$13,045	$14,697
12/20	$13,699	$15,491
1/21	$13,403	$15,525
2/21	$13,522	$15,832
3/21	$13,817	$16,032
4/21	$14,125	$16,504
5/21	$14,574	$17,021
6/21	$14,338	$16,910
7/21	$14,196	$16,632
8/21	$14,397	$16,948
9/21	$13,865	$16,405
10/21	$14,290	$16,797
11/21	$13,592	$16,040
12/21	$14,114	$16,703
1/22	$13,748	$16,088
2/22	$13,346	$15,769
3/22	$13,297	$15,795
4/22	$12,504	$14,803
5/22	$12,797	$14,909
6/22	$11,699	$13,626
7/22	$12,150	$14,093
8/22	$11,597	$13,640
9/22	$10,544	$12,277
10/22	$11,034	$12,643
11/22	$12,160	$14,136
12/22	$11,889	$14,030
1/23	$12,872	$15,168
2/23	$12,411	$14,636
3/23	$12,772	$14,994
4/23	$12,884	$15,254
5/23	$12,424	$14,699
6/23	$13,083	$15,359
7/23	$13,319	$15,983
8/23	$12,760	$15,262
9/23	$12,188	$14,780
10/23	$11,877	$14,170
11/23	$12,797	$15,445
12/23	$13,295	$16,221
1/24	$13,232	$16,060
2/24	$13,736	$16,467
3/24	$14,164	$16,981
4/24	$13,648	$16,677
5/24	$14,139	$17,161
6/24	$13,912	$17,144
7/24	$14,277	$17,541
8/24	$14,808	$18,041
9/24	$14,921	$18,527
10/24	$13,988	$17,618
11/24	$13,900	$17,458
12/24	$13,541	$17,119
1/25	$14,205	$17,809
2/25	$14,359	$18,056
3/25	$14,142	$18,015
4/25	$14,512	$18,665
5/25	$15,291	$19,520
6/25	$15,726	$20,183
7/25	$15,330	$20,125
8/25	$15,800	$20,823
9/25	$16,554	$21,573
10/25	$16,541	$22,009
11/25	$16,439	$22,004
12/25	$16,837	$22,663
1/26	$17,908	$24,019
2/26	$18,561	$25,225
3/26	$16,954	$22,503
4/26	$18,352	$24,675
5/26	$18,887	$25,917
6/26	$19,096	$25,765

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	21.43%	5.90%	6.68%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 57,594,636
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 146,505
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$57,594,636
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$146,505

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Information Technology	22.4%
Industrials	19.4%
Consumer Discretionary	9.7%
Health Care	5.8%
Materials	5.0%
Communication Services	3.6%
Consumer Staples	3.3%
Utilities	2.8%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	3.9%
Banco Santander SA	2.3%
Keyence Corp.	2.0%
Anglo American PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
Piraeus Bank SA	2.0%
Compass Group PLC	1.8%
ABB Ltd.	1.8%

C000207194
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Institutional Shares
Trading Symbol	ICMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$41	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,756	$10,761
2/19	$10,990	$10,966	$11,051
3/19	$11,300	$11,031	$11,231
4/19	$11,700	$11,322	$11,585
5/19	$11,320	$10,715	$10,991
6/19	$12,030	$11,360	$11,720
7/19	$11,910	$11,222	$11,696
8/19	$11,680	$10,876	$11,484
9/19	$11,850	$11,156	$11,621
10/19	$12,190	$11,545	$12,043
11/19	$12,610	$11,647	$12,227
12/19	$13,006	$12,151	$12,734
1/20	$12,740	$11,825	$12,612
2/20	$12,002	$10,890	$11,691
3/20	$10,628	$9,313	$10,411
4/20	$11,428	$10,019	$11,309
5/20	$12,145	$10,347	$11,801
6/20	$12,576	$10,814	$12,400
7/20	$13,498	$11,297	$13,240
8/20	$14,246	$11,780	$13,780
9/20	$14,205	$11,491	$13,660
10/20	$13,939	$11,244	$13,420
11/20	$15,302	$12,756	$14,784
12/20	$16,121	$13,445	$15,561
1/21	$16,255	$13,475	$15,655
2/21	$16,214	$13,741	$15,599
3/21	$16,524	$13,915	$15,549
4/21	$17,269	$14,325	$16,123
5/21	$17,775	$14,773	$16,512
6/21	$17,796	$14,677	$16,576
7/21	$18,179	$14,435	$16,324
8/21	$18,571	$14,710	$16,693
9/21	$17,682	$14,239	$15,975
10/21	$18,189	$14,579	$16,470
11/21	$17,289	$13,922	$15,875
12/21	$17,731	$14,497	$16,354
1/22	$16,486	$13,963	$15,035
2/22	$15,905	$13,687	$14,615
3/22	$16,106	$13,709	$14,592
4/22	$14,871	$12,848	$13,506
5/22	$14,882	$12,940	$13,390
6/22	$13,636	$11,827	$12,299
7/22	$14,650	$12,232	$12,976
8/22	$13,721	$11,838	$12,470
9/22	$12,475	$10,655	$11,147
10/22	$13,161	$10,974	$11,366
11/22	$14,787	$12,269	$12,779
12/22	$14,167	$12,177	$12,584
1/23	$15,223	$13,165	$13,648
2/23	$14,754	$12,703	$13,064
3/23	$15,341	$13,014	$13,665
4/23	$15,575	$13,240	$13,803
5/23	$15,191	$12,758	$13,421
6/23	$15,949	$13,331	$13,930
7/23	$16,194	$13,873	$14,364
8/23	$15,426	$13,246	$13,632
9/23	$14,743	$12,828	$12,913
10/23	$14,338	$12,298	$12,410
11/23	$15,757	$13,406	$13,694
12/23	$16,693	$14,079	$14,349
1/24	$16,575	$13,939	$14,239
2/24	$17,197	$14,292	$14,784
3/24	$17,584	$14,739	$15,197
4/24	$16,532	$14,474	$14,777
5/24	$17,122	$14,894	$15,166
6/24	$17,380	$14,880	$15,307
7/24	$17,594	$15,225	$15,469
8/24	$18,475	$15,658	$15,961
9/24	$18,979	$16,080	$16,366
10/24	$18,035	$15,291	$15,534
11/24	$18,056	$15,153	$15,406
12/24	$17,629	$14,858	$15,077
1/25	$18,755	$15,457	$15,718
2/25	$18,523	$15,671	$15,730
3/25	$17,960	$15,636	$15,372
4/25	$18,667	$16,200	$15,999
5/25	$19,407	$16,943	$16,806
6/25	$19,639	$17,517	$17,473
7/25	$19,252	$17,467	$17,261
8/25	$19,551	$18,073	$17,747
9/25	$20,026	$18,724	$18,470
10/25	$19,948	$19,103	$18,916
11/25	$19,672	$19,098	$18,576
12/25	$19,689	$19,670	$18,944
1/26	$19,954	$20,847	$19,990
2/26	$19,447	$21,894	$20,783
3/26	$17,868	$19,532	$18,258
4/26	$18,859	$21,416	$20,296
5/26	$19,240	$22,495	$21,428
6/26	$18,975	$22,362	$21,369

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	(3.38%)	1.29%	8.92%
MSCI ACWI ex USA Index	27.66%	8.79%	11.33%
MSCI ACWI ex USA Growth Index	22.30%	5.21%	10.66%

Performance Inception Date	Dec. 31, 2018
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 525,707,360
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,957,819
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

C000207192
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Open Shares
Trading Symbol	OCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,756	$10,761
2/19	$10,980	$10,966	$11,051
3/19	$11,290	$11,031	$11,231
4/19	$11,690	$11,322	$11,585
5/19	$11,310	$10,715	$10,991
6/19	$12,000	$11,360	$11,720
7/19	$11,880	$11,222	$11,696
8/19	$11,650	$10,876	$11,484
9/19	$11,820	$11,156	$11,621
10/19	$12,150	$11,545	$12,043
11/19	$12,580	$11,647	$12,227
12/19	$12,966	$12,151	$12,734
1/20	$12,700	$11,825	$12,612
2/20	$11,962	$10,890	$11,691
3/20	$10,588	$9,313	$10,411
4/20	$11,377	$10,019	$11,309
5/20	$12,095	$10,347	$11,801
6/20	$12,515	$10,814	$12,400
7/20	$13,427	$11,297	$13,240
8/20	$14,176	$11,780	$13,780
9/20	$14,135	$11,491	$13,660
10/20	$13,858	$11,244	$13,420
11/20	$15,211	$12,756	$14,784
12/20	$16,030	$13,445	$15,561
1/21	$16,154	$13,475	$15,655
2/21	$16,113	$13,741	$15,599
3/21	$16,423	$13,915	$15,549
4/21	$17,157	$14,325	$16,123
5/21	$17,653	$14,773	$16,512
6/21	$17,674	$14,677	$16,576
7/21	$18,046	$14,435	$16,324
8/21	$18,428	$14,710	$16,693
9/21	$17,550	$14,239	$15,975
10/21	$18,056	$14,579	$16,470
11/21	$17,147	$13,922	$15,875
12/21	$17,584	$14,497	$16,354
1/22	$16,342	$13,963	$15,035
2/22	$15,763	$13,687	$14,615
3/22	$15,963	$13,709	$14,592
4/22	$14,731	$12,848	$13,506
5/22	$14,741	$12,940	$13,390
6/22	$13,509	$11,827	$12,299
7/22	$14,510	$12,232	$12,976
8/22	$13,583	$11,838	$12,470
9/22	$12,340	$10,655	$11,147
10/22	$13,025	$10,974	$11,366
11/22	$14,625	$12,269	$12,779
12/22	$14,014	$12,177	$12,584
1/23	$15,054	$13,165	$13,648
2/23	$14,587	$12,703	$13,064
3/23	$15,171	$13,014	$13,665
4/23	$15,394	$13,240	$13,803
5/23	$15,011	$12,758	$13,421
6/23	$15,755	$13,331	$13,930
7/23	$15,999	$13,873	$14,364
8/23	$15,245	$13,246	$13,632
9/23	$14,555	$12,828	$12,913
10/23	$14,152	$12,298	$12,410
11/23	$15,553	$13,406	$13,694
12/23	$16,475	$14,079	$14,349
1/24	$16,348	$13,939	$14,239
2/24	$16,966	$14,292	$14,784
3/24	$17,339	$14,739	$15,197
4/24	$16,294	$14,474	$14,777
5/24	$16,880	$14,894	$15,166
6/24	$17,126	$14,880	$15,307
7/24	$17,339	$15,225	$15,469
8/24	$18,202	$15,658	$15,961
9/24	$18,703	$16,080	$16,366
10/24	$17,765	$15,291	$15,534
11/24	$17,776	$15,153	$15,406
12/24	$17,361	$14,858	$15,077
1/25	$18,455	$15,457	$15,718
2/25	$18,225	$15,671	$15,730
3/25	$17,678	$15,636	$15,372
4/25	$18,367	$16,200	$15,999
5/25	$19,089	$16,943	$16,806
6/25	$19,308	$17,517	$17,473
7/25	$18,925	$17,467	$17,261
8/25	$19,210	$18,073	$17,747
9/25	$19,680	$18,724	$18,470
10/25	$19,593	$19,103	$18,916
11/25	$19,319	$19,098	$18,576
12/25	$19,329	$19,670	$18,944
1/26	$19,591	$20,847	$19,990
2/26	$19,078	$21,894	$20,783
3/26	$17,529	$19,532	$18,258
4/26	$18,498	$21,416	$20,296
5/26	$18,862	$22,495	$21,428
6/26	$18,600	$22,362	$21,369

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	(3.67%)	1.03%	8.63%
MSCI ACWI ex USA Index	27.66%	8.79%	11.33%
MSCI ACWI ex USA Growth Index	22.30%	5.21%	10.66%

Performance Inception Date	Dec. 31, 2018
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 525,707,360
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,957,819
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

C000207193
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	R6 Shares
Trading Symbol	RCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
2/23	$1,000,000	$1,000,000	$1,000,000
2/23	$988,563	$990,236	$988,096
3/23	$1,027,877	$1,014,443	$1,033,560
4/23	$1,043,603	$1,032,067	$1,044,020
5/23	$1,017,870	$994,543	$1,015,109
6/23	$1,068,620	$1,039,167	$1,053,658
7/23	$1,085,061	$1,081,416	$1,086,488
8/23	$1,034,310	$1,032,573	$1,031,081
9/23	$987,848	$999,960	$976,674
10/23	$960,686	$958,703	$938,661
11/23	$1,055,754	$1,045,000	$1,035,806
12/23	$1,119,034	$1,097,503	$1,085,329
1/24	$1,111,118	$1,086,602	$1,077,037
2/24	$1,152,856	$1,114,111	$1,118,210
3/24	$1,178,763	$1,148,938	$1,149,477
4/24	$1,108,239	$1,128,306	$1,117,682
5/24	$1,148,539	$1,161,060	$1,147,142
6/24	$1,165,090	$1,159,956	$1,157,796
7/24	$1,180,203	$1,186,814	$1,170,018
8/24	$1,239,213	$1,220,613	$1,207,232
9/24	$1,273,036	$1,253,482	$1,237,918
10/24	$1,209,708	$1,191,979	$1,174,978
11/24	$1,211,147	$1,181,189	$1,165,280
12/24	$1,182,346	$1,158,238	$1,140,351
1/25	$1,257,910	$1,204,908	$1,188,832
2/25	$1,242,353	$1,221,631	$1,189,743
3/25	$1,205,312	$1,218,860	$1,162,727
4/25	$1,252,724	$1,262,863	$1,210,110
5/25	$1,302,359	$1,320,718	$1,271,201
6/25	$1,317,916	$1,365,522	$1,321,615
7/25	$1,291,988	$1,361,616	$1,305,557
8/25	$1,311,990	$1,408,859	$1,342,366
9/25	$1,343,845	$1,459,621	$1,397,060
10/25	$1,338,659	$1,489,121	$1,430,741
11/25	$1,320,139	$1,488,741	$1,405,023
12/25	$1,321,824	$1,533,357	$1,432,869
1/26	$1,339,613	$1,625,077	$1,511,988
2/26	$1,304,808	$1,706,686	$1,571,942
3/26	$1,198,845	$1,522,537	$1,381,018
4/26	$1,265,362	$1,669,474	$1,535,123
5/26	$1,290,886	$1,753,517	$1,620,774
6/26	$1,273,870	$1,743,190	$1,616,311

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 2/22/23
R6 Shares	(3.34%)	7.49%
MSCI ACWI ex USA Index	27.66%	18.02%
MSCI ACWI ex USA Growth Index	22.30%	15.39%

Performance Inception Date	Feb. 22, 2023
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 525,707,360
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,957,819
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

C000028359
Shareholder Report [Line Items]
Fund Name	Lazard Global Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.03%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
6/16	$10,000	$10,000	$10,000	$10,000
7/16	$10,378	$10,440	$10,613	$10,522
8/16	$10,187	$10,449	$10,550	$10,519
9/16	$10,504	$10,518	$10,864	$10,674
10/16	$10,014	$10,290	$10,556	$10,444
11/16	$9,765	$10,476	$10,260	$10,224
12/16	$9,824	$10,726	$10,554	$10,565
1/17	$10,135	$10,984	$10,926	$10,881
2/17	$10,233	$11,279	$11,171	$11,049
3/17	$10,505	$11,394	$11,395	$11,342
4/17	$11,099	$11,571	$11,883	$11,658
5/17	$11,469	$11,792	$12,321	$12,086
6/17	$11,479	$11,856	$12,318	$12,067
7/17	$11,985	$12,138	$12,765	$12,428
8/17	$12,092	$12,151	$12,869	$12,439
9/17	$12,511	$12,452	$13,237	$12,755
10/17	$12,793	$12,680	$13,460	$12,952
11/17	$13,066	$12,955	$13,673	$13,098
12/17	$13,426	$13,133	$14,038	$13,329
1/18	$14,040	$13,795	$14,756	$13,999
2/18	$13,417	$13,226	$14,232	$13,388
3/18	$13,524	$12,978	$14,072	$13,160
4/18	$13,358	$13,123	$14,263	$13,442
5/18	$13,241	$13,241	$14,126	$13,166
6/18	$13,047	$13,230	$13,851	$12,990
7/18	$13,154	$13,608	$13,942	$13,275
8/18	$12,859	$13,794	$13,830	$13,041
9/18	$12,660	$13,833	$13,730	$13,123
10/18	$11,099	$12,769	$12,408	$12,046
11/18	$10,960	$12,906	$12,321	$12,021
12/18	$10,085	$11,897	$11,526	$11,409
1/19	$11,069	$12,861	$12,455	$12,183
2/19	$11,312	$13,260	$12,734	$12,488
3/19	$11,150	$13,400	$12,754	$12,559
4/19	$11,545	$13,868	$13,139	$12,915
5/19	$11,089	$13,054	$12,444	$12,286
6/19	$11,525	$13,901	$12,972	$12,985
7/19	$11,261	$13,971	$12,880	$12,831
8/19	$11,041	$13,662	$12,562	$12,500
9/19	$11,312	$13,951	$12,916	$12,858
10/19	$11,781	$14,310	$13,503	$13,337
11/19	$12,156	$14,717	$13,801	$13,508
12/19	$12,709	$15,166	$14,404	$13,969
1/20	$12,365	$15,033	$13,986	$13,660
2/20	$11,312	$13,749	$12,615	$12,411
3/20	$9,352	$11,804	$10,440	$10,685
4/20	$10,332	$13,126	$11,525	$11,433
5/20	$11,082	$13,793	$12,347	$11,976
6/20	$11,489	$14,157	$12,516	$12,349
7/20	$11,854	$14,820	$12,937	$12,655
8/20	$12,430	$15,794	$13,901	$13,347
9/20	$12,323	$15,272	$13,798	$13,035
10/20	$11,992	$14,857	$13,318	$12,525
11/20	$13,477	$16,802	$15,148	$14,434
12/20	$14,417	$17,577	$16,182	$15,151
1/21	$14,406	$17,469	$16,122	$15,006
2/21	$14,726	$17,970	$16,548	$15,352
3/21	$14,908	$18,540	$16,910	$15,702
4/21	$15,869	$19,385	$17,590	$16,198
5/21	$16,264	$19,649	$17,942	$16,696
6/21	$16,136	$19,909	$17,645	$16,494
7/21	$16,381	$20,203	$17,945	$16,643
8/21	$17,037	$20,704	$18,462	$16,965
9/21	$16,410	$19,871	$17,803	$16,455
10/21	$16,669	$20,945	$18,082	$16,837
11/21	$15,729	$20,417	$17,071	$16,028
12/21	$16,122	$21,275	$17,816	$16,830
1/22	$15,021	$20,091	$16,512	$15,952
2/22	$14,435	$19,648	$16,303	$15,682
3/22	$14,288	$20,144	$16,296	$15,766
4/22	$13,378	$18,483	$15,178	$14,737
5/22	$13,305	$18,491	$15,068	$14,815
6/22	$11,589	$16,859	$13,414	$13,402
7/22	$12,366	$18,221	$14,301	$14,102
8/22	$11,412	$17,480	$13,667	$13,439
9/22	$10,262	$15,835	$12,095	$12,139
10/22	$10,768	$16,988	$12,607	$12,771
11/22	$12,133	$18,153	$13,857	$14,184
12/22	$11,878	$17,399	$14,005	$14,216
1/23	$12,913	$18,675	$15,051	$15,354
2/23	$12,620	$18,234	$14,724	$15,032
3/23	$12,743	$18,676	$14,694	$15,347
4/23	$12,898	$18,965	$14,990	$15,762
5/23	$12,480	$18,738	$14,364	$15,097
6/23	$12,620	$19,876	$14,779	$15,749
7/23	$12,913	$20,577	$15,434	$16,284
8/23	$12,565	$20,054	$14,921	$15,672
9/23	$11,838	$19,168	$14,260	$15,114
10/23	$11,219	$18,546	$13,423	$14,464
11/23	$12,364	$20,284	$14,772	$15,821
12/23	$13,251	$21,379	$15,849	$16,705
1/24	$12,872	$21,544	$15,587	$16,749
2/24	$12,761	$22,437	$15,647	$17,023
3/24	$13,077	$23,174	$16,229	$17,593
4/24	$12,588	$22,278	$15,747	$17,132
5/24	$13,077	$23,275	$16,429	$17,806
6/24	$12,888	$23,651	$15,929	$17,484
7/24	$13,771	$24,189	$16,838	$18,063
8/24	$14,206	$24,774	$17,171	$18,618
9/24	$14,254	$25,229	$17,609	$18,832
10/24	$13,086	$24,709	$16,505	$17,786
11/24	$12,991	$25,891	$16,517	$17,701
12/24	$12,762	$25,124	$16,137	$17,298
1/25	$13,356	$26,009	$16,693	$18,163
2/25	$13,260	$25,753	$16,644	$18,460
3/25	$13,356	$24,625	$16,732	$18,409
4/25	$14,192	$24,839	$17,703	$19,284
5/25	$15,446	$26,306	$18,695	$20,194
6/25	$16,105	$27,453	$19,508	$20,700
7/25	$16,169	$27,804	$19,492	$20,449
8/25	$16,974	$28,603	$20,393	$21,332
9/25	$16,909	$29,485	$20,797	$21,730
10/25	$17,038	$30,019	$20,833	$21,923
11/25	$17,071	$30,148	$21,188	$22,078
12/25	$17,346	$30,395	$21,385	$22,717
1/26	$18,853	$31,183	$22,599	$23,921
2/26	$19,541	$31,517	$23,484	$25,033
3/26	$18,247	$29,464	$21,677	$22,435
4/26	$21,212	$32,274	$23,645	$24,153
5/26	$22,146	$33,717	$24,540	$24,925
6/26	$22,555	$33,560	$24,941	$24,805

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	40.05%	6.93%	8.47%
MSCI World Investable Market Index (IMI)	22.24%	11.01%	12.87%
MSCI EAFE/World Small Cap Linked Index	27.85%	7.17%	9.57%
MSCI EAFE Investable Market Index (IMI)	19.83%	8.50%	9.51%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 21,021,832
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$21,021,832
# of Portfolio Holdings	73
Portfolio Turnover Rate	85%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	26.2%
Information Technology	22.6%
Consumer Discretionary	19.0%
Financials	7.8%
Materials	5.6%
Energy	5.2%
Consumer Staples	4.0%
Health Care	3.8%
Other (includes short-term investments)	5.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.4%
Floor & Decor Holdings, Inc., Class A	3.2%
DigitalOcean Holdings, Inc.	3.1%
First Watch Restaurant Group, Inc.	2.8%
RH	2.7%
Advanced Energy Industries, Inc.	2.7%
Ebara Corp.	2.2%
Nichias Corp.	2.1%
Rambus, Inc.	2.0%
Cohu, Inc.	2.0%

C000028358
Shareholder Report [Line Items]
Fund Name	Lazard Global Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$73	1.28%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
6/16	$10,000	$10,000	$10,000	$10,000
7/16	$10,378	$10,440	$10,613	$10,522
8/16	$10,181	$10,449	$10,550	$10,519
9/16	$10,497	$10,518	$10,864	$10,674
10/16	$10,018	$10,290	$10,556	$10,444
11/16	$9,760	$10,476	$10,260	$10,224
12/16	$9,813	$10,726	$10,554	$10,565
1/17	$10,123	$10,984	$10,926	$10,881
2/17	$10,220	$11,279	$11,171	$11,049
3/17	$10,491	$11,394	$11,395	$11,342
4/17	$11,081	$11,571	$11,883	$11,658
5/17	$11,449	$11,792	$12,321	$12,086
6/17	$11,459	$11,856	$12,318	$12,067
7/17	$11,962	$12,138	$12,765	$12,428
8/17	$12,068	$12,151	$12,869	$12,439
9/17	$12,475	$12,452	$13,237	$12,755
10/17	$12,755	$12,680	$13,460	$12,952
11/17	$13,026	$12,955	$13,673	$13,098
12/17	$13,375	$13,133	$14,038	$13,329
1/18	$13,984	$13,795	$14,756	$13,999
2/18	$13,365	$13,226	$14,232	$13,388
3/18	$13,462	$12,978	$14,072	$13,160
4/18	$13,307	$13,123	$14,263	$13,442
5/18	$13,181	$13,241	$14,126	$13,166
6/18	$12,988	$13,230	$13,851	$12,990
7/18	$13,094	$13,608	$13,942	$13,275
8/18	$12,788	$13,794	$13,830	$13,041
9/18	$12,591	$13,833	$13,730	$13,123
10/18	$11,033	$12,769	$12,408	$12,046
11/18	$10,905	$12,906	$12,321	$12,021
12/18	$10,019	$11,897	$11,526	$11,409
1/19	$10,993	$12,861	$12,455	$12,183
2/19	$11,235	$13,260	$12,734	$12,488
3/19	$11,074	$13,400	$12,754	$12,559
4/19	$11,466	$13,868	$13,139	$12,915
5/19	$11,003	$13,054	$12,444	$12,286
6/19	$11,436	$13,901	$12,972	$12,985
7/19	$11,174	$13,971	$12,880	$12,831
8/19	$10,956	$13,662	$12,562	$12,500
9/19	$11,214	$13,951	$12,916	$12,858
10/19	$11,690	$14,310	$13,503	$13,337
11/19	$12,051	$14,717	$13,801	$13,508
12/19	$12,599	$15,166	$14,404	$13,969
1/20	$12,258	$15,033	$13,986	$13,660
2/20	$11,214	$13,749	$12,615	$12,411
3/20	$9,261	$11,804	$10,440	$10,685
4/20	$10,232	$13,126	$11,525	$11,433
5/20	$10,976	$13,793	$12,347	$11,976
6/20	$11,369	$14,157	$12,516	$12,349
7/20	$11,731	$14,820	$12,937	$12,655
8/20	$12,303	$15,794	$13,901	$13,347
9/20	$12,197	$15,272	$13,798	$13,035
10/20	$11,870	$14,857	$13,318	$12,525
11/20	$13,327	$16,802	$15,148	$14,434
12/20	$14,256	$17,577	$16,182	$15,151
1/21	$14,235	$17,469	$16,122	$15,006
2/21	$14,552	$17,970	$16,548	$15,352
3/21	$14,731	$18,540	$16,910	$15,702
4/21	$15,682	$19,385	$17,590	$16,198
5/21	$16,062	$19,649	$17,942	$16,696
6/21	$15,935	$19,909	$17,645	$16,494
7/21	$16,178	$20,203	$17,945	$16,643
8/21	$16,826	$20,704	$18,462	$16,965
9/21	$16,208	$19,871	$17,803	$16,455
10/21	$16,453	$20,945	$18,082	$16,837
11/21	$15,525	$20,417	$17,071	$16,028
12/21	$15,911	$21,275	$17,816	$16,830
1/22	$14,814	$20,091	$16,512	$15,952
2/22	$14,237	$19,648	$16,303	$15,682
3/22	$14,079	$20,144	$16,296	$15,766
4/22	$13,184	$18,483	$15,178	$14,737
5/22	$13,112	$18,491	$15,068	$14,815
6/22	$11,425	$16,859	$13,414	$13,402
7/22	$12,175	$18,221	$14,301	$14,102
8/22	$11,236	$17,480	$13,667	$13,439
9/22	$10,105	$15,835	$12,095	$12,139
10/22	$10,603	$16,988	$12,607	$12,771
11/22	$11,945	$18,153	$13,857	$14,184
12/22	$11,695	$17,399	$14,005	$14,216
1/23	$12,710	$18,675	$15,051	$15,354
2/23	$12,407	$18,234	$14,724	$15,032
3/23	$12,529	$18,676	$14,694	$15,347
4/23	$12,680	$18,965	$14,990	$15,762
5/23	$12,271	$18,738	$14,364	$15,097
6/23	$12,407	$19,876	$14,779	$15,749
7/23	$12,695	$20,577	$15,434	$16,284
8/23	$12,354	$20,054	$14,921	$15,672
9/23	$11,626	$19,168	$14,260	$15,114
10/23	$11,019	$18,546	$13,423	$14,464
11/23	$12,127	$20,284	$14,772	$15,821
12/23	$13,010	$21,379	$15,849	$16,705
1/24	$12,624	$21,544	$15,587	$16,749
2/24	$12,531	$22,437	$15,647	$17,023
3/24	$12,824	$23,174	$16,229	$17,593
4/24	$12,346	$22,278	$15,747	$17,132
5/24	$12,824	$23,275	$16,429	$17,806
6/24	$12,639	$23,651	$15,929	$17,484
7/24	$13,503	$24,189	$16,838	$18,063
8/24	$13,914	$24,774	$17,171	$18,618
9/24	$13,960	$25,229	$17,609	$18,832
10/24	$12,818	$24,709	$16,505	$17,786
11/24	$12,725	$25,891	$16,517	$17,701
12/24	$12,500	$25,124	$16,137	$17,298
1/25	$13,081	$26,009	$16,693	$18,163
2/25	$12,987	$25,753	$16,644	$18,460
3/25	$13,065	$24,625	$16,732	$18,409
4/25	$13,881	$24,839	$17,703	$19,284
5/25	$15,104	$26,306	$18,695	$20,194
6/25	$15,747	$27,453	$19,508	$20,700
7/25	$15,810	$27,804	$19,492	$20,449
8/25	$16,595	$28,603	$20,393	$21,332
9/25	$16,516	$29,485	$20,797	$21,730
10/25	$16,658	$30,019	$20,833	$21,923
11/25	$16,674	$30,148	$21,188	$22,078
12/25	$16,948	$30,395	$21,385	$22,717
1/26	$18,399	$31,183	$22,599	$23,921
2/26	$19,085	$31,517	$23,484	$25,033
3/26	$17,809	$29,464	$21,677	$22,435
4/26	$20,711	$32,274	$23,645	$24,153
5/26	$21,604	$33,717	$24,540	$24,925
6/26	$22,003	$33,560	$24,941	$24,805

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	39.73%	6.67%	8.21%
MSCI World Investable Market Index (IMI)	22.24%	11.01%	12.87%
MSCI EAFE/World Small Cap Linked Index	27.85%	7.17%	9.57%
MSCI EAFE Investable Market Index (IMI)	19.83%	8.50%	9.51%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 21,021,832
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$21,021,832
# of Portfolio Holdings	73
Portfolio Turnover Rate	85%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	26.2%
Information Technology	22.6%
Consumer Discretionary	19.0%
Financials	7.8%
Materials	5.6%
Energy	5.2%
Consumer Staples	4.0%
Health Care	3.8%
Other (includes short-term investments)	5.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.4%
Floor & Decor Holdings, Inc., Class A	3.2%
DigitalOcean Holdings, Inc.	3.1%
First Watch Restaurant Group, Inc.	2.8%
RH	2.7%
Advanced Energy Industries, Inc.	2.7%
Ebara Corp.	2.2%
Nichias Corp.	2.1%
Rambus, Inc.	2.0%
Cohu, Inc.	2.0%

C000028379
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$45	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,244	$10,507
8/16	$10,122	$10,514
9/16	$10,221	$10,643
10/16	$9,832	$10,426
11/16	$9,505	$10,218
12/16	$9,635	$10,567
1/17	$9,867	$10,874
2/17	$9,937	$11,030
3/17	$10,185	$11,333
4/17	$10,549	$11,622
5/17	$11,005	$12,048
6/17	$10,982	$12,027
7/17	$11,408	$12,374
8/17	$11,393	$12,369
9/17	$11,610	$12,677
10/17	$11,811	$12,869
11/17	$12,036	$13,004
12/17	$12,318	$13,213
1/18	$13,111	$13,876
2/18	$12,569	$13,249
3/18	$12,601	$13,011
4/18	$12,593	$13,308
5/18	$12,569	$13,009
6/18	$12,342	$12,850
7/18	$12,507	$13,166
8/18	$12,375	$12,912
9/18	$12,493	$13,024
10/18	$11,442	$11,987
11/18	$11,598	$11,972
12/18	$11,043	$11,391
1/19	$11,797	$12,139
2/19	$12,183	$12,449
3/19	$12,311	$12,527
4/19	$12,680	$12,880
5/19	$12,088	$12,261
6/19	$12,748	$12,988
7/19	$12,508	$12,824
8/19	$12,306	$12,491
9/19	$12,555	$12,849
10/19	$12,787	$13,311
11/19	$12,967	$13,461
12/19	$13,423	$13,898
1/20	$13,231	$13,608
2/20	$12,219	$12,378
3/20	$10,229	$10,726
4/20	$10,945	$11,419
5/20	$11,495	$11,916
6/20	$11,870	$12,322
7/20	$12,332	$12,609
8/20	$13,069	$13,257
9/20	$12,666	$12,913
10/20	$12,238	$12,397
11/20	$14,144	$14,319
12/20	$14,844	$14,985
1/21	$14,447	$14,825
2/21	$14,826	$15,158
3/21	$15,258	$15,506
4/21	$15,929	$15,973
5/21	$16,370	$16,494
6/21	$15,955	$16,308
7/21	$16,079	$16,431
8/21	$16,488	$16,721
9/21	$15,861	$16,235
10/21	$16,205	$16,635
11/21	$15,181	$15,860
12/21	$15,733	$16,672
1/22	$15,147	$15,867
2/22	$14,724	$15,586
3/22	$14,407	$15,686
4/22	$13,561	$14,672
5/22	$13,859	$14,782
6/22	$12,725	$13,410
7/22	$13,379	$14,078
8/22	$12,562	$13,410
9/22	$11,428	$12,155
10/22	$12,216	$12,809
11/22	$13,475	$14,252
12/22	$13,078	$14,263
1/23	$14,053	$15,418
2/23	$13,624	$15,096
3/23	$14,101	$15,470
4/23	$14,160	$15,907
5/23	$14,004	$15,234
6/23	$14,647	$15,927
7/23	$14,793	$16,443
8/23	$14,300	$15,813
9/23	$13,686	$15,273
10/23	$13,178	$14,653
11/23	$14,515	$16,014
12/23	$15,309	$16,864
1/24	$15,190	$16,961
2/24	$15,873	$17,272
3/24	$16,189	$17,840
4/24	$15,408	$17,383
5/24	$16,011	$18,056
6/24	$15,675	$17,765
7/24	$16,189	$18,286
8/24	$16,689	$18,881
9/24	$16,540	$19,055
10/24	$15,570	$18,019
11/24	$15,688	$17,916
12/24	$15,100	$17,509
1/25	$15,863	$18,429
2/25	$16,132	$18,787
3/25	$15,874	$18,711
4/25	$16,458	$19,568
5/25	$17,423	$20,463
6/25	$18,062	$20,914
7/25	$17,905	$20,620
8/25	$18,270	$21,500
9/25	$18,795	$21,911
10/25	$18,715	$22,169
11/25	$18,704	$22,306
12/25	$18,957	$22,976
1/26	$19,983	$24,175
2/26	$20,459	$25,293
3/26	$18,567	$22,690
4/26	$20,387	$24,381
5/26	$21,240	$25,129
6/26	$21,283	$25,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	17.83%	5.93%	7.85%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,510,179,331
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 5,619,566
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

C000028378
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Open Shares
Trading Symbol	LISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,242	$10,507
8/16	$10,114	$10,514
9/16	$10,212	$10,643
10/16	$9,818	$10,426
11/16	$9,493	$10,218
12/16	$9,627	$10,567
1/17	$9,850	$10,874
2/17	$9,919	$11,030
3/17	$10,164	$11,333
4/17	$10,525	$11,622
5/17	$10,978	$12,048
6/17	$10,955	$12,027
7/17	$11,377	$12,374
8/17	$11,361	$12,369
9/17	$11,568	$12,677
10/17	$11,775	$12,869
11/17	$11,990	$13,004
12/17	$12,269	$13,213
1/18	$13,060	$13,876
2/18	$12,517	$13,249
3/18	$12,541	$13,011
4/18	$12,533	$13,308
5/18	$12,510	$13,009
6/18	$12,277	$12,850
7/18	$12,440	$13,166
8/18	$12,310	$12,912
9/18	$12,419	$13,024
10/18	$11,372	$11,987
11/18	$11,520	$11,972
12/18	$10,974	$11,391
1/19	$11,717	$12,139
2/19	$12,105	$12,449
3/19	$12,223	$12,527
4/19	$12,586	$12,880
5/19	$11,995	$12,261
6/19	$12,653	$12,988
7/19	$12,408	$12,824
8/19	$12,209	$12,491
9/19	$12,454	$12,849
10/19	$12,674	$13,311
11/19	$12,851	$13,461
12/19	$13,302	$13,898
1/20	$13,105	$13,608
2/20	$12,102	$12,378
3/20	$10,131	$10,726
4/20	$10,842	$11,419
5/20	$11,382	$11,916
6/20	$11,751	$12,322
7/20	$12,205	$12,609
8/20	$12,928	$13,257
9/20	$12,524	$12,913
10/20	$12,104	$12,397
11/20	$13,984	$14,319
12/20	$14,677	$14,985
1/21	$14,280	$14,825
2/21	$14,651	$15,158
3/21	$15,066	$15,506
4/21	$15,731	$15,973
5/21	$16,163	$16,494
6/21	$15,748	$16,308
7/21	$15,869	$16,431
8/21	$16,270	$16,721
9/21	$15,647	$16,235
10/21	$15,985	$16,635
11/21	$14,973	$15,860
12/21	$15,510	$16,672
1/22	$14,937	$15,867
2/22	$14,506	$15,586
3/22	$14,196	$15,686
4/22	$13,361	$14,672
5/22	$13,652	$14,782
6/22	$12,535	$13,410
7/22	$13,174	$14,078
8/22	$12,367	$13,410
9/22	$11,250	$12,155
10/22	$12,019	$12,809
11/22	$13,249	$14,252
12/22	$12,867	$14,263
1/23	$13,816	$15,418
2/23	$13,398	$15,096
3/23	$13,854	$15,470
4/23	$13,910	$15,907
5/23	$13,759	$15,234
6/23	$14,385	$15,927
7/23	$14,527	$16,443
8/23	$14,047	$15,813
9/23	$13,439	$15,273
10/23	$12,936	$14,653
11/23	$14,237	$16,014
12/23	$15,010	$16,864
1/24	$14,904	$16,961
2/24	$15,567	$17,272
3/24	$15,864	$17,840
4/24	$15,096	$17,383
5/24	$15,692	$18,056
6/24	$15,355	$17,765
7/24	$15,855	$18,286
8/24	$16,340	$18,881
9/24	$16,186	$19,055
10/24	$15,244	$18,019
11/24	$15,350	$17,916
12/24	$14,768	$17,509
1/25	$15,516	$18,429
2/25	$15,777	$18,787
3/25	$15,527	$18,711
4/25	$16,092	$19,568
5/25	$17,025	$20,463
6/25	$17,643	$20,914
7/25	$17,491	$20,620
8/25	$17,845	$21,500
9/25	$18,352	$21,911
10/25	$18,264	$22,169
11/25	$18,253	$22,306
12/25	$18,505	$22,976
1/26	$19,505	$24,175
2/26	$19,950	$25,293
3/26	$18,116	$22,690
4/26	$19,881	$24,381
5/26	$20,700	$25,129
6/26	$20,742	$25,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	17.56%	5.66%	7.57%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,510,179,331
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 5,619,566
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

C000134193
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$45	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI EAFE Index
6/16	$1,000,000	$1,000,000
7/16	$1,024,372	$1,050,681
8/16	$1,012,186	$1,051,427
9/16	$1,022,087	$1,064,343
10/16	$983,244	$1,042,572
11/16	$950,495	$1,021,808
12/16	$963,491	$1,056,747
1/17	$986,708	$1,087,402
2/17	$993,673	$1,102,950
3/17	$1,018,437	$1,133,313
4/17	$1,054,810	$1,162,151
5/17	$1,100,470	$1,204,806
6/17	$1,098,148	$1,202,675
7/17	$1,140,712	$1,237,367
8/17	$1,139,164	$1,236,901
9/17	$1,160,833	$1,267,676
10/17	$1,181,728	$1,286,926
11/17	$1,203,397	$1,300,424
12/17	$1,231,523	$1,321,297
1/18	$1,310,698	$1,387,572
2/18	$1,256,609	$1,324,943
3/18	$1,259,744	$1,301,062
4/18	$1,258,960	$1,330,769
5/18	$1,256,609	$1,300,856
6/18	$1,233,875	$1,284,964
7/18	$1,250,337	$1,316,593
8/18	$1,238,015	$1,291,167
9/18	$1,248,992	$1,302,374
10/18	$1,144,713	$1,198,716
11/18	$1,159,610	$1,197,205
12/18	$1,104,112	$1,139,088
1/19	$1,179,431	$1,213,949
2/19	$1,217,947	$1,244,894
3/19	$1,231,641	$1,252,744
4/19	$1,267,589	$1,287,959
5/19	$1,208,532	$1,226,103
6/19	$1,275,292	$1,298,842
7/19	$1,250,471	$1,282,351
8/19	$1,230,263	$1,249,130
9/19	$1,255,126	$1,284,925
10/19	$1,278,273	$1,331,092
11/19	$1,296,277	$1,346,098
12/19	$1,341,894	$1,389,846
1/20	$1,322,712	$1,360,812
2/20	$1,221,568	$1,237,795
3/20	$1,022,769	$1,072,586
4/20	$1,094,267	$1,141,875
5/20	$1,149,198	$1,191,604
6/20	$1,187,563	$1,232,178
7/20	$1,232,903	$1,260,900
8/20	$1,307,325	$1,325,724
9/20	$1,266,280	$1,291,278
10/20	$1,223,489	$1,239,717
11/20	$1,414,741	$1,431,890
12/20	$1,484,678	$1,498,467
1/21	$1,445,028	$1,482,502
2/21	$1,482,035	$1,515,755
3/21	$1,525,210	$1,550,606
4/21	$1,593,055	$1,597,264
5/21	$1,637,111	$1,649,352
6/21	$1,595,699	$1,630,791
7/21	$1,608,034	$1,643,070
8/21	$1,648,931	$1,672,053
9/21	$1,585,408	$1,623,528
10/21	$1,619,816	$1,663,459
11/21	$1,518,357	$1,586,036
12/21	$1,572,655	$1,667,247
1/22	$1,515,048	$1,586,679
2/22	$1,471,843	$1,558,624
3/22	$1,440,160	$1,568,642
4/22	$1,355,670	$1,467,159
5/22	$1,385,434	$1,478,158
6/22	$1,272,141	$1,341,003
7/22	$1,338,389	$1,407,825
8/22	$1,255,819	$1,340,961
9/22	$1,142,527	$1,215,518
10/22	$1,221,256	$1,280,882
11/22	$1,347,029	$1,425,156
12/22	$1,307,406	$1,426,301
1/23	$1,405,729	$1,541,799
2/23	$1,362,895	$1,509,627
3/23	$1,409,623	$1,547,041
4/23	$1,415,464	$1,590,719
5/23	$1,399,888	$1,523,403
6/23	$1,464,139	$1,592,732
7/23	$1,479,715	$1,644,267
8/23	$1,430,446	$1,581,271
9/23	$1,369,058	$1,527,259
10/23	$1,317,414	$1,465,341
11/23	$1,450,909	$1,601,351
12/23	$1,530,218	$1,686,429
1/24	$1,519,352	$1,696,134
2/24	$1,587,515	$1,727,181
3/24	$1,618,139	$1,783,987
4/24	$1,541,085	$1,738,301
5/24	$1,601,345	$1,805,635
6/24	$1,566,770	$1,776,485
7/24	$1,619,127	$1,828,601
8/24	$1,668,059	$1,888,060
9/24	$1,654,208	$1,905,495
10/24	$1,557,251	$1,801,872
11/24	$1,569,123	$1,791,649
12/24	$1,510,378	$1,750,904
1/25	$1,586,569	$1,842,917
2/25	$1,612,339	$1,878,657
3/25	$1,587,689	$1,871,078
4/25	$1,645,953	$1,956,783
5/25	$1,742,312	$2,046,311
6/25	$1,806,179	$2,091,399
7/25	$1,790,492	$2,062,043
8/25	$1,828,101	$2,149,952
9/25	$1,880,495	$2,191,099
10/25	$1,871,383	$2,216,875
11/25	$1,870,244	$2,230,639
12/25	$1,895,538	$2,297,557
1/26	$1,997,961	$2,417,453
2/26	$2,045,565	$2,529,301
3/26	$1,856,589	$2,269,037
4/26	$2,038,353	$2,438,088
5/26	$2,123,464	$2,512,863
6/26	$2,127,792	$2,514,547

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	17.81%	5.92%	7.84%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,510,179,331
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 5,619,566
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

C000176375
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Institutional Shares
Trading Symbol	RALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI World Index	Real Assets Blend Index
12/16	$10,000	$10,000	$10,000
12/16	$10,000	$10,000	$10,000
1/17	$10,070	$10,241	$10,101
2/17	$10,280	$10,525	$10,312
3/17	$10,305	$10,638	$10,272
4/17	$10,396	$10,795	$10,318
5/17	$10,516	$11,023	$10,482
6/17	$10,451	$11,066	$10,484
7/17	$10,561	$11,331	$10,717
8/17	$10,621	$11,347	$10,832
9/17	$10,621	$11,601	$10,781
10/17	$10,752	$11,821	$10,905
11/17	$10,913	$12,077	$11,064
12/17	$10,990	$12,240	$11,202
1/18	$11,092	$12,886	$11,331
2/18	$10,693	$12,352	$10,794
3/18	$10,723	$12,083	$10,924
4/18	$10,888	$12,222	$11,140
5/18	$10,908	$12,299	$11,248
6/18	$10,888	$12,293	$11,216
7/18	$10,981	$12,677	$11,246
8/18	$10,952	$12,834	$11,158
9/18	$10,952	$12,905	$11,130
10/18	$10,558	$11,957	$10,780
11/18	$10,641	$12,093	$11,049
12/18	$10,160	$11,174	$10,453
1/19	$10,742	$12,043	$11,326
2/19	$10,937	$12,405	$11,454
3/19	$11,044	$12,568	$11,729
4/19	$11,152	$13,014	$11,694
5/19	$10,958	$12,263	$11,522
6/19	$11,271	$13,071	$11,840
7/19	$11,293	$13,136	$11,808
8/19	$11,305	$12,867	$11,807
9/19	$11,446	$13,141	$12,000
10/19	$11,576	$13,475	$12,208
11/19	$11,544	$13,851	$12,026
12/19	$11,793	$14,266	$12,457
1/20	$11,782	$14,179	$12,230
2/20	$11,230	$12,980	$11,399
3/20	$9,931	$11,262	$9,576
4/20	$10,363	$12,493	$10,006
5/20	$10,617	$13,096	$10,315
6/20	$10,723	$13,443	$10,434
7/20	$10,989	$14,086	$10,840
8/20	$11,260	$15,027	$11,229
9/20	$10,993	$14,508	$10,935
10/20	$10,881	$14,063	$10,790
11/20	$11,628	$15,862	$11,665
12/20	$11,865	$16,534	$12,008
1/21	$11,716	$16,370	$12,027
2/21	$12,049	$16,789	$12,396
3/21	$12,324	$17,348	$12,715
4/21	$13,083	$18,155	$13,464
5/21	$13,348	$18,417	$13,708
6/21	$13,463	$18,691	$13,784
7/21	$13,727	$19,026	$14,060
8/21	$13,785	$19,499	$14,202
9/21	$13,707	$18,690	$14,002
10/21	$14,285	$19,748	$14,606
11/21	$13,973	$19,316	$13,956
12/21	$14,428	$20,141	$14,749
1/22	$14,428	$19,076	$14,767
2/22	$14,505	$18,593	$14,936
3/22	$15,407	$19,103	$15,915
4/22	$15,368	$17,516	$15,644
5/22	$15,342	$17,530	$15,606
6/22	$13,876	$16,011	$14,279
7/22	$14,731	$17,282	$15,072
8/22	$14,333	$16,560	$14,630
9/22	$12,810	$15,021	$13,029
10/22	$13,215	$16,099	$13,360
11/22	$13,790	$17,219	$14,199
12/22	$13,209	$16,487	$13,826
1/23	$13,790	$17,654	$14,374
2/23	$13,236	$17,230	$13,680
3/23	$13,231	$17,762	$13,642
4/23	$13,342	$18,073	$13,788
5/23	$12,785	$17,893	$13,055
6/23	$13,180	$18,975	$13,537
7/23	$13,601	$19,612	$14,076
8/23	$13,278	$19,144	$13,661
9/23	$12,817	$18,318	$13,131
10/23	$12,634	$17,787	$12,925
11/23	$13,365	$19,454	$13,706
12/23	$13,795	$20,409	$14,166
1/24	$13,495	$20,654	$13,855
2/24	$13,524	$21,530	$13,806
3/24	$13,913	$22,222	$14,243
4/24	$13,597	$21,396	$13,943
5/24	$14,043	$22,352	$14,393
6/24	$14,012	$22,806	$14,248
7/24	$14,417	$23,208	$14,653
8/24	$14,939	$23,822	$15,146
9/24	$15,506	$24,258	$15,720
10/24	$15,054	$23,777	$15,217
11/24	$15,419	$24,868	$15,517
12/24	$14,609	$24,220	$14,889
1/25	$14,962	$25,074	$15,236
2/25	$15,345	$24,894	$15,534
3/25	$15,576	$23,786	$15,763
4/25	$15,516	$23,997	$15,734
5/25	$15,591	$25,418	$15,897
6/25	$15,902	$26,514	$16,160
7/25	$15,902	$26,856	$16,062
8/25	$16,233	$27,556	$16,437
9/25	$16,519	$28,442	$16,693
10/25	$16,442	$29,012	$16,698
11/25	$17,057	$29,094	$17,165
12/25	$17,063	$29,329	$17,020
1/26	$18,036	$29,985	$18,046
2/26	$19,232	$30,205	$19,046
3/26	$18,544	$28,281	$18,912
4/26	$19,613	$30,993	$20,000
5/26	$19,241	$32,404	$19,550
6/26	$18,761	$32,172	$18,983

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	17.98%	6.86%	6.85%
MSCI World Index	21.34%	11.47%	13.09%
Real Assets Blend Index	17.47%	6.61%	6.98%

Performance Inception Date	Dec. 30, 2016
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,383,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%

C000176376
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Open Shares
Trading Symbol	RALOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$55	1.05%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Open Shares	MSCI World Index	Real Assets Blend Index
1/17	$10,000	$10,000	$10,000
1/17	$10,030	$10,091	$10,074
2/17	$10,239	$10,370	$10,285
3/17	$10,259	$10,481	$10,244
4/17	$10,349	$10,636	$10,290
5/17	$10,469	$10,861	$10,453
6/17	$10,407	$10,903	$10,455
7/17	$10,507	$11,164	$10,688
8/17	$10,567	$11,180	$10,802
9/17	$10,567	$11,430	$10,752
10/17	$10,698	$11,646	$10,876
11/17	$10,848	$11,899	$11,035
12/17	$10,928	$12,060	$11,171
1/18	$11,030	$12,697	$11,300
2/18	$10,621	$12,171	$10,765
3/18	$10,656	$11,905	$10,895
4/18	$10,819	$12,042	$11,110
5/18	$10,840	$12,118	$11,217
6/18	$10,813	$12,112	$11,186
7/18	$10,905	$12,490	$11,215
8/18	$10,867	$12,645	$11,128
9/18	$10,860	$12,715	$11,100
10/18	$10,469	$11,781	$10,751
11/18	$10,551	$11,915	$11,019
12/18	$10,077	$11,009	$10,425
1/19	$10,655	$11,866	$11,295
2/19	$10,837	$12,223	$11,423
3/19	$10,948	$12,383	$11,698
4/19	$11,045	$12,822	$11,662
5/19	$10,852	$12,082	$11,491
6/19	$11,156	$12,879	$11,808
7/19	$11,177	$12,942	$11,776
8/19	$11,189	$12,678	$11,775
9/19	$11,322	$12,947	$11,967
10/19	$11,452	$13,277	$12,175
11/19	$11,419	$13,647	$11,993
12/19	$11,669	$14,055	$12,424
1/20	$11,658	$13,970	$12,197
2/20	$11,101	$12,789	$11,368
3/20	$9,829	$11,097	$9,550
4/20	$10,234	$12,309	$9,979
5/20	$10,486	$12,903	$10,287
6/20	$10,594	$13,245	$10,406
7/20	$10,858	$13,878	$10,810
8/20	$11,115	$14,806	$11,199
9/20	$10,855	$14,295	$10,905
10/20	$10,745	$13,856	$10,760
11/20	$11,472	$15,628	$11,634
12/20	$11,707	$16,291	$11,975
1/21	$11,549	$16,129	$11,995
2/21	$11,877	$16,542	$12,363
3/21	$12,153	$17,092	$12,681
4/21	$12,901	$17,888	$13,428
5/21	$13,150	$18,145	$13,671
6/21	$13,278	$18,416	$13,747
7/21	$13,516	$18,746	$14,022
8/21	$13,584	$19,212	$14,164
9/21	$13,499	$18,415	$13,964
10/21	$14,057	$19,458	$14,566
11/21	$13,761	$19,031	$13,918
12/21	$14,198	$19,845	$14,709
1/22	$14,198	$18,795	$14,727
2/22	$14,274	$18,319	$14,896
3/22	$15,165	$18,822	$15,872
4/22	$15,114	$17,258	$15,602
5/22	$15,076	$17,272	$15,564
6/22	$13,639	$15,775	$14,240
7/22	$14,466	$17,028	$15,031
8/22	$14,088	$16,316	$14,591
9/22	$12,584	$14,799	$12,994
10/22	$12,981	$15,862	$13,324
11/22	$13,545	$16,965	$14,160
12/22	$12,966	$16,245	$13,788
1/23	$13,522	$17,394	$14,335
2/23	$12,993	$16,976	$13,643
3/23	$12,979	$17,500	$13,605
4/23	$13,075	$17,807	$13,751
5/23	$12,542	$17,629	$13,019
6/23	$12,935	$18,696	$13,501
7/23	$13,334	$19,324	$14,037
8/23	$13,018	$18,862	$13,624
9/23	$12,557	$18,048	$13,096
10/23	$12,379	$17,525	$12,890
11/23	$13,080	$19,168	$13,669
12/23	$13,506	$20,109	$14,128
1/24	$13,199	$20,350	$13,817
2/24	$13,227	$21,213	$13,768
3/24	$13,613	$21,894	$14,204
4/24	$13,304	$21,081	$13,905
5/24	$13,739	$22,022	$14,354
6/24	$13,686	$22,471	$14,210
7/24	$14,083	$22,867	$14,614
8/24	$14,606	$23,471	$15,105
9/24	$15,151	$23,901	$15,678
10/24	$14,710	$23,427	$15,175
11/24	$15,066	$24,502	$15,475
12/24	$14,266	$23,863	$14,849
1/25	$14,610	$24,705	$15,195
2/25	$14,983	$24,527	$15,492
3/25	$15,199	$23,435	$15,720
4/25	$15,141	$23,644	$15,691
5/25	$15,213	$25,043	$15,854
6/25	$15,507	$26,124	$16,117
7/25	$15,507	$26,460	$16,018
8/25	$15,830	$27,150	$16,393
9/25	$16,093	$28,023	$16,648
10/25	$16,033	$28,584	$16,653
11/25	$16,617	$28,665	$17,118
12/25	$16,611	$28,897	$16,974
1/26	$17,573	$29,543	$17,997
2/26	$18,722	$29,760	$18,995
3/26	$18,057	$27,864	$18,861
4/26	$19,081	$30,537	$19,946
5/26	$18,734	$31,927	$19,497
6/26	$18,256	$31,698	$18,932

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	17.73%	6.58%	6.56%
MSCI World Index	21.34%	11.47%	12.95%
Real Assets Blend Index	17.47%	6.61%	6.97%

Performance Inception Date	Jan. 09, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,383,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%

C000176377
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	R6 Shares
Trading Symbol	RALYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	R6 Shares	MSCI World Index	Real Assets Blend Index
7/22	$1,000,000	$1,000,000	$1,000,000
7/22	$1,047,970	$1,036,267	$1,043,416
8/22	$1,020,582	$992,943	$1,012,836
9/22	$912,281	$900,639	$901,993
10/22	$941,109	$965,316	$924,899
11/22	$982,027	$1,032,435	$982,952
12/22	$940,774	$988,590	$957,131
1/23	$981,206	$1,058,539	$995,111
2/23	$942,746	$1,033,094	$947,077
3/23	$942,468	$1,065,016	$944,441
4/23	$950,413	$1,083,685	$954,532
5/23	$910,688	$1,072,866	$903,767
6/23	$938,982	$1,137,751	$937,187
7/23	$968,981	$1,175,971	$974,436
8/23	$945,981	$1,147,882	$945,737
9/23	$913,186	$1,098,364	$909,077
10/23	$900,169	$1,066,494	$894,801
11/23	$951,235	$1,166,480	$948,869
12/23	$982,016	$1,223,748	$980,724
1/24	$960,668	$1,238,433	$959,153
2/24	$963,718	$1,290,940	$955,752
3/24	$991,581	$1,332,424	$986,018
4/24	$969,045	$1,282,932	$965,238
5/24	$1,000,801	$1,340,217	$996,430
6/24	$998,720	$1,367,488	$986,384
7/24	$1,027,638	$1,391,586	$1,014,436
8/24	$1,064,819	$1,428,366	$1,048,566
9/24	$1,106,419	$1,454,526	$1,088,297
10/24	$1,073,174	$1,425,672	$1,053,430
11/24	$1,099,147	$1,491,091	$1,074,219
12/24	$1,042,568	$1,452,233	$1,030,774
1/25	$1,067,740	$1,503,480	$1,054,762
2/25	$1,095,011	$1,492,659	$1,075,428
3/25	$1,110,566	$1,426,205	$1,091,245
4/25	$1,106,327	$1,438,880	$1,089,238
5/25	$1,112,686	$1,524,050	$1,100,560
6/25	$1,133,957	$1,589,817	$1,118,769
7/25	$1,135,031	$1,610,282	$1,111,934
8/25	$1,157,581	$1,652,287	$1,137,918
9/25	$1,177,937	$1,705,402	$1,155,658
10/25	$1,173,554	$1,739,553	$1,156,004
11/25	$1,216,288	$1,744,467	$1,188,297
12/25	$1,216,849	$1,758,568	$1,178,286
1/26	$1,286,220	$1,797,923	$1,249,327
2/26	$1,371,513	$1,811,093	$1,318,555
3/26	$1,323,784	$1,695,735	$1,309,259
4/26	$1,398,868	$1,858,387	$1,384,568
5/26	$1,373,455	$1,942,983	$1,353,445
6/26	$1,338,286	$1,929,041	$1,314,204

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 7/22/22
R6 Shares	18.02%	7.68%
MSCI World Index	21.34%	18.16%
Real Assets Blend Index	17.47%	7.19%

Performance Inception Date	Jul. 22, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,383,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%